Centura Funds, Inc.

Centura Equity Growth Fund
Centura Equity Income Fund
Centura Southeast Equity Fund
Centura Federal Securities Income Fund
Centura North Carolina Tax-Free Bond Fund

December 3, 1997

Dear Shareholder,

    This mid-year report covers the period from May 1, 1997 through October 31, 1997. Following is a discussion of the domestic equity and fixed income markets and comments on each of the Centura Funds.

ECONOMICS/CAPITAL MARKETS COMMENTARY

    August 1997 marked the fifteenth anniversary of this bull market. A $1 investment made in U.S. stocks made fifteen years ago as represented by Ibbitson would have grown to approximately $14 by July 1997. That's equivalent to roughly a 20% average annual return, twice the historical return of stocks for the past seventy years. In August of 1982, most investors wanted nothing to do with U.S. stocks. Interest rates and inflation were high and the perceived outlook for stocks was bleak. I can still remember when "Business Week" magazine ran a cover story that declared "The Death of Equities". Fifteen years ago, a basket of stocks could be bought at 7-8 times earnings versus 23 times earnings today. The dividend yield on stocks has declined from 6.3% in 1982 to 1.6% today. The average stock fifteen years ago, as represented by the S&P 500, could be bought at 1.1 times book value compared with 5.6 times today. (See chart below)

                          AUGUST 1982  AUGUST 1997
---------------------------------------------------
 Unemployment Rate           9.8%          4.8%
 ...................................................
 Dividend yield              6.3%          1.6%
 ...................................................
 Price to Book Value          1.1          5.6
 ...................................................
 Price/Earnings Ratio          7            23
 ...................................................
 Prime Rate                   15%          8.5%
 ...................................................
 30 Year T-Bond yield        13.3%         6.4%
 ...................................................
 Number of Mutual             320          2800
 Funds
---------------------------------------------------
 Assets in Stock Funds    $44 Billion      $2.9
                                         Trillion
---------------------------------------------------
 Net Cash flow into       -$2 Billion     +$193
 Mutual Fund                             Billion
                               Source: Barrons

    As one can see from the above chart, 1982 was clearly the opposite market environment than 1997. Today, the economy is strong, inflation is steady to falling and the federal budget deficit is shrinking to a level that just five years ago was thought to be practically impossible. Its a very different world today than in 1982. Individual investors have become enamored with equity mutual funds as greed has taken the place of fear. Practically everyone has accepted what the bulls have coined as a Goldilocks economy, new paradigms, an economic sweet-spot, or the golden years. Even Alan Greenspan has recently become comfortable with the market at the Dow 8200 level, after warning about "irrational exuberance" at Dow 6000.

    While we are not predicting the end to this great bull market, we are clearly concerned by the complacency of the investing public. We know that the long term returns on equities will depend not only on earnings and dividends, but also on valuation levels. Rising valuation levels (higher price/earnings multiples) have contributed approximately 7% of the 20% return in stocks over the last fifteen years. Going forward, we believe it highly unlikely that multiples can expand from the current level of 23 times earnings. It is probably more likely that we will be seeing a multiple contraction over the next few years. We believe that going forward, market returns will be largely dependent upon corporate earnings. Over the past fifteen years, corporate profits have grown at approximately 9%, which is somewhat ahead of the long term growth rate of 7-8%. While we see no evidence of an economic slowdown, we are concerned that profit growth may disappoint many on Wall Street. Over the last seven years, the primary drivers of earnings growth have been gross margin improvement, lower interest expense, and lower tax rates. We are fearful that corporate America will find it more difficult to continue to take costs out of the system to the same magnitude as before. Betting on lower interest expense and lower tax rates to drive corporate earnings also seems unrealistic. Any disappointment on the earnings front, coupled with a contraction in the lofty price/earnings multiples could give us our first real correction in years.

    Over the last two quarters we discussed at length the surge in indexing and the apparent overvaluation of the large multinationals versus the small and mid capitalization companies. Over the last few months, many of these large capitalization stocks corrected as much as 15-20%, as companies such as Gillette, Coca-Cola, and Avon Products warned of disappointing results. While the large multinationals corrected, the small and mid cap indexes exploded in the third quarter. For the first time since the second quarter of 1996, the average U.S. stock fund, with its exposure to small and mid-cap stocks, returned 11.8%* for the third quarter, well ahead of the 7.5% return for the S&P 500 index. While the valuation discrepancy of large versus small, has largely corrected itself, we continue to believe that active managers will continue to outperform the passive S&P 500 benchmark. We think it will be a "stockpickers" market over the next several quarters. As you know, our equity strategy is one that focuses on value, with what we perceive to be moderate risk. Our portfolios are concentrated in quality companies with low market expectations. As Benjamin Graham stated "Buying the best issue is like betting on a top-heavy favorite in a horse race. The chances may be on your side, but the odds are heavily against you." Our focus on the less exploited areas (low expectations) of the market should insulate us somewhat from the potential profit shortfall we discussed in the previous paragraph.

    On the fixed income front, we believe that rates will continue to decline over the next couple of years. This decline will not happen overnight, and it will not be a dramatic drop, but it will occur for the following reasons:

    VIGILANT FEDERAL RESERVE -- Following former Chairman Volcker's lead, the Fed has become an increasingly responsive inflation fighter, especially in the 10 years that Alan Greenspan has been chairman. Through a combination of luck and skill, the Fed has orchestrated an extended non-inflationary period throughout the 1990's. This success is reflected in generally disinflationary conditions worldwide.

    INNOVATION, PRODUCTIVITY AND COMPETITION -- Technological advances, improved efficiency and corporate downsizing have led to significant productivity gains, especially over the past five years. In addition, the robust entrepreneurial spirit inherent in the U.S. economic system has created greater competitive pressures. These developments have helped sustain the economy and keep inflation in check.

    DEMOGRAPHIC SHIFTS -- The population of U.S. citizens in their mid-20s, who tend to be the biggest borrowers in our society, is shrinking. As a result, reduced demand for credit will likely cause some lenders to lower their interest rates. Meanwhile, those aged 45 to 65, who tend to be the biggest savers, make up the fastest-growing population segment. This trend is reflected in the national savings rate, which has increased from about 3% to more than 5% over the past three years. More demand for savings investments such as Treasury bills and bonds should help drive bond prices higher and yields lower.

    STRONG U.S. CURRENCY -- Over the past two years, the U.S. dollar has gained in value against most major foreign currencies. The strong dollar has helped attract an increasing amount of foreign investment into the U.S. bond market. In addition, it has kept a lid on inflation by making imported goods less expensive for U.S. consumers.

* WALL STREET JOURNAL, October 3, 1997

    BALANCED FEDERAL BUDGET -- The agreement between Congress and President Clinton to balance the budget by 2002 has positive long-run implications for the bond market. Movement toward a balanced budget will reduce the government's borrowing needs, which means that fewer new Treasury bonds will need to be issued. The resulting smaller supply should translate into lower bond yields.

    DECLINING COMMODITY PRICES -- As commodity prices continue to decline interest rates will not be far behind. This is illustrated by the charts below:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  JOURNAL OF COMMERCE INDUSTRIAL PRICE
                 INDEX
Jun-92                                         98.2
Jun-92                                         97.8
Jun-92                                         98.1
Jun-92                                         97.8
Jun-92                                         97.9
Jun-92                                         97.9
Jun-92                                         98.1
Jun-92                                         98.9
Jun-92                                         98.6
Jun-92                                         98.6
Jun-92                                         98.8
Jun-92                                         98.7
Jun-92                                         99.2
Jun-92                                           99
Jun-92                                         98.9
Jun-92                                         98.6
Jun-92                                         98.8
Jun-92                                         98.8
Jun-92                                           99
Jun-92                                           99
Jun-92                                           99
Jun-92                                           99
Jul-92                                         98.9
Jul-92                                         98.7
Jul-92                                         98.8
Jul-92                                         98.6
Jul-92                                         98.5
Jul-92                                         98.5
Jul-92                                         98.4
Jul-92                                         98.3
Jul-92                                         98.2
Jul-92                                           98
Jul-92                                         97.9
Jul-92                                         98.1
Jul-92                                         98.1
Jul-92                                         98.5
Jul-92                                         98.7
Jul-92                                         98.8
Jul-92                                         98.6
Jul-92                                         98.5
Jul-92                                         98.8
Jul-92                                           99
Jul-92                                         98.9
Jul-92                                         99.1
Aug-92                                         99.2
Aug-92                                         98.7
Aug-92                                         98.9
Aug-92                                         99.1
Aug-92                                         98.9
Aug-92                                         98.8
Aug-92                                         98.5
Aug-92                                         98.9
Aug-92                                           99
Aug-92                                         98.8
Aug-92                                           99
Aug-92                                         98.8
Aug-92                                         98.8
Aug-92                                         98.6
Aug-92                                         98.6
Aug-92                                         98.7
Aug-92                                         98.8
Aug-92                                         98.8
Aug-92                                         98.6
Aug-92                                         99.5
Aug-92                                         99.9
Sep-92                                          100
Sep-92                                        100.1
Sep-92                                          100
Sep-92                                          100
Sep-92                                          100
Sep-92                                        100.1
Sep-92                                         99.9
Sep-92                                        100.2
Sep-92                                        100.3
Sep-92                                        100.1
Sep-92                                         99.9
Sep-92                                        100.1
Sep-92                                        100.1
Sep-92                                        100.1
Sep-92                                          100
Sep-92                                         99.7
Sep-92                                         99.6
Sep-92                                         99.4
Sep-92                                         99.1
Sep-92                                         98.5
Sep-92                                         98.1
Oct-92                                         98.2
Oct-92                                         97.7
Oct-92                                         97.4
Oct-92                                         97.5
Oct-92                                         97.3
Oct-92                                         96.6
Oct-92                                         96.6
Oct-92                                         96.7
Oct-92                                           97
Oct-92                                         96.8
Oct-92                                         96.9
Oct-92                                         96.7
Oct-92                                         96.9
Oct-92                                         96.7
Oct-92                                         96.6
Oct-92                                         96.5
Oct-92                                         96.3
Oct-92                                         96.4
Oct-92                                         96.4
Oct-92                                         96.2
Oct-92                                         96.2
Nov-92                                         96.1
Nov-92                                         96.3
Nov-92                                         96.4
Nov-92                                         96.4
Nov-92                                         96.2
Nov-92                                         95.9
Nov-92                                         95.9
Nov-92                                           96
Nov-92                                         96.1
Nov-92                                         96.4
Nov-92                                         96.3
Nov-92                                         96.4
Nov-92                                         96.5
Nov-92                                         96.8
Nov-92                                         96.8
Nov-92                                         96.9
Nov-92                                         96.9
Nov-92                                         96.9
Dec-92                                         97.3
Dec-92                                           97
Dec-92                                         96.9
Dec-92                                         96.9
Dec-92                                           97
Dec-92                                           97
Dec-92                                         96.9
Dec-92                                         97.1
Dec-92                                         97.1
Dec-92                                         96.9
Dec-92                                         95.7
Dec-92                                         97.1
Dec-92                                         97.2
Dec-92                                         97.3
Dec-92                                         97.5
Dec-92                                         97.8
Dec-92                                         97.8
Dec-92                                         97.8
Dec-92                                         97.8
Dec-92                                         97.9
Dec-92                                         97.9
Dec-92                                         97.8
Jan-93                                         97.9
Jan-93                                           98
Jan-93                                         97.8
Jan-93                                           98
Jan-93                                         98.1
Jan-93                                         98.1
Jan-93                                         98.3
Jan-93                                         98.3
Jan-93                                         98.3
Jan-93                                         98.6
Jan-93                                         98.4
Jan-93                                         98.3
Jan-93                                         98.5
Jan-93                                         98.7
Jan-93                                         98.6
Jan-93                                         98.8
Jan-93                                         98.9
Jan-93                                         98.9
Jan-93                                           99
Feb-93                                         99.3
Feb-93                                         99.2
Feb-93                                         99.4
Feb-93                                         99.6
Feb-93                                          100
Feb-93                                          100
Feb-93                                        100.8
Feb-93                                        100.9
Feb-93                                        101.1
Feb-93                                          101
Feb-93                                        100.4
Feb-93                                        100.2
Feb-93                                        100.3
Feb-93                                        100.3
Feb-93                                        100.6
Feb-93                                        100.4
Feb-93                                        100.6
Feb-93                                        100.5
Feb-93                                        100.4
Mar-93                                        100.1
Mar-93                                          100
Mar-93                                         99.8
Mar-93                                        100.2
Mar-93                                        100.2
Mar-93                                        100.6
Mar-93                                        101.6
Mar-93                                        101.4
Mar-93                                        101.4
Mar-93                                        101.4
Mar-93                                        101.3
Mar-93                                        101.1
Mar-93                                        101.3
Mar-93                                        101.2
Mar-93                                        101.1
Mar-93                                        100.8
Mar-93                                        100.5
Mar-93                                        100.1
Mar-93                                         99.4
Mar-93                                         99.2
Mar-93                                         98.5
Mar-93                                         98.4
Mar-93                                         98.4
Apr-93                                         98.4
Apr-93                                         98.2
Apr-93                                         97.9
Apr-93                                         97.8
Apr-93                                         97.7
Apr-93                                         97.3
Apr-93                                         97.6
Apr-93                                         97.5
Apr-93                                         97.4
Apr-93                                         97.4
Apr-93                                         97.3
Apr-93                                         97.3
Apr-93                                         97.4
Apr-93                                         97.4
Apr-93                                         97.2
Apr-93                                         97.2
Apr-93                                         97.4
Apr-93                                         97.5
Apr-93                                         97.4
Apr-93                                         96.7
Apr-93                                         96.9
May-93                                         96.7
May-93                                         96.5
May-93                                         96.6
May-93                                         96.5
May-93                                         96.5
May-93                                         96.5
May-93                                         96.6
May-93                                         96.6
May-93                                         96.4
May-93                                         95.6
May-93                                         95.4
May-93                                         95.3
May-93                                         95.5
May-93                                         95.3
May-93                                         95.5
May-93                                         95.7
May-93                                         95.7
May-93                                         95.6
May-93                                         95.6
May-93                                         95.6
Jun-93                                         95.3
Jun-93                                         95.5
Jun-93                                         95.6
Jun-93                                         95.7
Jun-93                                         95.5
Jun-93                                           96
Jun-93                                         96.1
Jun-93                                           95
Jun-93                                         95.8
Jun-93                                         95.5
Jun-93                                         95.3
Jun-93                                         95.4
Jun-93                                         95.4
Jun-93                                         95.6
Jun-93                                         95.7
Jun-93                                         95.5
Jun-93                                         95.7
Jun-93                                           96
Jun-93                                         95.9
Jun-93                                         95.9
Jun-93                                         95.8
Jun-93                                         95.9
Jul-93                                         95.7
Jul-93                                         95.6
Jul-93                                         95.5
Jul-93                                         95.4
Jul-93                                         95.3
Jul-93                                         95.2
Jul-93                                         95.3
Jul-93                                           95
Jul-93                                         94.9
Jul-93                                         94.8
Jul-93                                         94.7
Jul-93                                         94.4
Jul-93                                         94.2
Jul-93                                         94.6
Jul-93                                         94.6
Jul-93                                         94.8
Jul-93                                         94.7
Jul-93                                         94.8
Jul-93                                         95.2
Jul-93                                         95.3
Jul-93                                         95.3
Aug-93                                           95
Aug-93                                         95.2
Aug-93                                         95.4
Aug-93                                         95.4
Aug-93                                         95.5
Aug-93                                         95.9
Aug-93                                         95.6
Aug-93                                         95.5
Aug-93                                         95.7
Aug-93                                         95.6
Aug-93                                         95.4
Aug-93                                         95.5
Aug-93                                         95.2
Aug-93                                         95.2
Aug-93                                         95.2
Aug-93                                         95.3
Aug-93                                         95.2
Aug-93                                         95.4
Aug-93                                         95.4
Aug-93                                         95.6
Aug-93                                         95.6
Aug-93                                         95.6
Sep-93                                         95.4
Sep-93                                         95.4
Sep-93                                         95.3
Sep-93                                           95
Sep-93                                         94.9
Sep-93                                         94.9
Sep-93                                         94.7
Sep-93                                         94.9
Sep-93                                         94.7
Sep-93                                         94.6
Sep-93                                         94.7
Sep-93                                         94.7
Sep-93                                         94.6
Sep-93                                         94.4
Sep-93                                         94.3
Sep-93                                         94.3
Sep-93                                         94.4
Sep-93                                         94.1
Sep-93                                           94
Sep-93                                           94
Sep-93                                           94
Oct-93                                         93.8
Oct-93                                         93.5
Oct-93                                         93.7
Oct-93                                         93.8
Oct-93                                           94
Oct-93                                           94
Oct-93                                         94.2
Oct-93                                         94.3
Oct-93                                         94.3
Oct-93                                         94.4
Oct-93                                         94.3
Oct-93                                         94.1
Oct-93                                         94.4
Oct-93                                         94.7
Oct-93                                         94.7
Oct-93                                         94.8
Oct-93                                         94.6
Oct-93                                         94.4
Oct-93                                         94.4
Oct-93                                         93.7
Nov-93                                         93.9
Nov-93                                         93.8
Nov-93                                           94
Nov-93                                           94
Nov-93                                         94.1
Nov-93                                         94.2
Nov-93                                         93.9
Nov-93                                           94
Nov-93                                         94.1
Nov-93                                         94.1
Nov-93                                         94.1
Nov-93                                         94.2
Nov-93                                           94
Nov-93                                         94.1
Nov-93                                         94.2
Nov-93                                         94.2
Nov-93                                         94.1
Nov-93                                         93.5
Nov-93                                         93.5
Dec-93                                         93.3
Dec-93                                         93.3
Dec-93                                         93.2
Dec-93                                         93.2
Dec-93                                         93.5
Dec-93                                         93.4
Dec-93                                         93.4
Dec-93                                         93.9
Dec-93                                         94.1
Dec-93                                           94
Dec-93                                         93.6
Dec-93                                         93.8
Dec-93                                         93.8
Dec-93                                         93.8
Dec-93                                         94.1
Dec-93                                         94.4
Dec-93                                         94.4
Dec-93                                         94.2
Dec-93                                           94
Dec-93                                         94.4
Dec-93                                         94.4
Jan-94                                         94.7
Jan-94                                         94.4
Jan-94                                         94.7
Jan-94                                         95.2
Jan-94                                         95.2
Jan-94                                         94.8
Jan-94                                         94.7
Jan-94                                         94.8
Jan-94                                         94.8
Jan-94                                         95.6
Jan-94                                         95.2
Jan-94                                         95.4
Jan-94                                         95.1
Jan-94                                         95.1
Jan-94                                         95.5
Jan-94                                         95.7
Jan-94                                           96
Jan-94                                         96.2
Jan-94                                           96
Jan-94                                           96
Feb-94                                         96.6
Feb-94                                         96.7
Feb-94                                         96.7
Feb-94                                         96.7
Feb-94                                         96.5
Feb-94                                         96.6
Feb-94                                         96.3
Feb-94                                         96.3
Feb-94                                         95.8
Feb-94                                         95.4
Feb-94                                         95.6
Feb-94                                         95.8
Feb-94                                         95.9
Feb-94                                         96.2
Feb-94                                         96.2
Feb-94                                         96.3
Feb-94                                         97.1
Feb-94                                           97
Feb-94                                         97.1
Mar-94                                         96.9
Mar-94                                         96.7
Mar-94                                         96.6
Mar-94                                         96.7
Mar-94                                         96.2
Mar-94                                         96.6
Mar-94                                         96.7
Mar-94                                         97.1
Mar-94                                         97.2
Mar-94                                         97.3
Mar-94                                         97.4
Mar-94                                         97.5
Mar-94                                         97.5
Mar-94                                         97.5
Mar-94                                         97.5
Mar-94                                         97.5
Mar-94                                         97.4
Mar-94                                         97.6
Mar-94                                         97.3
Mar-94                                         97.4
Mar-94                                         97.2
Mar-94                                         97.4
Apr-94                                         97.9
Apr-94                                         98.1
Apr-94                                           98
Apr-94                                         97.6
Apr-94                                         97.7
Apr-94                                         97.7
Apr-94                                         97.9
Apr-94                                         98.1
Apr-94                                         98.2
Apr-94                                         98.4
Apr-94                                         98.7
Apr-94                                         98.7
Apr-94                                         98.6
Apr-94                                         98.6
Apr-94                                         98.7
Apr-94                                         98.7
Apr-94                                         98.7
Apr-94                                         98.6
Apr-94                                         98.6
Apr-94                                         98.8
May-94                                         99.3
May-94                                         99.1
May-94                                         99.6
May-94                                         99.4
May-94                                         99.7
May-94                                        100.1
May-94                                        100.3
May-94                                        100.5
May-94                                        100.5
May-94                                        101.5
May-94                                        101.5
May-94                                        100.8
May-94                                        100.8
May-94                                        101.1
May-94                                        101.8
May-94                                        101.9
May-94                                        101.7
May-94                                        101.4
May-94                                        101.3
May-94                                        101.3
May-94                                        101.5
Jun-94                                        101.3
Jun-94                                        101.3
Jun-94                                        101.2
Jun-94                                        101.2
Jun-94                                        101.3
Jun-94                                        101.5
Jun-94                                          102
Jun-94                                        102.2
Jun-94                                        102.2
Jun-94                                        102.5
Jun-94                                        102.6
Jun-94                                        102.9
Jun-94                                        103.3
Jun-94                                        103.2
Jun-94                                        103.1
Jun-94                                        102.7
Jun-94                                        102.3
Jun-94                                        102.2
Jun-94                                        102.2
Jun-94                                          102
Jun-94                                        102.2
Jun-94                                        102.3
Jul-94                                        102.5
Jul-94                                        102.6
Jul-94                                        102.6
Jul-94                                        102.4
Jul-94                                        103.3
Jul-94                                        103.7
Jul-94                                        103.5
Jul-94                                        103.7
Jul-94                                        103.7
Jul-94                                        104.6
Jul-94                                        104.8
Jul-94                                        105.1
Jul-94                                        105.1
Jul-94                                        105.2
Jul-94                                        104.9
Jul-94                                        104.9
Jul-94                                        104.5
Jul-94                                        104.6
Jul-94                                        104.7
Aug-94                                        104.6
Aug-94                                        104.6
Aug-94                                        104.4
Aug-94                                        104.7
Aug-94                                        104.6
Aug-94                                        104.9
Aug-94                                        105.6
Aug-94                                        105.6
Aug-94                                        105.7
Aug-94                                        105.5
Aug-94                                        105.4
Aug-94                                        105.8
Aug-94                                          106
Aug-94                                        106.1
Aug-94                                        106.3
Aug-94                                        106.1
Aug-94                                        105.9
Aug-94                                        106.4
Aug-94                                        106.4
Aug-94                                        106.6
Aug-94                                          107
Aug-94                                        106.7
Aug-94                                        106.9
Sep-94                                          107
Sep-94                                        106.8
Sep-94                                          107
Sep-94                                        107.1
Sep-94                                        107.1
Sep-94                                        107.3
Sep-94                                        107.2
Sep-94                                        106.8
Sep-94                                        107.9
Sep-94                                        107.9
Sep-94                                        108.1
Sep-94                                          108
Sep-94                                        107.8
Sep-94                                          108
Sep-94                                        107.9
Sep-94                                        108.4
Sep-94                                        108.2
Sep-94                                        107.7
Sep-94                                          108
Sep-94                                        108.1
Sep-94                                        108.3
Oct-94                                        108.4
Oct-94                                          108
Oct-94                                        107.9
Oct-94                                          108
Oct-94                                        108.5
Oct-94                                        107.5
Oct-94                                        107.3
Oct-94                                        107.2
Oct-94                                        107.2
Oct-94                                        107.3
Oct-94                                        107.4
Oct-94                                        107.5
Oct-94                                        107.7
Oct-94                                        107.7
Oct-94                                        107.7
Oct-94                                        107.2
Oct-94                                        107.9
Oct-94                                        108.1
Oct-94                                        108.4
Oct-94                                        108.3
Nov-94                                        108.7
Nov-94                                        108.9
Nov-94                                        109.3
Nov-94                                        109.3
Nov-94                                        109.2
Nov-94                                        109.3
Nov-94                                        109.4
Nov-94                                        109.3
Nov-94                                        109.5
Nov-94                                        109.6
Nov-94                                        110.1
Nov-94                                        110.3
Nov-94                                        110.3
Nov-94                                        110.5
Nov-94                                        110.5
Nov-94                                        110.5
Nov-94                                        110.4
Nov-94                                        110.5
Nov-94                                        110.8
Dec-94                                        113.2
Dec-94                                        113.4
Dec-94                                          113
Dec-94                                        112.5
Dec-94                                        112.8
Dec-94                                        113.2
Dec-94                                        113.1
Dec-94                                        112.8
Dec-94                                        112.6
Dec-94                                        112.7
Dec-94                                        111.9
Dec-94                                        112.2
Dec-94                                        111.7
Dec-94                                        111.8
Dec-94                                        111.5
Dec-94                                        112.3
Dec-94                                        112.3
Dec-94                                        113.1
Dec-94                                        113.3
Dec-94                                        113.5
Dec-94                                        113.4
Jan-95                                        113.1
Jan-95                                        112.7
Jan-95                                        113.3
Jan-95                                        113.6
Jan-95                                        114.2
Jan-95                                        114.4
Jan-95                                        114.2
Jan-95                                        114.3
Jan-95                                        114.3
Jan-95                                        114.7
Jan-95                                          115
Jan-95                                        115.3
Jan-95                                        115.4
Jan-95                                        115.6
Jan-95                                        115.9
Jan-95                                        115.5
Jan-95                                        115.5
Jan-95                                        115.3
Jan-95                                        114.7
Jan-95                                        114.7
Feb-95                                        114.3
Feb-95                                        113.9
Feb-95                                        113.8
Feb-95                                        113.2
Feb-95                                        113.1
Feb-95                                        112.3
Feb-95                                        112.5
Feb-95                                        112.9
Feb-95                                        112.5
Feb-95                                        112.2
Feb-95                                        112.6
Feb-95                                        112.7
Feb-95                                          113
Feb-95                                        113.1
Feb-95                                          113
Feb-95                                        113.1
Feb-95                                        112.9
Feb-95                                        113.2
Feb-95                                        112.8
Mar-95                                        112.7
Mar-95                                          113
Mar-95                                        113.2
Mar-95                                        113.2
Mar-95                                        113.1
Mar-95                                        113.7
Mar-95                                        113.7
Mar-95                                        113.8
Mar-95                                        113.9
Mar-95                                          114
Mar-95                                        113.8
Mar-95                                        114.1
Mar-95                                        114.1
Mar-95                                        113.8
Mar-95                                        113.9
Mar-95                                        114.4
Mar-95                                        114.6
Mar-95                                        114.5
Mar-95                                        114.2
Mar-95                                        114.4
Mar-95                                        113.8
Mar-95                                        113.5
Mar-95                                        113.1
Apr-95                                        113.5
Apr-95                                        113.9
Apr-95                                        113.8
Apr-95                                        113.8
Apr-95                                        114.8
Apr-95                                        114.4
Apr-95                                        115.1
Apr-95                                        114.9
Apr-95                                        114.4
Apr-95                                        114.3
Apr-95                                        114.8
Apr-95                                        114.9
Apr-95                                        114.5
Apr-95                                          115
Apr-95                                        115.3
Apr-95                                        115.2
Apr-95                                        115.2
Apr-95                                        114.9
Apr-95                                        114.8
Apr-95                                        115.1
May-95                                        115.2
May-95                                        115.1
May-95                                        115.1
May-95                                        114.9
May-95                                        114.8
May-95                                        114.9
May-95                                        114.8
May-95                                        114.3
May-95                                        114.2
May-95                                        114.2
May-95                                        113.7
May-95                                        113.9
May-95                                        113.4
May-95                                        113.5
May-95                                        113.7
May-95                                        113.9
May-95                                        113.9
May-95                                        113.8
May-95                                        113.9
May-95                                        113.9
May-95                                        114.1
May-95                                          114
Jun-95                                        114.1
Jun-95                                          114
Jun-95                                        113.9
Jun-95                                        113.4
Jun-95                                        113.2
Jun-95                                        113.3
Jun-95                                        113.4
Jun-95                                        113.2
Jun-95                                        113.1
Jun-95                                        113.1
Jun-95                                        114.6
Jun-95                                        114.6
Jun-95                                        114.2
Jun-95                                        114.5
Jun-95                                        114.2
Jun-95                                        114.7
Jun-95                                        114.6
Jun-95                                        115.3
Jun-95                                        115.3
Jun-95                                        115.3
Jun-95                                        115.3
Jun-95                                        115.1
Jul-95                                        114.9
Jul-95                                          115
Jul-95                                        114.9
Jul-95                                          115
Jul-95                                          115
Jul-95                                        115.4
Jul-95                                        115.6
Jul-95                                        115.6
Jul-95                                        115.5
Jul-95                                        115.8
Jul-95                                        115.4
Jul-95                                          115
Jul-95                                        114.6
Jul-95                                          114
Jul-95                                        113.9
Jul-95                                        113.2
Jul-95                                        113.4
Jul-95                                        113.5
Jul-95                                        113.1
Jul-95                                        113.5
Aug-95                                        113.3
Aug-95                                        113.7
Aug-95                                        113.7
Aug-95                                          114
Aug-95                                        114.3
Aug-95                                        114.1
Aug-95                                          114
Aug-95                                        113.6
Aug-95                                        113.7
Aug-95                                        113.7
Aug-95                                        113.9
Aug-95                                        113.5
Aug-95                                        113.7
Aug-95                                        114.1
Aug-95                                        114.6
Aug-95                                        114.8
Aug-95                                        115.2
Aug-95                                        114.9
Aug-95                                        114.6
Aug-95                                        114.7
Aug-95                                        114.5
Aug-95                                        114.5
Aug-95                                        114.2
Sep-95                                        113.4
Sep-95                                        113.4
Sep-95                                        113.6
Sep-95                                        113.3
Sep-95                                        113.6
Sep-95                                        113.2
Sep-95                                        113.2
Sep-95                                        112.9
Sep-95                                        112.6
Sep-95                                        112.9
Sep-95                                        113.1
Sep-95                                        112.9
Sep-95                                        112.6
Sep-95                                        112.7
Sep-95                                        112.7
Sep-95                                        112.7
Sep-95                                        112.3
Sep-95                                          112
Sep-95                                        111.8
Sep-95                                        111.8
Oct-95                                        111.7
Oct-95                                        111.5
Oct-95                                        111.5
Oct-95                                        111.7
Oct-95                                        111.4
Oct-95                                        111.1
Oct-95                                        111.1
Oct-95                                        110.9
Oct-95                                        111.1
Oct-95                                        110.9
Oct-95                                        110.6
Oct-95                                        110.2
Oct-95                                        110.2
Oct-95                                        110.2
Oct-95                                        110.3
Oct-95                                          111
Oct-95                                        110.6
Oct-95                                        110.7
Oct-95                                        110.9
Oct-95                                        110.4
Oct-95                                        110.6
Nov-95                                        110.5
Nov-95                                        111.1
Nov-95                                        111.2
Nov-95                                        111.2
Nov-95                                        111.7
Nov-95                                        111.6
Nov-95                                        111.7
Nov-95                                        111.5
Nov-95                                          112
Nov-95                                        111.7
Nov-95                                          112
Nov-95                                          112
Nov-95                                        112.1
Nov-95                                        111.6
Nov-95                                        111.6
Nov-95                                        111.6
Nov-95                                        111.2
Nov-95                                        111.3
Nov-95                                        110.8
Dec-95                                          111
Dec-95                                        111.4
Dec-95                                        111.8
Dec-95                                        111.6
Dec-95                                        111.8
Dec-95                                        111.3
Dec-95                                        111.8
Dec-95                                        112.4
Dec-95                                        112.2
Dec-95                                        112.4
Dec-95                                        112.4
Dec-95                                          112
Dec-95                                        111.5
Dec-95                                        111.3
Dec-95                                          111
Dec-95                                        111.2
Dec-95                                        111.2
Dec-95                                        111.5
Dec-95                                        111.5
Dec-95                                        111.4
Jan-96                                        111.4
Jan-96                                        111.7
Jan-96                                        111.4
Jan-96                                        111.6
Jan-96                                        111.1
Jan-96                                        111.3
Jan-96                                        110.9
Jan-96                                        110.6
Jan-96                                        110.1
Jan-96                                        109.9
Jan-96                                        110.2
Jan-96                                        110.2
Jan-96                                        110.2
Jan-96                                        110.3
Jan-96                                        110.2
Jan-96                                        110.1
Jan-96                                        109.7
Jan-96                                        109.6
Jan-96                                        109.6
Jan-96                                        109.8
Feb-96                                        109.8
Feb-96                                        109.9
Feb-96                                        109.7
Feb-96                                        109.6
Feb-96                                        109.7
Feb-96                                        109.7
Feb-96                                          110
Feb-96                                        109.9
Feb-96                                        109.7
Feb-96                                        109.8
Feb-96                                        109.8
Feb-96                                          110
Feb-96                                        110.4
Feb-96                                          111
Feb-96                                        111.2
Feb-96                                        110.3
Feb-96                                        110.3
Feb-96                                        110.5
Feb-96                                        110.5
Feb-96                                        110.7
Mar-96                                        110.7
Mar-96                                        109.5
Mar-96                                        108.4
Mar-96                                        108.6
Mar-96                                        108.6
Mar-96                                        108.5
Mar-96                                        108.5
Mar-96                                        108.4
Mar-96                                        108.7
Mar-96                                        108.8
Mar-96                                        108.6
Mar-96                                        109.3
Mar-96                                          110
Mar-96                                        109.7
Mar-96                                        109.8
Mar-96                                        109.9
Mar-96                                        109.8
Mar-96                                        110.1
Mar-96                                        109.5
Mar-96                                        109.5
Mar-96                                        109.8
Apr-96                                        109.9
Apr-96                                        109.9
Apr-96                                        109.8
Apr-96                                        109.9
Apr-96                                        110.2
Apr-96                                        110.1
Apr-96                                          110
Apr-96                                          110
Apr-96                                        110.3
Apr-96                                        110.2
Apr-96                                        110.1
Apr-96                                          110
Apr-96                                        110.1
Apr-96                                        110.4
Apr-96                                        110.5
Apr-96                                          111
Apr-96                                        111.1
Apr-96                                        110.5
Apr-96                                        109.3
Apr-96                                        109.6
Apr-96                                        109.5
May-96                                        109.3
May-96                                        109.8
May-96                                          110
May-96                                        110.2
May-96                                        110.4
May-96                                        110.5
May-96                                        110.5
May-96                                        110.4
May-96                                        110.4
May-96                                        110.7
May-96                                        110.4
May-96                                        110.2
May-96                                        109.9
May-96                                        109.9
May-96                                        110.4
May-96                                          110
May-96                                        110.3
May-96                                        109.9
May-96                                        109.6
May-96                                        109.3
May-96                                        109.1
May-96                                        108.7
Jun-96                                        108.4
Jun-96                                        108.2
Jun-96                                        108.1
Jun-96                                        107.5
Jun-96                                        107.7
Jun-96                                        107.9
Jun-96                                        107.2
Jun-96                                          107
Jun-96                                        107.1
Jun-96                                        106.9
Jun-96                                        106.6
Jun-96                                        106.7
Jun-96                                        106.6
Jun-96                                        106.4
Jun-96                                          106
Jun-96                                        105.5
Jun-96                                        105.6
Jun-96                                        105.5
Jun-96                                        105.8
Jun-96                                        105.8
Jul-96                                        106.2
Jul-96                                        105.7
Jul-96                                        105.7
Jul-96                                        105.6
Jul-96                                        105.8
Jul-96                                        105.8
Jul-96                                        105.9
Jul-96                                        105.9
Jul-96                                        106.2
Jul-96                                        106.3
Jul-96                                        106.4
Jul-96                                          106
Jul-96                                        106.4
Jul-96                                        106.3
Jul-96                                        106.8
Jul-96                                        107.3
Jul-96                                        106.5
Jul-96                                        106.9
Jul-96                                        106.8
Jul-96                                        106.8
Jul-96                                        107.1
Jul-96                                        107.3
Aug-96                                          107
Aug-96                                        107.3
Aug-96                                        107.3
Aug-96                                        107.6
Aug-96                                        107.5
Aug-96                                        107.1
Aug-96                                        107.5
Aug-96                                        107.7
Aug-96                                        108.2
Aug-96                                        108.2
Aug-96                                        108.5
Aug-96                                        108.7
Aug-96                                        109.1
Aug-96                                        109.6
Aug-96                                        109.4
Aug-96                                          110
Aug-96                                          110
Aug-96                                        109.9
Aug-96                                        109.8
Aug-96                                        110.4
Aug-96                                        110.4
Aug-96                                        110.6
Sep-96                                        110.8
Sep-96                                        110.9
Sep-96                                        110.8
Sep-96                                        110.7
Sep-96                                        110.6
Sep-96                                        110.4
Sep-96                                        110.3
Sep-96                                        110.1
Sep-96                                        110.3
Sep-96                                        109.8
Sep-96                                        109.8
Sep-96                                        109.7
Sep-96                                        109.3
Sep-96                                        109.2
Sep-96                                        108.8
Sep-96                                          109
Sep-96                                        108.9
Sep-96                                        109.1
Sep-96                                        108.8
Sep-96                                        108.4
Oct-96                                          108
Oct-96                                        107.7
Oct-96                                        107.8
Oct-96                                        108.4
Oct-96                                          108
Oct-96                                        108.4
Oct-96                                          108
Oct-96                                        107.8
Oct-96                                        107.8
Oct-96                                        107.6
Oct-96                                        107.2
Oct-96                                        106.8
Oct-96                                        106.9
Oct-96                                        106.5
Oct-96                                        106.5
Oct-96                                        106.4
Oct-96                                        106.6
Oct-96                                        106.4
Oct-96                                        106.7
Oct-96                                        105.8
Oct-96                                        105.5
Oct-96                                        105.5
Nov-96                                        105.4
Nov-96                                        105.1
Nov-96                                        104.8
Nov-96                                        104.8
Nov-96                                          105
Nov-96                                        105.3
Nov-96                                        105.7
Nov-96                                        105.6
Nov-96                                        105.6
Nov-96                                        105.8
Nov-96                                        105.9
Nov-96                                        106.5
Nov-96                                        106.6
Nov-96                                        106.4
Nov-96                                        106.9
Nov-96                                        107.1
Nov-96                                        107.2
Dec-96                                        107.1
Dec-96                                        107.2
Dec-96                                        107.1
Dec-96                                          107
Dec-96                                        107.1
Dec-96                                        106.8
Dec-96                                        106.7
Dec-96                                        106.7
Dec-96                                        106.7
Dec-96                                        106.7
Dec-96                                        107.1
Dec-96                                          107
Dec-96                                        106.8
Dec-96                                        107.2
Dec-96                                        107.1
Dec-96                                        106.6
Dec-96                                        106.7
Dec-96                                        106.8
Dec-96                                        107.1
Dec-96                                        107.3
Dec-96                                        107.4
Jan-97                                        107.6
Jan-97                                        107.6
Jan-97                                        108.1
Jan-97                                        108.3
Jan-97                                        108.5
Jan-97                                        108.7
Jan-97                                        108.6
Jan-97                                       108.63
Jan-97                                        108.5
Jan-97                                       108.64
Jan-97                                        108.8
Jan-97                                        108.9
Jan-97                                        108.8
Jan-97                                        108.4
Jan-97                                        108.6
Jan-97                                        108.4
Jan-97                                        108.3
Jan-97                                        108.2
Jan-97                                          108
Jan-97                                        107.9
Jan-97                                        107.8
Feb-97                                        108.3
Feb-97                                        108.3
Feb-97                                        108.6
Feb-97                                        109.2
Feb-97                                        109.2
Feb-97                                       108.88
Feb-97                                       108.23
Feb-97                                       107.84
Feb-97                                        107.9
Feb-97                                       108.08
Feb-97                                        108.3
Feb-97                                       108.53
Feb-97                                       108.39
Feb-97                                       108.29
Feb-97                                       109.06
Feb-97                                       108.88
Feb-97                                       108.93
Feb-97                                       108.54
Feb-97                                       108.06
Mar-97                                       108.43
Mar-97                                       108.27
Mar-97                                       107.84
Mar-97                                       108.22
Mar-97                                       108.29
Mar-97                                       108.12
Mar-97                                       108.23
Mar-97                                       108.32
Mar-97                                       108.39
Mar-97                                       108.32
Mar-97                                       108.26
Mar-97                                       108.53
Mar-97                                       107.95
Mar-97                                       107.74
Mar-97                                       107.65
Mar-97                                       107.29
Mar-97                                       107.56
Mar-97                                       107.11
Mar-97                                       106.87
Mar-97                                       106.27
Mar-97                                       106.02
Apr-97                                       106.52
Apr-97                                       106.65
Apr-97                                       105.75
Apr-97                                       105.96
Apr-97                                       105.68
Apr-97                                       105.23
Apr-97                                       105.17
Apr-97                                       105.07
Apr-97                                       105.07
Apr-97                                          105
Apr-97                                       105.07
Apr-97                                       104.66
Apr-97                                       104.62
Apr-97                                       104.74
Apr-97                                       104.83
Apr-97                                       105.46
Apr-97                                       104.99
Apr-97                                       105.34
Apr-97                                       105.23
Apr-97                                       105.09
Apr-97                                       104.93
Apr-97                                       104.89
May-97                                       105.08
May-97                                       104.72
May-97                                       104.42
May-97                                       104.69
May-97                                       104.67
May-97                                       105.03
May-97                                       105.16
May-97                                       105.76
May-97                                       106.41
May-97                                       106.02
May-97                                       106.34
May-97                                       106.81
May-97                                       106.76
May-97                                       106.41
May-97                                       106.24
May-97                                       106.28
May-97                                       106.51
May-97                                       106.28
May-97                                       106.45
May-97                                       106.73
May-97                                       106.68
Jun-97                                       106.36
Jun-97                                       106.37
Jun-97                                       105.97
Jun-97                                       105.92
Jun-97                                       106.55
Jun-97                                       106.38
Jun-97                                        106.3
Jun-97                                       106.29
Jun-97                                        106.4
Jun-97                                       106.25
Jun-97                                        106.4
Jun-97                                       106.48
Jun-97                                       106.44
Jun-97                                       106.27
Jun-97                                        106.1
Jun-97                                       105.96
Jun-97                                       105.87
Jun-97                                       105.35
Jun-97                                       105.16
Jun-97                                       105.84
Jun-97                                       106.13
Jul-97                                       106.23
Jul-97                                       106.37
Jul-97                                       106.16
Jul-97                                          106
Jul-97                                       105.88
Jul-97                                       105.48
Jul-97                                        105.5
Jul-97                                       105.25
Jul-97                                       105.54
Jul-97                                       105.47
Jul-97                                       105.36
Jul-97                                       105.82
Jul-97                                       105.74
Jul-97                                       105.61
Jul-97                                       105.85
Jul-97                                       106.05
Jul-97                                       106.65
Jul-97                                       107.08
Jul-97                                        107.3
Jul-97                                       107.76
Jul-97                                       107.66
Jul-97                                       107.33
Aug-97                                       107.57
Aug-97                                       107.82
Aug-97                                          108
Aug-97                                       108.07
Aug-97                                          108
Aug-97                                       107.84
Aug-97                                       107.66
Aug-97                                        108.3
Aug-97                                       108.22
Aug-97                                      108.556
Aug-97                                       108.06
Aug-97                                        107.9
Aug-97                                       107.77
Aug-97                                       107.32
Aug-97                                       107.23
Aug-97                                       106.82
Aug-97                                       106.59
Aug-97                                        107.1
Aug-97                                       106.87
Aug-97                                       107.15
Aug-97                                       107.03
Sep-97                                       106.86
Sep-97                                       106.78
Sep-97                                       106.66
Sep-97                                       106.54
Sep-97                                       106.87
Sep-97                                       106.69
Sep-97                                       106.74
Sep-97                                       106.74
Sep-97                                       106.85
Sep-97                                       106.64
Sep-97                                       105.99
Sep-97                                       105.96
Sep-97                                       105.91
Sep-97                                       106.12
Sep-97                                       106.08
Sep-97                                          106
Sep-97                                       105.98
Sep-97                                       106.06
Sep-97                                       106.46
Sep-97                                       105.91
Sep-97                                       105.98
Oct-97                                       105.46
Oct-97                                       105.05
Oct-97                                       105.17
Oct-97                                       105.14
Oct-97                                       105.84
Oct-97                                       105.47
Oct-97                                       105.56
Oct-97                                       105.62
Oct-97                                       105.06
Oct-97                                       104.55
Oct-97                                       104.54
Oct-97                                       104.82
Oct-97                                       104.71
Oct-97                                       104.67
Oct-97                                       104.56
Oct-97                                       104.66
Oct-97                                       104.89
Oct-97                                       104.68
Oct-97                                        104.5
Oct-97                                       104.71
Oct-97                                       105.09
Oct-97                                       105.26

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              30-YEAR TREASURY
                   YIELDS
Nov-87                      9.065
Nov-87                      9.159
Nov-87                      9.103
Dec-87                      9.134
Dec-87                      9.131
Dec-87                      9.047
Dec-87                      9.122
Dec-87                      9.216
Dec-87                      9.223
Dec-87                      9.204
Dec-87                      9.385
Dec-87                      9.457
Dec-87                      9.378
Dec-87                      9.204
Dec-87                      9.134
Dec-87                      9.144
Dec-87                      8.919
Dec-87                       9.01
Dec-87                      9.047
Dec-87                      8.907
Dec-87                      8.913
Dec-87                      8.992
Dec-87                      8.919
Dec-87                      8.889
Dec-87                       8.98
Jan-88                      8.925
Jan-88                      8.853
Jan-88                      8.998
Jan-88                      8.949
Jan-88                      9.091
Jan-88                      9.091
Jan-88                      9.104
Jan-88                      9.035
Jan-88                      9.023
Jan-88                      8.764
Jan-88                        8.8
Jan-88                      8.776
Jan-88                        8.7
Jan-88                      8.654
Jan-88                      8.619
Jan-88                      8.706
Jan-88                      8.534
Jan-88                      8.495
Jan-88                      8.417
Feb-88                      8.428
Feb-88                      8.324
Feb-88                      8.389
Feb-88                      8.439
Feb-88                      8.288
Feb-88                      8.365
Feb-88                      8.335
Feb-88                      8.291
Feb-88                      8.346
Feb-88                      8.423
Feb-88                      8.464
Feb-88                      8.481
Feb-88                       8.45
Feb-88                      8.448
Feb-88                       8.42
Feb-88                      8.351
Feb-88                      8.375
Feb-88                      8.422
Feb-88                      8.356
Feb-88                       8.34
Mar-88                      8.345
Mar-88                      8.312
Mar-88                      8.312
Mar-88                      8.472
Mar-88                      8.514
Mar-88                      8.522
Mar-88                      8.517
Mar-88                      8.562
Mar-88                      8.505
Mar-88                      8.511
Mar-88                      8.516
Mar-88                      8.613
Mar-88                      8.539
Mar-88                      8.673
Mar-88                      8.699
Mar-88                      8.705
Mar-88                       8.74
Mar-88                      8.729
Mar-88                       8.67
Mar-88                      8.835
Mar-88                      8.752
Mar-88                      8.764
Mar-88                      8.758
Apr-88                      8.859
Apr-88                      8.847
Apr-88                      8.763
Apr-88                      8.781
Apr-88                      8.681
Apr-88                      8.775
Apr-88                      8.752
Apr-88                      8.734
Apr-88                      8.876
Apr-88                      8.943
Apr-88                      9.016
Apr-88                      9.035
Apr-88                       9.01
Apr-88                      9.029
Apr-88                      8.995
Apr-88                      8.998
Apr-88                      9.004
Apr-88                      9.016
Apr-88                      9.097
Apr-88                      9.097
May-88                      9.122
May-88                      9.091
May-88                       9.11
May-88                      9.091
May-88                      9.154
May-88                       9.16
May-88                      9.185
May-88                      9.204
May-88                      9.217
May-88                      9.098
May-88                      9.122
May-88                      9.215
May-88                      9.302
May-88                      9.277
May-88                       9.34
May-88                      9.353
May-88                      9.334
May-88                      9.296
May-88                      9.327
May-88                      9.324
May-88                      9.239
Jun-88                      9.079
Jun-88                      9.152
Jun-88                      9.048
Jun-88                      9.054
Jun-88                      9.115
Jun-88                      9.018
Jun-88                      9.048
Jun-88                      9.036
Jun-88                      9.018
Jun-88                      8.811
Jun-88                      8.829
Jun-88                      8.982
Jun-88                      9.096
Jun-88                       9.09
Jun-88                       9.09
Jun-88                      8.916
Jun-88                       8.91
Jun-88                      8.852
Jun-88                      8.958
Jun-88                      8.858
Jun-88                      8.916
Jul-88                      8.834
Jul-88                      8.869
Jul-88                      8.984
Jul-88                      8.999
Jul-88                      9.093
Jul-88                      9.053
Jul-88                      9.126
Jul-88                      9.176
Jul-88                      9.169
Jul-88                      9.142
Jul-88                      9.231
Jul-88                        9.2
Jul-88                      9.228
Jul-88                      9.256
Jul-88                      9.197
Jul-88                      9.157
Jul-88                      9.182
Jul-88                      9.244
Jul-88                      9.256
Jul-88                      9.209
Aug-88                      9.163
Aug-88                      9.065
Aug-88                      9.077
Aug-88                      9.041
Aug-88                      9.126
Aug-88                      9.102
Aug-88                      9.194
Aug-88                      9.364
Aug-88                      9.383
Aug-88                      9.422
Aug-88                      9.435
Aug-88                      9.402
Aug-88                      9.415
Aug-88                      9.402
Aug-88                      9.396
Aug-88                      9.448
Aug-88                      9.377
Aug-88                      9.402
Aug-88                      9.448
Aug-88                      9.428
Aug-88                      9.338
Aug-88                      9.326
Aug-88                        9.3
Sep-88                        9.3
Sep-88                      9.047
Sep-88                      9.053
Sep-88                      9.059
Sep-88                      9.029
Sep-88                      8.981
Sep-88                      9.035
Sep-88                      8.999
Sep-88                      8.969
Sep-88                      8.993
Sep-88                      9.005
Sep-88                      9.065
Sep-88                      9.035
Sep-88                      9.011
Sep-88                      9.041
Sep-88                      9.047
Sep-88                      9.078
Sep-88                      9.127
Sep-88                      9.102
Sep-88                      9.053
Sep-88                      9.053
Oct-88                      8.954
Oct-88                      8.957
Oct-88                      8.952
Oct-88                      8.946
Oct-88                      8.799
Oct-88                      8.851
Oct-88                      8.904
Oct-88                      8.922
Oct-88                      8.899
Oct-88                      8.869
Oct-88                      8.857
Oct-88                      8.893
Oct-88                       8.84
Oct-88                      8.881
Oct-88                      8.922
Oct-88                      8.928
Oct-88                      8.911
Oct-88                      8.829
Oct-88                        8.8
Oct-88                      8.742
Nov-88                      8.777
Nov-88                      8.788
Nov-88                      8.736
Nov-88                      8.911
Nov-88                      8.959
Nov-88                      8.935
Nov-88                      8.995
Nov-88                      8.983
Nov-88                      9.001
Nov-88                      9.013
Nov-88                       9.11
Nov-88                      9.178
Nov-88                       9.11
Nov-88                      9.107
Nov-88                      9.107
Nov-88                      9.104
Nov-88                      9.175
Nov-88                      9.147
Nov-88                      9.125
Nov-88                       9.07
Dec-88                      9.027
Dec-88                      9.165
Dec-88                      9.125
Dec-88                      8.936
Dec-88                      8.972
Dec-88                      8.972
Dec-88                      8.948
Dec-88                      8.948
Dec-88                      8.972
Dec-88                      9.045
Dec-88                      9.051
Dec-88                      9.051
Dec-88                      9.038
Dec-88                      8.948
Dec-88                      8.942
Dec-88                      8.936
Dec-88                        8.9
Dec-88                      8.966
Dec-88                      9.002
Dec-88                      9.008
Dec-88                      8.993
Jan-89                      9.081
Jan-89                      9.087
Jan-89                      9.093
Jan-89                      9.032
Jan-89                       9.05
Jan-89                      9.044
Jan-89                       9.05
Jan-89                      8.977
Jan-89                      8.881
Jan-89                      8.887
Jan-89                      8.822
Jan-89                      8.852
Jan-89                      8.884
Jan-89                      8.858
Jan-89                      8.787
Jan-89                      8.816
Jan-89                      8.805
Jan-89                      8.764
Jan-89                      8.813
Jan-89                      8.822
Feb-89                      8.808
Feb-89                       8.81
Feb-89                      8.828
Feb-89                      8.852
Feb-89                      8.793
Feb-89                      8.834
Feb-89                      8.989
Feb-89                      9.036
Feb-89                      9.067
Feb-89                      9.111
Feb-89                       9.08
Feb-89                      9.055
Feb-89                      9.045
Feb-89                      9.055
Feb-89                      9.117
Feb-89                      9.142
Feb-89                      9.186
Feb-89                      9.157
Feb-89                      9.116
Mar-89                      9.186
Mar-89                      9.116
Mar-89                      9.123
Mar-89                      9.073
Mar-89                      9.085
Mar-89                      9.048
Mar-89                       9.06
Mar-89                      9.154
Mar-89                       9.16
Mar-89                      9.116
Mar-89                      9.119
Mar-89                      9.116
Mar-89                       9.29
Mar-89                      9.329
Mar-89                       9.29
Mar-89                      9.236
Mar-89                      9.223
Mar-89                      9.226
Mar-89                      9.185
Mar-89                      9.119
Mar-89                       9.15
Mar-89                      9.094
Apr-89                      9.072
Apr-89                      9.013
Apr-89                      9.025
Apr-89                      9.044
Apr-89                      9.106
Apr-89                      9.109
Apr-89                      9.097
Apr-89                      9.106
Apr-89                      9.153
Apr-89                      9.031
Apr-89                      9.056
Apr-89                       8.94
Apr-89                      8.949
Apr-89                      9.019
Apr-89                      8.985
Apr-89                      8.985
Apr-89                      8.952
Apr-89                      8.961
Apr-89                      8.909
Apr-89                       8.93
May-89                      8.992
May-89                      8.946
May-89                       8.99
May-89                      8.995
May-89                      8.958
May-89                       8.99
May-89                      9.097
May-89                      9.105
May-89                      9.064
May-89                      8.838
May-89                       8.85
May-89                       8.82
May-89                      8.808
May-89                      8.771
May-89                      8.707
May-89                      8.602
May-89                      8.617
May-89                      8.627
May-89                      8.679
May-89                      8.619
May-89                      8.602
May-89                       8.63
May-89                      8.597
Jun-89                        8.6
Jun-89                      8.453
Jun-89                      8.437
Jun-89                      8.401
Jun-89                      8.321
Jun-89                        8.3
Jun-89                      8.137
Jun-89                      8.137
Jun-89                      8.219
Jun-89                      8.166
Jun-89                      8.294
Jun-89                      8.303
Jun-89                      8.347
Jun-89                      8.284
Jun-89                      8.343
Jun-89                      8.328
Jun-89                      8.197
Jun-89                      8.154
Jun-89                      8.074
Jun-89                      8.142
Jun-89                      8.099
Jun-89                      8.039
Jul-89                      8.074
Jul-89                      8.132
Jul-89                      8.092
Jul-89                      8.041
Jul-89                      8.011
Jul-89                      8.019
Jul-89                      8.034
Jul-89                      8.056
Jul-89                      8.085
Jul-89                      8.126
Jul-89                       8.19
Jul-89                       8.14
Jul-89                      8.136
Jul-89                      8.154
Jul-89                       8.13
Jul-89                      8.115
Jul-89                      8.106
Jul-89                      8.029
Jul-89                      7.992
Jul-89                      7.922
Aug-89                      7.848
Aug-89                      7.837
Aug-89                      7.902
Aug-89                      8.081
Aug-89                      8.084
Aug-89                      8.086
Aug-89                      8.143
Aug-89                      8.059
Aug-89                      8.112
Aug-89                      8.243
Aug-89                       8.16
Aug-89                      8.115
Aug-89                      8.161
Aug-89                       8.16
Aug-89                      8.179
Aug-89                      8.253
Aug-89                      8.172
Aug-89                      8.157
Aug-89                      8.192
Aug-89                      8.233
Aug-89                      8.207
Aug-89                      8.179
Aug-89                      8.206
Sep-89                      8.131
Sep-89                      8.141
Sep-89                      8.132
Sep-89                      8.103
Sep-89                      8.118
Sep-89                      8.084
Sep-89                      8.068
Sep-89                      8.102
Sep-89                      8.149
Sep-89                        8.1
Sep-89                      8.078
Sep-89                      8.092
Sep-89                       8.09
Sep-89                      8.167
Sep-89                      8.187
Sep-89                      8.194
Sep-89                      8.288
Sep-89                      8.288
Sep-89                      8.248
Sep-89                      8.248
Sep-89                      8.238
Oct-89                      8.218
Oct-89                      8.164
Oct-89                      8.165
Oct-89                      8.073
Oct-89                      8.011
Oct-89                      8.002
Oct-89                      8.013
Oct-89                      8.057
Oct-89                      8.048
Oct-89                      7.873
Oct-89                      7.976
Oct-89                      8.032
Oct-89                      8.041
Oct-89                      7.963
Oct-89                      7.982
Oct-89                      7.938
Oct-89                      7.891
Oct-89                      7.889
Oct-89                      7.885
Oct-89                      7.944
Oct-89                      7.925
Oct-89                      7.908
Nov-89                      7.881
Nov-89                      7.876
Nov-89                      7.936
Nov-89                      7.954
Nov-89                      7.874
Nov-89                       7.88
Nov-89                      7.897
Nov-89                      7.897
Nov-89                      7.886
Nov-89                      7.886
Nov-89                       7.86
Nov-89                      7.866
Nov-89                      7.931
Nov-89                      7.919
Nov-89                      7.901
Nov-89                      7.873
Nov-89                      7.872
Nov-89                      7.874
Nov-89                      7.914
Nov-89                       7.91
Nov-89                      7.925
Nov-89                      7.892
Dec-89                      7.881
Dec-89                      7.877
Dec-89                      7.884
Dec-89                       7.91
Dec-89                      7.921
Dec-89                      7.881
Dec-89                      7.893
Dec-89                      7.894
Dec-89                      7.884
Dec-89                      7.854
Dec-89                      7.853
Dec-89                      7.841
Dec-89                      7.844
Dec-89                      7.841
Dec-89                      7.854
Dec-89                      7.876
Dec-89                      7.988
Dec-89                      7.982
Dec-89                      7.963
Dec-89                       7.98
Jan-90                      7.992
Jan-90                      8.036
Jan-90                      8.037
Jan-90                      8.058
Jan-90                      8.096
Jan-90                      8.096
Jan-90                      8.087
Jan-90                      8.117
Jan-90                      8.173
Jan-90                      8.187
Jan-90                      8.256
Jan-90                       8.25
Jan-90                       8.34
Jan-90                      8.272
Jan-90                      8.311
Jan-90                      8.393
Jan-90                      8.413
Jan-90                      8.459
Jan-90                      8.524
Jan-90                       8.58
Jan-90                      8.547
Jan-90                      8.454
Feb-90                      8.431
Feb-90                      8.512
Feb-90                      8.537
Feb-90                       8.59
Feb-90                      8.546
Feb-90                      8.485
Feb-90                      8.333
Feb-90                      8.432
Feb-90                      8.385
Feb-90                      8.415
Feb-90                      8.459
Feb-90                      8.462
Feb-90                      8.523
Feb-90                      8.661
Feb-90                      8.643
Feb-90                      8.568
Feb-90                      8.559
Feb-90                      8.486
Feb-90                      8.449
Feb-90                      8.544
Mar-90                      8.607
Mar-90                       8.55
Mar-90                      8.653
Mar-90                      8.573
Mar-90                        8.6
Mar-90                      8.554
Mar-90                      8.626
Mar-90                      8.617
Mar-90                      8.715
Mar-90                      8.607
Mar-90                      8.617
Mar-90                      8.542
Mar-90                      8.536
Mar-90                      8.459
Mar-90                      8.495
Mar-90                      8.488
Mar-90                       8.48
Mar-90                      8.465
Mar-90                      8.472
Mar-90                      8.465
Mar-90                      8.587
Mar-90                      8.628
Apr-90                      8.633
Apr-90                      8.617
Apr-90                      8.511
Apr-90                      8.521
Apr-90                      8.523
Apr-90                       8.55
Apr-90                      8.591
Apr-90                      8.577
Apr-90                      8.596
Apr-90                      8.578
Apr-90                      8.639
Apr-90                      8.719
Apr-90                      8.846
Apr-90                      8.849
Apr-90                      8.945
Apr-90                      8.963
Apr-90                      8.963
Apr-90                      8.985
Apr-90                      9.043
Apr-90                      9.023
Apr-90                      8.996
May-90                      9.036
May-90                      9.036
May-90                      8.975
May-90                      8.818
May-90                      8.843
May-90                      8.827
May-90                       8.87
May-90                      8.849
May-90                      8.643
May-90                      8.581
May-90                      8.618
May-90                      8.641
May-90                      8.657
May-90                      8.704
May-90                       8.69
May-90                      8.615
May-90                      8.577
May-90                      8.613
May-90                       8.67
May-90                      8.681
May-90                       8.62
May-90                      8.596
May-90                       8.58
Jun-90                      8.421
Jun-90                      8.427
Jun-90                      8.451
Jun-90                      8.444
Jun-90                      8.428
Jun-90                      8.445
Jun-90                      8.449
Jun-90                      8.459
Jun-90                      8.385
Jun-90                      8.347
Jun-90                      8.426
Jun-90                      8.463
Jun-90                      8.482
Jun-90                      8.515
Jun-90                      8.494
Jun-90                      8.482
Jun-90                      8.567
Jun-90                      8.512
Jun-90                      8.482
Jun-90                      8.441
Jun-90                      8.402
Jul-90                      8.401
Jul-90                       8.39
Jul-90                      8.385
Jul-90                      8.406
Jul-90                      8.507
Jul-90                      8.547
Jul-90                      8.557
Jul-90                      8.563
Jul-90                      8.499
Jul-90                      8.451
Jul-90                      8.458
Jul-90                      8.461
Jul-90                      8.547
Jul-90                      8.555
Jul-90                       8.54
Jul-90                      8.555
Jul-90                      8.587
Jul-90                      8.547
Jul-90                       8.54
Jul-90                       8.48
Jul-90                      8.407
Jul-90                      8.413
Aug-90                      8.355
Aug-90                       8.46
Aug-90                      8.557
Aug-90                      8.804
Aug-90                      8.844
Aug-90                      8.843
Aug-90                      8.758
Aug-90                      8.779
Aug-90                      8.809
Aug-90                      8.785
Aug-90                      8.761
Aug-90                       8.91
Aug-90                      8.945
Aug-90                      8.921
Aug-90                      8.939
Aug-90                      9.056
Aug-90                       9.13
Aug-90                      9.157
Aug-90                      9.008
Aug-90                      9.041
Aug-90                      8.928
Aug-90                      8.977
Aug-90                      8.986
Sep-90                       9.02
Sep-90                       9.02
Sep-90                      8.967
Sep-90                       8.95
Sep-90                      8.915
Sep-90                      8.966
Sep-90                      8.929
Sep-90                      8.949
Sep-90                      8.953
Sep-90                      9.024
Sep-90                      9.062
Sep-90                       9.06
Sep-90                      9.016
Sep-90                      9.038
Sep-90                      9.125
Sep-90                      9.174
Sep-90                      9.148
Sep-90                      9.128
Sep-90                      9.021
Sep-90                      8.951
Oct-90                      8.855
Oct-90                      8.827
Oct-90                      8.867
Oct-90                      8.792
Oct-90                      8.791
Oct-90                      8.821
Oct-90                      8.965
Oct-90                      9.057
Oct-90                      9.082
Oct-90                       8.96
Oct-90                      8.939
Oct-90                      8.895
Oct-90                      8.887
Oct-90                      8.821
Oct-90                      8.755
Oct-90                      8.755
Oct-90                      8.801
Oct-90                      8.777
Oct-90                      8.755
Oct-90                      8.777
Oct-90                       8.84
Oct-90                      8.822
Oct-90                      8.761
Nov-90                      8.687
Nov-90                      8.691
Nov-90                      8.624
Nov-90                      8.637
Nov-90                      8.696
Nov-90                      8.712
Nov-90                      8.624
Nov-90                      8.551
Nov-90                      8.534
Nov-90                      8.517
Nov-90                      8.517
Nov-90                      8.452
Nov-90                      8.514
Nov-90                      8.463
Nov-90                      8.422
Nov-90                      8.427
Nov-90                      8.449
Nov-90                      8.431
Nov-90                      8.439
Nov-90                      8.445
Nov-90                      8.488
Nov-90                      8.488
Dec-90                      8.364
Dec-90                      8.323
Dec-90                      8.331
Dec-90                      8.335
Dec-90                      8.186
Dec-90                      8.133
Dec-90                      8.076
Dec-90                      8.064
Dec-90                      8.126
Dec-90                       8.19
Dec-90                      8.186
Dec-90                      8.088
Dec-90                      8.183
Dec-90                      8.234
Dec-90                      8.283
Dec-90                      8.363
Dec-90                      8.359
Dec-90                      8.293
Dec-90                      8.246
Dec-90                        8.3
Dec-90                      8.251
Jan-91                      8.112
Jan-91                      8.209
Jan-91                       8.32
Jan-91                      8.375
Jan-91                      8.458
Jan-91                      8.328
Jan-91                       8.36
Jan-91                      8.367
Jan-91                      8.396
Jan-91                      8.405
Jan-91                      8.198
Jan-91                      8.169
Jan-91                      8.208
Jan-91                       8.25
Jan-91                      8.201
Jan-91                      8.162
Jan-91                      8.229
Jan-91                      8.216
Jan-91                      8.205
Jan-91                      8.224
Jan-91                      8.197
Feb-91                      8.093
Feb-91                      8.048
Feb-91                      8.033
Feb-91                      8.009
Feb-91                      8.059
Feb-91                       7.96
Feb-91                      7.963
Feb-91                       7.96
Feb-91                      7.957
Feb-91                      7.991
Feb-91                      7.979
Feb-91                      7.956
Feb-91                      7.992
Feb-91                      8.042
Feb-91                      8.042
Feb-91                      8.063
Feb-91                      8.051
Feb-91                      8.135
Feb-91                      8.145
Feb-91                      8.205
Mar-91                       8.29
Mar-91                      8.296
Mar-91                      8.244
Mar-91                      8.281
Mar-91                      8.224
Mar-91                      8.312
Mar-91                      8.224
Mar-91                      8.269
Mar-91                      8.187
Mar-91                      8.203
Mar-91                       8.29
Mar-91                      8.334
Mar-91                      8.405
Mar-91                      8.345
Mar-91                      8.331
Mar-91                       8.31
Mar-91                      8.322
Mar-91                      8.307
Mar-91                      8.257
Mar-91                      8.238
Mar-91                      8.248
Apr-91                      8.259
Apr-91                      8.218
Apr-91                      8.244
Apr-91                      8.184
Apr-91                      8.168
Apr-91                       8.16
Apr-91                      8.206
Apr-91                      8.264
Apr-91                      8.257
Apr-91                      8.155
Apr-91                      8.132
Apr-91                      8.119
Apr-91                      8.108
Apr-91                      8.183
Apr-91                      8.247
Apr-91                      8.297
Apr-91                      8.273
Apr-91                      8.217
Apr-91                      8.241
Apr-91                      8.213
Apr-91                      8.231
Apr-91                      8.184
May-91                      8.172
May-91                      8.124
May-91                      8.229
May-91                      8.217
May-91                      8.247
May-91                      8.231
May-91                      8.216
May-91                      8.308
May-91                      8.265
May-91                      8.341
May-91                      8.336
May-91                      8.338
May-91                      8.281
May-91                      8.283
May-91                      8.253
May-91                      8.278
May-91                      8.308
May-91                      8.308
May-91                      8.299
May-91                      8.283
May-91                      8.283
May-91                      8.222
May-91                      8.267
Jun-91                      8.342
Jun-91                      8.341
Jun-91                      8.395
Jun-91                      8.395
Jun-91                      8.478
Jun-91                      8.479
Jun-91                      8.478
Jun-91                       8.55
Jun-91                      8.516
Jun-91                      8.472
Jun-91                        8.5
Jun-91                      8.519
Jun-91                      8.509
Jun-91                      8.467
Jun-91                      8.512
Jun-91                       8.51
Jun-91                      8.513
Jun-91                      8.516
Jun-91                      8.486
Jun-91                      8.408
Jul-91                      8.436
Jul-91                      8.439
Jul-91                      8.416
Jul-91                      8.427
Jul-91                      8.497
Jul-91                      8.501
Jul-91                      8.533
Jul-91                      8.515
Jul-91                      8.468
Jul-91                      8.444
Jul-91                      8.459
Jul-91                      8.455
Jul-91                      8.502
Jul-91                      8.476
Jul-91                      8.476
Jul-91                      8.471
Jul-91                      8.493
Jul-91                      8.418
Jul-91                      8.381
Jul-91                       8.39
Jul-91                      8.397
Jul-91                      8.381
Jul-91                      8.343
Aug-91                       8.36
Aug-91                      8.246
Aug-91                      8.228
Aug-91                      8.178
Aug-91                      8.182
Aug-91                      8.229
Aug-91                      8.222
Aug-91                      8.214
Aug-91                      8.171
Aug-91                      8.064
Aug-91                       8.09
Aug-91                       8.09
Aug-91                      8.113
Aug-91                       8.09
Aug-91                      8.063
Aug-91                      8.051
Aug-91                      8.127
Aug-91                      8.154
Aug-91                      8.154
Aug-91                      8.063
Aug-91                      8.007
Aug-91                      8.062
Sep-91                      8.053
Sep-91                      8.044
Sep-91                      8.062
Sep-91                      8.096
Sep-91                      8.017
Sep-91                      7.996
Sep-91                      8.008
Sep-91                      8.019
Sep-91                      7.925
Sep-91                      7.942
Sep-91                      7.932
Sep-91                      7.913
Sep-91                      7.921
Sep-91                      7.915
Sep-91                      7.894
Sep-91                      7.875
Sep-91                      7.884
Sep-91                      7.905
Sep-91                      7.882
Sep-91                      7.823
Sep-91                      7.811
Oct-91                      7.801
Oct-91                       7.83
Oct-91                      7.843
Oct-91                      7.785
Oct-91                      7.793
Oct-91                      7.826
Oct-91                      7.914
Oct-91                      7.966
Oct-91                      7.869
Oct-91                      7.875
Oct-91                      7.859
Oct-91                      7.883
Oct-91                      8.025
Oct-91                      7.957
Oct-91                      8.073
Oct-91                      8.102
Oct-91                      8.077
Oct-91                      8.034
Oct-91                      8.048
Oct-91                       8.03
Oct-91                      7.896
Oct-91                      7.903
Oct-91                      7.916
Nov-91                      7.932
Nov-91                      7.954
Nov-91                      8.027
Nov-91                          8
Nov-91                      7.924
Nov-91                      7.874
Nov-91                      7.868
Nov-91                       7.79
Nov-91                      7.864
Nov-91                      7.819
Nov-91                      7.823
Nov-91                       7.85
Nov-91                      7.924
Nov-91                      7.904
Nov-91                      7.978
Nov-91                      7.983
Nov-91                      7.988
Nov-91                       7.95
Nov-91                      7.968
Nov-91                       7.97
Nov-91                      7.944
Dec-91                      7.908
Dec-91                      7.903
Dec-91                      7.851
Dec-91                      7.843
Dec-91                      7.808
Dec-91                      7.791
Dec-91                      7.789
Dec-91                      7.809
Dec-91                      7.755
Dec-91                      7.776
Dec-91                      7.755
Dec-91                      7.755
Dec-91                       7.76
Dec-91                      7.657
Dec-91                      7.591
Dec-91                      7.529
Dec-91                      7.525
Dec-91                      7.526
Dec-91                       7.51
Dec-91                      7.515
Dec-91                      7.442
Dec-91                      7.403
Jan-92                      7.467
Jan-92                      7.482
Jan-92                      7.436
Jan-92                      7.399
Jan-92                       7.39
Jan-92                      7.414
Jan-92                      7.464
Jan-92                      7.524
Jan-92                      7.542
Jan-92                      7.578
Jan-92                      7.672
Jan-92                      7.616
Jan-92                      7.594
Jan-92                      7.575
Jan-92                      7.629
Jan-92                      7.726
Jan-92                       7.71
Jan-92                       7.72
Jan-92                      7.669
Jan-92                      7.754
Jan-92                       7.79
Jan-92                       7.76
Feb-92                       7.82
Feb-92                      7.746
Feb-92                      7.733
Feb-92                       7.77
Feb-92                      7.762
Feb-92                      7.789
Feb-92                      7.788
Feb-92                      7.815
Feb-92                      7.914
Feb-92                      7.908
Feb-92                      7.984
Feb-92                      7.982
Feb-92                      7.914
Feb-92                      7.912
Feb-92                      7.947
Feb-92                      7.969
Feb-92                       7.95
Feb-92                      7.848
Feb-92                      7.851
Feb-92                      7.791
Mar-92                        7.9
Mar-92                      7.921
Mar-92                       7.91
Mar-92                      7.965
Mar-92                      7.934
Mar-92                      7.874
Mar-92                      7.904
Mar-92                      7.961
Mar-92                      8.037
Mar-92                      8.068
Mar-92                      8.071
Mar-92                      8.009
Mar-92                      8.012
Mar-92                      7.971
Mar-92                      8.048
Mar-92                      8.033
Mar-92                      7.947
Mar-92                      7.946
Mar-92                      8.001
Mar-92                      7.942
Mar-92                      7.942
Mar-92                       7.96
Apr-92                      7.898
Apr-92                      7.905
Apr-92                      7.878
Apr-92                      7.897
Apr-92                      7.888
Apr-92                      7.916
Apr-92                      7.866
Apr-92                      7.888
Apr-92                      7.861
Apr-92                       7.87
Apr-92                      7.874
Apr-92                      7.934
Apr-92                       7.94
Apr-92                      8.031
Apr-92                      8.024
Apr-92                      8.039
Apr-92                      8.055
Apr-92                      8.044
Apr-92                      8.107
Apr-92                      8.051
Apr-92                      8.065
Apr-92                      8.038
May-92                      8.015
May-92                      8.029
May-92                      8.001
May-92                      7.965
May-92                      7.975
May-92                      7.897
May-92                       7.89
May-92                      7.864
May-92                       7.87
May-92                      7.821
May-92                      7.821
May-92                       7.77
May-92                      7.813
May-92                      7.867
May-92                      7.824
May-92                      7.813
May-92                      7.916
May-92                      7.905
May-92                      7.861
May-92                      7.839
Jun-92                      7.891
Jun-92                      7.862
Jun-92                      7.874
Jun-92                       7.88
Jun-92                      7.849
Jun-92                      7.842
Jun-92                       7.88
Jun-92                      7.901
Jun-92                      7.878
Jun-92                       7.86
Jun-92                      7.853
Jun-92                      7.834
Jun-92                      7.822
Jun-92                      7.803
Jun-92                      7.832
Jun-92                       7.84
Jun-92                      7.846
Jun-92                      7.827
Jun-92                      7.775
Jun-92                      7.784
Jun-92                      7.768
Jun-92                      7.782
Jul-92                      7.744
Jul-92                       7.63
Jul-92                      7.631
Jul-92                      7.625
Jul-92                      7.603
Jul-92                      7.609
Jul-92                      7.598
Jul-92                      7.635
Jul-92                      7.679
Jul-92                      7.686
Jul-92                      7.626
Jul-92                      7.612
Jul-92                       7.68
Jul-92                      7.663
Jul-92                      7.662
Jul-92                      7.618
Jul-92                      7.539
Jul-92                      7.574
Jul-92                      7.521
Jul-92                      7.435
Jul-92                      7.441
Jul-92                      7.441
Jul-92                       7.46
Aug-92                      7.454
Aug-92                      7.428
Aug-92                      7.428
Aug-92                      7.461
Aug-92                      7.398
Aug-92                      7.366
Aug-92                       7.32
Aug-92                      7.329
Aug-92                      7.419
Aug-92                      7.326
Aug-92                      7.358
Aug-92                      7.335
Aug-92                      7.317
Aug-92                      7.316
Aug-92                      7.352
Aug-92                      7.448
Aug-92                      7.478
Aug-92                      7.421
Aug-92                       7.41
Aug-92                      7.425
Aug-92                      7.411
Sep-92                      7.378
Sep-92                      7.374
Sep-92                      7.359
Sep-92                      7.282
Sep-92                      7.226
Sep-92                      7.257
Sep-92                      7.247
Sep-92                      7.295
Sep-92                      7.261
Sep-92                      7.317
Sep-92                      7.334
Sep-92                      7.331
Sep-92                      7.324
Sep-92                      7.356
Sep-92                      7.468
Sep-92                      7.489
Sep-92                      7.422
Sep-92                      7.361
Sep-92                      7.343
Sep-92                      7.365
Sep-92                      7.383
Oct-92                      7.324
Oct-92                      7.336
Oct-92                      7.352
Oct-92                      7.416
Oct-92                      7.486
Oct-92                      7.447
Oct-92                      7.526
Oct-92                      7.513
Oct-92                      7.536
Oct-92                      7.501
Oct-92                       7.51
Oct-92                      7.533
Oct-92                      7.568
Oct-92                      7.651
Oct-92                      7.606
Oct-92                      7.622
Oct-92                      7.647
Oct-92                      7.662
Oct-92                      7.621
Oct-92                      7.614
Oct-92                      7.582
Oct-92                      7.628
Nov-92                      7.662
Nov-92                      7.654
Nov-92                      7.682
Nov-92                       7.69
Nov-92                      7.758
Nov-92                      7.741
Nov-92                      7.669
Nov-92                      7.663
Nov-92                      7.599
Nov-92                      7.567
Nov-92                      7.568
Nov-92                       7.54
Nov-92                      7.506
Nov-92                      7.547
Nov-92                      7.536
Nov-92                      7.545
Nov-92                      7.535
Nov-92                      7.544
Nov-92                      7.531
Nov-92                      7.593
Nov-92                      7.599
Dec-92                      7.569
Dec-92                      7.566
Dec-92                      7.561
Dec-92                      7.489
Dec-92                      7.457
Dec-92                      7.435
Dec-92                      7.439
Dec-92                      7.427
Dec-92                       7.44
Dec-92                      7.464
Dec-92                       7.45
Dec-92                      7.434
Dec-92                      7.424
Dec-92                      7.427
Dec-92                      7.391
Dec-92                      7.341
Dec-92                      7.357
Dec-92                      7.362
Dec-92                      7.363
Dec-92                      7.401
Dec-92                      7.363
Dec-92                      7.383
Dec-92                      7.398
Jan-93                      7.322
Jan-93                      7.322
Jan-93                      7.352
Jan-93                      7.447
Jan-93                      7.467
Jan-93                      7.451
Jan-93                      7.478
Jan-93                      7.434
Jan-93                      7.395
Jan-93                      7.348
Jan-93                      7.348
Jan-93                      7.301
Jan-93                      7.331
Jan-93                      7.304
Jan-93                      7.292
Jan-93                      7.205
Jan-93                      7.257
Jan-93                      7.246
Jan-93                      7.206
Jan-93                      7.199
Feb-93                      7.209
Feb-93                      7.247
Feb-93                      7.215
Feb-93                      7.186
Feb-93                      7.163
Feb-93                      7.199
Feb-93                      7.201
Feb-93                      7.253
Feb-93                      7.201
Feb-93                      7.126
Feb-93                      7.111
Feb-93                      7.151
Feb-93                      7.102
Feb-93                      7.021
Feb-93                      7.008
Feb-93                      6.937
Feb-93                      6.824
Feb-93                      6.887
Feb-93                      6.892
Feb-93                      6.899
Mar-93                      6.843
Mar-93                      6.839
Mar-93                      6.783
Mar-93                      6.726
Mar-93                      6.739
Mar-93                      6.723
Mar-93                      6.738
Mar-93                      6.749
Mar-93                      6.765
Mar-93                       6.86
Mar-93                      6.894
Mar-93                      6.876
Mar-93                      6.866
Mar-93                      6.783
Mar-93                      6.804
Mar-93                      6.799
Mar-93                      6.771
Mar-93                      6.817
Mar-93                      6.853
Mar-93                       6.94
Mar-93                      6.891
Mar-93                      6.911
Mar-93                      6.928
Apr-93                      6.968
Apr-93                      7.056
Apr-93                      7.027
Apr-93                      6.966
Apr-93                      6.953
Apr-93                      6.851
Apr-93                      6.849
Apr-93                      6.794
Apr-93                      6.782
Apr-93                      6.757
Apr-93                      6.723
Apr-93                      6.757
Apr-93                      6.724
Apr-93                      6.751
Apr-93                      6.746
Apr-93                       6.75
Apr-93                      6.792
Apr-93                      6.828
Apr-93                      6.901
Apr-93                      6.921
Apr-93                      6.881
Apr-93                      6.935
May-93                      6.863
May-93                       6.79
May-93                      6.786
May-93                      6.805
May-93                      6.846
May-93                      6.811
May-93                      6.814
May-93                      6.858
May-93                      6.955
May-93                      6.947
May-93                      6.966
May-93                       7.02
May-93                      6.971
May-93                      6.995
May-93                      7.033
May-93                      7.006
May-93                      7.007
May-93                      6.922
May-93                      6.934
May-93                       6.98
May-93                      6.982
Jun-93                      6.883
Jun-93                      6.877
Jun-93                      6.859
Jun-93                       6.91
Jun-93                       6.88
Jun-93                       6.92
Jun-93                      6.883
Jun-93                      6.874
Jun-93                      6.805
Jun-93                      6.816
Jun-93                      6.822
Jun-93                      6.815
Jun-93                      6.808
Jun-93                      6.808
Jun-93                      6.774
Jun-93                      6.773
Jun-93                      6.762
Jun-93                      6.735
Jun-93                      6.702
Jun-93                      6.671
Jun-93                      6.672
Jun-93                      6.674
Jul-93                      6.684
Jul-93                      6.665
Jul-93                      6.667
Jul-93                       6.68
Jul-93                      6.679
Jul-93                      6.658
Jul-93                      6.639
Jul-93                      6.626
Jul-93                      6.614
Jul-93                      6.563
Jul-93                      6.562
Jul-93                      6.541
Jul-93                      6.541
Jul-93                      6.554
Jul-93                      6.626
Jul-93                      6.661
Jul-93                      6.701
Jul-93                      6.679
Jul-93                      6.677
Jul-93                      6.656
Jul-93                      6.569
Jul-93                      6.566
Aug-93                      6.554
Aug-93                      6.528
Aug-93                      6.553
Aug-93                      6.526
Aug-93                      6.528
Aug-93                      6.471
Aug-93                      6.449
Aug-93                      6.432
Aug-93                       6.44
Aug-93                       6.35
Aug-93                      6.305
Aug-93                      6.312
Aug-93                       6.26
Aug-93                      6.197
Aug-93                      6.219
Aug-93                      6.223
Aug-93                      6.201
Aug-93                      6.172
Aug-93                      6.097
Aug-93                      6.136
Aug-93                       6.12
Aug-93                      6.094
Sep-93                      6.088
Sep-93                      6.044
Sep-93                      5.946
Sep-93                      5.946
Sep-93                      5.904
Sep-93                      5.867
Sep-93                       5.96
Sep-93                      5.883
Sep-93                      5.877
Sep-93                      5.977
Sep-93                      5.984
Sep-93                      6.034
Sep-93                       6.04
Sep-93                      6.097
Sep-93                      6.126
Sep-93                      6.089
Sep-93                      6.066
Sep-93                       6.05
Sep-93                      5.951
Sep-93                      5.943
Sep-93                          6
Sep-93                      6.027
Oct-93                      5.992
Oct-93                      6.004
Oct-93                       6.01
Oct-93                       6.01
Oct-93                      6.014
Oct-93                      5.925
Oct-93                      5.922
Oct-93                      5.919
Oct-93                      5.854
Oct-93                      5.788
Oct-93                      5.854
Oct-93                      5.843
Oct-93                      5.825
Oct-93                      5.919
Oct-93                      5.978
Oct-93                      6.005
Oct-93                      5.987
Oct-93                      6.007
Oct-93                      5.953
Oct-93                      5.972
Nov-93                      6.032
Nov-93                      6.063
Nov-93                      6.117
Nov-93                      6.187
Nov-93                      6.213
Nov-93                      6.199
Nov-93                      6.143
Nov-93                      6.208
Nov-93                      6.147
Nov-93                      6.161
Nov-93                      6.171
Nov-93                      6.185
Nov-93                      6.243
Nov-93                       6.34
Nov-93                      6.385
Nov-93                      6.308
Nov-93                      6.306
Nov-93                      6.309
Nov-93                      6.262
Nov-93                      6.231
Nov-93                      6.303
Dec-93                      6.258
Dec-93                      6.275
Dec-93                      6.247
Dec-93                      6.174
Dec-93                      6.169
Dec-93                      6.164
Dec-93                      6.156
Dec-93                      6.194
Dec-93                      6.233
Dec-93                      6.303
Dec-93                      6.293
Dec-93                        6.3
Dec-93                      6.281
Dec-93                      6.302
Dec-93                      6.313
Dec-93                      6.224
Dec-93                      6.216
Dec-93                      6.215
Dec-93                      6.231
Dec-93                      6.241
Dec-93                      6.253
Dec-93                      6.337
Dec-93                       6.35
Jan-94                      6.418
Jan-94                      6.353
Jan-94                      6.402
Jan-94                      6.346
Jan-94                      6.229
Jan-94                      6.244
Jan-94                      6.236
Jan-94                      6.176
Jan-94                      6.264
Jan-94                      6.298
Jan-94                      6.307
Jan-94                      6.266
Jan-94                      6.299
Jan-94                      6.268
Jan-94                      6.283
Jan-94                      6.299
Jan-94                      6.343
Jan-94                      6.313
Jan-94                      6.262
Jan-94                      6.219
Jan-94                       6.24
Feb-94                      6.315
Feb-94                      6.283
Feb-94                      6.305
Feb-94                      6.364
Feb-94                       6.39
Feb-94                      6.448
Feb-94                      6.416
Feb-94                      6.443
Feb-94                      6.409
Feb-94                      6.443
Feb-94                      6.453
Feb-94                      6.459
Feb-94                      6.542
Feb-94                      6.627
Feb-94                      6.663
Feb-94                      6.601
Feb-94                      6.647
Feb-94                      6.742
Feb-94                      6.715
Feb-94                      6.663
Mar-94                      6.781
Mar-94                      6.774
Mar-94                      6.838
Mar-94                      6.841
Mar-94                      6.802
Mar-94                      6.866
Mar-94                      6.836
Mar-94                      6.958
Mar-94                      6.906
Mar-94                      6.946
Mar-94                      6.891
Mar-94                      6.802
Mar-94                      6.828
Mar-94                      6.921
Mar-94                      6.963
Mar-94                       6.85
Mar-94                      6.891
Mar-94                      6.954
Mar-94                      7.018
Mar-94                      6.977
Mar-94                      7.062
Mar-94                      7.105
Mar-94                      7.094
Apr-94                      7.256
Apr-94                      7.418
Apr-94                      7.253
Apr-94                      7.255
Apr-94                      7.214
Apr-94                      7.266
Apr-94                      7.236
Apr-94                      7.216
Apr-94                      7.259
Apr-94                      7.285
Apr-94                      7.291
Apr-94                      7.411
Apr-94                       7.37
Apr-94                      7.322
Apr-94                      7.214
Apr-94                      7.235
Apr-94                      7.149
Apr-94                      7.103
Apr-94                      7.108
Apr-94                       7.26
Apr-94                      7.309
May-94                      7.333
May-94                      7.351
May-94                      7.338
May-94                      7.338
May-94                      7.543
May-94                      7.634
May-94                        7.5
May-94                      7.611
May-94                      7.563
May-94                      7.494
May-94                      7.453
May-94                      7.276
May-94                      7.276
May-94                      7.237
May-94                      7.305
May-94                      7.434
May-94                      7.397
May-94                      7.347
May-94                      7.361
May-94                      7.392
May-94                      7.393
May-94                       7.43
Jun-94                      7.386
Jun-94                      7.345
Jun-94                      7.275
Jun-94                      7.219
Jun-94                       7.26
Jun-94                       7.28
Jun-94                       7.28
Jun-94                      7.316
Jun-94                      7.358
Jun-94                      7.309
Jun-94                      7.398
Jun-94                       7.36
Jun-94                      7.449
Jun-94                      7.464
Jun-94                      7.495
Jun-94                      7.397
Jun-94                      7.403
Jun-94                      7.518
Jun-94                       7.46
Jun-94                      7.524
Jun-94                      7.508
Jun-94                       7.61
Jul-94                      7.616
Jul-94                       7.61
Jul-94                      7.589
Jul-94                      7.597
Jul-94                      7.609
Jul-94                      7.695
Jul-94                      7.728
Jul-94                      7.688
Jul-94                      7.678
Jul-94                      7.536
Jul-94                      7.547
Jul-94                      7.504
Jul-94                       7.47
Jul-94                      7.544
Jul-94                      7.544
Jul-94                      7.566
Jul-94                      7.526
Jul-94                      7.546
Jul-94                      7.612
Jul-94                      7.552
Jul-94                      7.398
Aug-94                      7.398
Aug-94                      7.402
Aug-94                      7.386
Aug-94                       7.41
Aug-94                      7.548
Aug-94                      7.541
Aug-94                      7.571
Aug-94                      7.574
Aug-94                      7.647
Aug-94                      7.484
Aug-94                      7.508
Aug-94                       7.37
Aug-94                      7.397
Aug-94                      7.496
Aug-94                      7.487
Aug-94                      7.558
Aug-94                      7.539
Aug-94                      7.465
Aug-94                      7.537
Aug-94                      7.484
Aug-94                      7.495
Aug-94                      7.465
Aug-94                      7.453
Sep-94                      7.454
Sep-94                      7.492
Sep-94                      7.493
Sep-94                      7.547
Sep-94                      7.566
Sep-94                      7.566
Sep-94                      7.705
Sep-94                      7.713
Sep-94                      7.683
Sep-94                      7.676
Sep-94                      7.637
Sep-94                      7.774
Sep-94                      7.761
Sep-94                      7.777
Sep-94                      7.809
Sep-94                       7.78
Sep-94                      7.795
Sep-94                        7.8
Sep-94                      7.848
Sep-94                      7.816
Sep-94                      7.845
Sep-94                      7.819
Oct-94                      7.852
Oct-94                      7.885
Oct-94                      7.949
Oct-94                      7.955
Oct-94                      7.911
Oct-94                      7.904
Oct-94                      7.867
Oct-94                      7.898
Oct-94                      7.856
Oct-94                       7.83
Oct-94                      7.826
Oct-94                      7.871
Oct-94                      7.891
Oct-94                      7.993
Oct-94                       7.98
Oct-94                      8.048
Oct-94                      8.048
Oct-94                      8.069
Oct-94                      8.048
Oct-94                       7.96
Oct-94                      7.972
Nov-94                      8.063
Nov-94                      8.099
Nov-94                        8.1
Nov-94                      8.161
Nov-94                      8.166
Nov-94                      8.127
Nov-94                      8.112
Nov-94                      8.151
Nov-94                      8.151
Nov-94                      8.077
Nov-94                      8.049
Nov-94                      8.096
Nov-94                      8.127
Nov-94                      8.133
Nov-94                      8.129
Nov-94                      8.046
Nov-94                      7.955
Nov-94                      7.952
Nov-94                      7.933
Nov-94                      7.983
Nov-94                      8.036
Nov-94                      8.001
Dec-94                      8.021
Dec-94                      7.907
Dec-94                      7.929
Dec-94                      7.849
Dec-94                      7.894
Dec-94                      7.866
Dec-94                       7.86
Dec-94                      7.926
Dec-94                      7.856
Dec-94                      7.867
Dec-94                       7.87
Dec-94                      7.856
Dec-94                      7.843
Dec-94                      7.849
Dec-94                      7.843
Dec-94                      7.855
Dec-94                      7.829
Dec-94                      7.829
Dec-94                      7.762
Dec-94                      7.831
Dec-94                       7.84
Dec-94                      7.883
Jan-95                      7.881
Jan-95                      7.921
Jan-95                      7.853
Jan-95                      7.884
Jan-95                      7.862
Jan-95                      7.884
Jan-95                      7.871
Jan-95                       7.84
Jan-95                      7.883
Jan-95                      7.794
Jan-95                      7.794
Jan-95                      7.775
Jan-95                      7.775
Jan-95                      7.823
Jan-95                      7.893
Jan-95                      7.908
Jan-95                      7.927
Jan-95                      7.874
Jan-95                      7.845
Jan-95                      7.732
Jan-95                      7.755
Jan-95                        7.7
Feb-95                      7.748
Feb-95                      7.743
Feb-95                      7.628
Feb-95                      7.644
Feb-95                      7.643
Feb-95                      7.644
Feb-95                      7.684
Feb-95                       7.67
Feb-95                      7.669
Feb-95                      7.612
Feb-95                      7.558
Feb-95                      7.573
Feb-95                      7.588
Feb-95                      7.592
Feb-95                      7.613
Feb-95                      7.539
Feb-95                      7.551
Feb-95                       7.53
Feb-95                       7.47
Feb-95                      7.445
Mar-95                       7.45
Mar-95                      7.489
Mar-95                      7.543
Mar-95                      7.589
Mar-95                      7.628
Mar-95                      7.546
Mar-95                      7.512
Mar-95                      7.464
Mar-95                      7.453
Mar-95                      7.362
Mar-95                      7.361
Mar-95                      7.376
Mar-95                      7.369
Mar-95                      7.397
Mar-95                      7.447
Mar-95                      7.447
Mar-95                      7.446
Mar-95                      7.365
Mar-95                      7.322
Mar-95                      7.392
Mar-95                      7.377
Mar-95                      7.416
Mar-95                      7.433
Apr-95                      7.388
Apr-95                       7.38
Apr-95                      7.372
Apr-95                      7.349
Apr-95                      7.392
Apr-95                      7.394
Apr-95                      7.373
Apr-95                      7.355
Apr-95                      7.331
Apr-95                      7.337
Apr-95                      7.376
Apr-95                      7.388
Apr-95                      7.365
Apr-95                      7.347
Apr-95                      7.335
Apr-95                      7.314
Apr-95                      7.324
Apr-95                      7.321
Apr-95                      7.338
Apr-95                      7.338
May-95                      7.346
May-95                      7.313
May-95                      7.244
May-95                      7.165
May-95                       7.02
May-95                      7.031
May-95                      6.945
May-95                      6.998
May-95                      6.995
May-95                      6.991
May-95                      6.946
May-95                      6.863
May-95                      6.866
May-95                      6.896
May-95                      6.919
May-95                      6.918
May-95                      6.864
May-95                      6.746
May-95                       6.72
May-95                       6.75
May-95                      6.754
May-95                      6.662
May-95                      6.651
Jun-95                      6.622
Jun-95                      6.531
Jun-95                      6.518
Jun-95                      6.508
Jun-95                       6.55
Jun-95                       6.61
Jun-95                      6.728
Jun-95                      6.705
Jun-95                      6.551
Jun-95                      6.574
Jun-95                      6.606
Jun-95                      6.617
Jun-95                      6.573
Jun-95                      6.586
Jun-95                       6.55
Jun-95                       6.47
Jun-95                      6.502
Jun-95                      6.551
Jun-95                      6.552
Jun-95                      6.511
Jun-95                      6.644
Jun-95                      6.619
Jul-95                      6.634
Jul-95                      6.605
Jul-95                      6.509
Jul-95                      6.526
Jul-95                      6.521
Jul-95                      6.583
Jul-95                      6.545
Jul-95                      6.557
Jul-95                      6.606
Jul-95                      6.678
Jul-95                       6.76
Jul-95                      6.863
Jul-95                      6.865
Jul-95                      6.964
Jul-95                      6.881
Jul-95                      6.824
Jul-95                      6.883
Jul-95                      6.846
Jul-95                      6.902
Jul-95                      6.848
Aug-95                        6.9
Aug-95                      6.861
Aug-95                      6.933
Aug-95                       6.91
Aug-95                      6.892
Aug-95                      6.888
Aug-95                      6.921
Aug-95                      6.955
Aug-95                      6.992
Aug-95                      6.956
Aug-95                      6.896
Aug-95                      6.888
Aug-95                      6.901
Aug-95                      6.899
Aug-95                      6.873
Aug-95                      6.887
Aug-95                       6.91
Aug-95                      6.816
Aug-95                      6.706
Aug-95                      6.704
Aug-95                      6.716
Aug-95                        6.7
Aug-95                      6.649
Sep-95                      6.618
Sep-95                      6.612
Sep-95                      6.568
Sep-95                      6.595
Sep-95                      6.601
Sep-95                      6.589
Sep-95                       6.59
Sep-95                      6.503
Sep-95                      6.523
Sep-95                      6.469
Sep-95                      6.481
Sep-95                      6.532
Sep-95                      6.487
Sep-95                      6.471
Sep-95                      6.558
Sep-95                      6.586
Sep-95                      6.582
Sep-95                      6.577
Sep-95                      6.579
Sep-95                      6.588
Sep-95                      6.503
Oct-95                      6.478
Oct-95                      6.457
Oct-95                      6.433
Oct-95                      6.419
Oct-95                      6.422
Oct-95                      6.421
Oct-95                      6.443
Oct-95                      6.435
Oct-95                      6.388
Oct-95                      6.306
Oct-95                      6.306
Oct-95                      6.286
Oct-95                      6.332
Oct-95                      6.308
Oct-95                      6.363
Oct-95                      6.395
Oct-95                      6.328
Oct-95                      6.326
Oct-95                      6.394
Oct-95                      6.357
Oct-95                      6.355
Oct-95                       6.33
Nov-95                      6.299
Nov-95                      6.246
Nov-95                      6.285
Nov-95                      6.295
Nov-95                       6.31
Nov-95                      6.256
Nov-95                      6.285
Nov-95                      6.339
Nov-95                      6.279
Nov-95                      6.287
Nov-95                      6.293
Nov-95                      6.225
Nov-95                      6.234
Nov-95                      6.248
Nov-95                      6.268
Nov-95                      6.283
Nov-95                       6.28
Nov-95                      6.251
Nov-95                      6.224
Nov-95                       6.23
Nov-95                      6.199
Nov-95                      6.133
Dec-95                      6.088
Dec-95                      6.028
Dec-95                      6.052
Dec-95                      6.034
Dec-95                      6.079
Dec-95                      6.055
Dec-95                      6.048
Dec-95                      6.053
Dec-95                      6.084
Dec-95                      6.088
Dec-95                      6.099
Dec-95                      6.202
Dec-95                      6.116
Dec-95                      6.125
Dec-95                       6.09
Dec-95                      6.065
Dec-95                      6.068
Dec-95                      6.041
Dec-95                      6.011
Dec-95                      5.986
Dec-95                       5.95
Jan-96                      5.952
Jan-96                      5.964
Jan-96                      5.959
Jan-96                      6.034
Jan-96                      6.046
Jan-96                      6.045
Jan-96                      6.114
Jan-96                      6.184
Jan-96                      6.151
Jan-96                      6.149
Jan-96                       6.15
Jan-96                      6.059
Jan-96                      6.012
Jan-96                      5.987
Jan-96                      5.975
Jan-96                      6.045
Jan-96                      6.095
Jan-96                      6.038
Jan-96                      6.115
Jan-96                      6.046
Jan-96                      6.095
Jan-96                      6.038
Jan-96                       6.03
Feb-96                      6.072
Feb-96                      6.165
Feb-96                       6.16
Feb-96                      6.132
Feb-96                      6.157
Feb-96                      6.149
Feb-96                        6.1
Feb-96                      6.036
Feb-96                      6.032
Feb-96                      6.091
Feb-96                      6.169
Feb-96                      6.245
Feb-96                      6.241
Feb-96                      6.397
Feb-96                      6.373
Feb-96                      6.345
Feb-96                      6.407
Feb-96                      6.456
Feb-96                      6.478
Feb-96                      6.475
Feb-96                      6.471
Mar-96                      6.369
Mar-96                      6.335
Mar-96                      6.384
Mar-96                      6.455
Mar-96                      6.461
Mar-96                      6.713
Mar-96                      6.638
Mar-96                      6.667
Mar-96                      6.682
Mar-96                      6.691
Mar-96                      6.741
Mar-96                      6.707
Mar-96                      6.717
Mar-96                      6.636
Mar-96                      6.622
Mar-96                      6.657
Mar-96                      6.582
Mar-96                      6.581
Mar-96                      6.681
Mar-96                      6.725
Mar-96                      6.669
Apr-96                      6.633
Apr-96                      6.599
Apr-96                      6.627
Apr-96                      6.672
Apr-96                      6.826
Apr-96                      6.872
Apr-96                      6.834
Apr-96                      6.949
Apr-96                      6.937
Apr-96                      6.804
Apr-96                      6.792
Apr-96                      6.794
Apr-96                      6.808
Apr-96                      6.831
Apr-96                      6.788
Apr-96                      6.752
Apr-96                      6.781
Apr-96                      6.824
Apr-96                      6.797
Apr-96                      6.791
Apr-96                      6.838
Apr-96                      6.908
May-96                      6.912
May-96                      7.061
May-96                      7.119
May-96                      7.061
May-96                       7.08
May-96                      6.962
May-96                      7.019
May-96                       6.93
May-96                      6.899
May-96                      6.847
May-96                      6.847
May-96                      6.915
May-96                      6.835
May-96                      6.839
May-96                      6.852
May-96                      6.817
May-96                      6.861
May-96                      6.836
May-96                      6.838
May-96                      6.857
May-96                      6.943
May-96                      6.934
May-96                      6.991
Jun-96                       7.01
Jun-96                      7.003
Jun-96                       6.95
Jun-96                      6.898
Jun-96                      7.033
Jun-96                      7.129
Jun-96                      7.125
Jun-96                      7.194
Jun-96                      7.131
Jun-96                      7.091
Jun-96                      7.073
Jun-96                      7.105
Jun-96                       7.11
Jun-96                      7.111
Jun-96                      7.098
Jun-96                       7.09
Jun-96                      7.048
Jun-96                      7.043
Jun-96                      6.994
Jun-96                      6.873
Jul-96                      6.913
Jul-96                      6.941
Jul-96                      6.938
Jul-96                      6.935
Jul-96                      7.194
Jul-96                      7.183
Jul-96                      7.132
Jul-96                      7.079
Jul-96                       7.06
Jul-96                      7.032
Jul-96                      7.075
Jul-96                      7.032
Jul-96                      7.032
Jul-96                      6.933
Jul-96                      6.976
Jul-96                       7.01
Jul-96                      6.977
Jul-96                      7.045
Jul-96                      7.012
Jul-96                       7.01
Jul-96                      7.097
Jul-96                      7.038
Jul-96                      6.972
Aug-96                      6.839
Aug-96                      6.745
Aug-96                      6.771
Aug-96                      6.762
Aug-96                      6.775
Aug-96                      6.787
Aug-96                      6.692
Aug-96                      6.695
Aug-96                      6.794
Aug-96                       6.79
Aug-96                      6.806
Aug-96                       6.77
Aug-96                      6.797
Aug-96                      6.798
Aug-96                      6.838
Aug-96                      6.843
Aug-96                      6.957
Aug-96                      6.999
Aug-96                      6.972
Aug-96                      6.979
Aug-96                       7.04
Aug-96                       7.12
Sep-96                      7.117
Sep-96                      7.055
Sep-96                        7.1
Sep-96                      7.154
Sep-96                      7.112
Sep-96                      7.071
Sep-96                      7.113
Sep-96                      7.109
Sep-96                      7.077
Sep-96                       6.95
Sep-96                      6.952
Sep-96                      7.026
Sep-96                      7.011
Sep-96                      7.045
Sep-96                      7.045
Sep-96                      7.027
Sep-96                      6.986
Sep-96                      6.927
Sep-96                       6.89
Sep-96                       6.91
Sep-96                      6.925
Oct-96                      6.876
Oct-96                      6.841
Oct-96                      6.835
Oct-96                      6.743
Oct-96                       6.79
Oct-96                      6.806
Oct-96                      6.831
Oct-96                      6.884
Oct-96                      6.847
Oct-96                      6.846
Oct-96                      6.842
Oct-96                      6.859
Oct-96                      6.795
Oct-96                      6.803
Oct-96                       6.81
Oct-96                      6.851
Oct-96                      6.828
Oct-96                      6.854
Oct-96                      6.817
Oct-96                      6.836
Oct-96                       6.68
Oct-96                      6.705
Oct-96                      6.644
Nov-96                      6.681
Nov-96                      6.662
Nov-96                      6.587
Nov-96                      6.617
Nov-96                      6.533
Nov-96                      6.508
Nov-96                      6.514
Nov-96                      6.445
Nov-96                      6.457
Nov-96                      6.421
Nov-96                      6.459
Nov-96                      6.468
Nov-96                      6.435
Nov-96                      6.411
Nov-96                      6.417
Nov-96                      6.438
Nov-96                      6.428
Nov-96                      6.447
Nov-96                      6.434
Nov-96                      6.437
Nov-96                      6.352
Dec-96                      6.362
Dec-96                      6.364
Dec-96                      6.396
Dec-96                       6.51
Dec-96                      6.513
Dec-96                      6.464
Dec-96                      6.498
Dec-96                      6.632
Dec-96                      6.627
Dec-96                      6.574
Dec-96                      6.627
Dec-96                      6.657
Dec-96                      6.705
Dec-96                      6.584
Dec-96                      6.608
Dec-96                      6.583
Dec-96                      6.587
Dec-96                      6.585
Dec-96                      6.586
Dec-96                      6.564
Dec-96                      6.542
Dec-96                      6.644
Jan-97                      6.643
Jan-97                      6.741
Jan-97                      6.734
Jan-97                      6.775
Jan-97                      6.791
Jan-97                      6.848
Jan-97                      6.761
Jan-97                      6.848
Jan-97                      6.855
Jan-97                      6.774
Jan-97                      6.795
Jan-97                      6.827
Jan-97                      6.825
Jan-97                       6.83
Jan-97                      6.786
Jan-97                      6.836
Jan-97                      6.862
Jan-97                      6.893
Jan-97                      6.945
Jan-97                      6.924
Jan-97                      6.911
Jan-97                      6.875
Jan-97                      6.792
Feb-97                      6.741
Feb-97                      6.707
Feb-97                      6.757
Feb-97                      6.759
Feb-97                      6.706
Feb-97                      6.705
Feb-97                      6.707
Feb-97                       6.71
Feb-97                      6.627
Feb-97                      6.527
Feb-97                      6.532
Feb-97                      6.548
Feb-97                      6.584
Feb-97                      6.658
Feb-97                      6.645
Feb-97                      6.657
Feb-97                       6.66
Feb-97                       6.78
Feb-97                      6.807
Feb-97                      6.805
Mar-97                      6.834
Mar-97                      6.871
Mar-97                       6.83
Mar-97                      6.887
Mar-97                      6.816
Mar-97                      6.816
Mar-97                      6.854
Mar-97                      6.887
Mar-97                      6.962
Mar-97                      6.944
Mar-97                      6.959
Mar-97                      6.962
Mar-97                       6.99
Mar-97                      6.958
Mar-97                      6.971
Mar-97                      6.927
Mar-97                      6.971
Mar-97                      6.981
Mar-97                      7.093
Mar-97                       7.09
Mar-97                      7.098
Apr-97                       7.07
Apr-97                      7.078
Apr-97                      7.071
Apr-97                      7.125
Apr-97                       7.07
Apr-97                      7.102
Apr-97                      7.105
Apr-97                      7.111
Apr-97                      7.169
Apr-97                      7.172
Apr-97                      7.095
Apr-97                      7.102
Apr-97                      7.071
Apr-97                      7.056
Apr-97                      7.094
Apr-97                      7.041
Apr-97                      7.094
Apr-97                      7.135
Apr-97                      7.145
Apr-97                      7.117
Apr-97                      6.987
Apr-97                      6.959
May-97                      6.918
May-97                      6.877
May-97                      6.878
May-97                      6.886
May-97                      6.964
May-97                      6.932
May-97                      6.893
May-97                      6.888
May-97                      6.926
May-97                      6.881
May-97                      6.871
May-97                        6.9
May-97                      6.922
May-97                      6.906
May-97                      6.963
May-97                       6.99
May-97                      6.989
May-97                      6.988
May-97                      7.028
May-97                      7.032
May-97                      6.979
May-97                      6.908
Jun-97                      6.903
Jun-97                      6.872
Jun-97                      6.884
Jun-97                      6.881
Jun-97                      6.776
Jun-97                      6.828
Jun-97                      6.842
Jun-97                      6.833
Jun-97                      6.779
Jun-97                      6.726
Jun-97                      6.701
Jun-97                      6.726
Jun-97                      6.687
Jun-97                      6.681
Jun-97                      6.663
Jun-97                       6.71
Jun-97                      6.694
Jun-97                      6.739
Jun-97                      6.785
Jun-97                      6.744
Jun-97                      6.787
Jul-97                      6.743
Jul-97                      6.708
Jul-97                      6.629
Jul-97                      6.629
Jul-97                      6.581
Jul-97                      6.583
Jul-97                      6.567
Jul-97                      6.564
Jul-97                      6.531
Jul-97                      6.558
Jul-97                      6.545
Jul-97                       6.48
Jul-97                      6.494
Jul-97                      6.532
Jul-97                      6.542
Jul-97                      6.421
Jul-97                      6.438
Jul-97                      6.439
Jul-97                      6.456
Jul-97                      6.407
Jul-97                      6.387
Jul-97                      6.326
Jul-97                        6.3
Aug-97                      6.456
Aug-97                       6.48
Aug-97                      6.493
Aug-97                      6.481
Aug-97                      6.531
Aug-97                      6.636
Aug-97                      6.638
Aug-97                      6.673
Aug-97                      6.628
Aug-97                      6.552
Aug-97                      6.548
Aug-97                      6.525
Aug-97                      6.512
Aug-97                      6.542
Aug-97                      6.623
Aug-97                      6.651
Aug-97                       6.67
Aug-97                      6.646
Aug-97                      6.652
Aug-97                      6.574
Aug-97                      6.612
Sep-97                      6.608
Sep-97                       6.56
Sep-97                      6.602
Sep-97                      6.613
Sep-97                      6.643
Sep-97                      6.613
Sep-97                      6.627
Sep-97                      6.659
Sep-97                      6.693
Sep-97                      6.588
Sep-97                      6.575
Sep-97                      6.407
Sep-97                        6.4
Sep-97                      6.402
Sep-97                      6.379
Sep-97                      6.353
Sep-97                      6.386
Sep-97                      6.317
Sep-97                      6.404
Sep-97                      6.368
Sep-97                      6.386
Sep-97                        6.4
Oct-97                      6.323
Oct-97                      6.296
Oct-97                      6.295
Oct-97                       6.26
Oct-97                      6.234
Oct-97                      6.374
Oct-97                      6.355
Oct-97                      6.431
Oct-97                      6.433
Oct-97                      6.357
Oct-97                      6.398
Oct-97                      6.393
Oct-97                       6.44
Oct-97                      6.424
Oct-97                      6.411
Oct-97                       6.42
Oct-97                       6.31
Oct-97                      6.274
Oct-97                      6.134
Oct-97                       6.29
Oct-97                      6.204
Oct-97                      6.141
Oct-97                      6.154
Nov-97                       6.21
Nov-97                      6.253
Nov-97                      6.219
Nov-97                      6.184
Nov-97                      6.156
Nov-97                      6.144
Nov-97                      6.144
Nov-97                      6.103
Nov-97                      6.099
Nov-97                      6.114
Nov-97                      6.068
Nov-97                      6.074
Nov-97                       6.04
Nov-97                      6.063
Nov-97                      6.034
Nov-97                      6.068
Nov-97                      6.049

    In conclusion, we expect that the 30 year Treasury bond will trade in a range between 6.50% and 6.00% for the next 6 months. After that, we anticipate that the 30 year Treasury could go as low as 5.50% by the end of this decade.

CENTURA EQUITY GROWTH FUND

    The Centura Equity Growth Fund maintained its focus on large-capitalization and mid-capitalization issues that represented what we believe is "growth at a reasonable price." As we told you in our April 30, 1997 Annual Report, six months ago, we were able to find great values in many mid-cap names while the large cap names looked to be fully valued. Investors woke up to this fact as the small and mid-cap indexes significantly outperformed the S&P 500 for the six months ended October 31, 1997. We are pleased to report that over the last six months the Centura Equity Growth Fund outpaced the S&P 500 index by a sizable margin, validating our earlier thesis that the mid-cap names were uncharacteristically cheaper than the large multinationals. As we discussed earlier, in our capital markets commentary, we believe that this valuation gap between small and mid-cap names versus their larger counterparts, has largely been closed over the last couple of quarters. Value in the market today is not a function of market capitalization, but rather a function of buying what other money managers have decided to discard because of some temporary setback. In practically any industry or sector group, one can find companies which are extremely cheap on a valuation basis or extremely expensive. As value managers, we always tend to choose the company that is neglected or temporarily out of favor in anticipation of some catalyst or change in the company's fundamentals. As Warren Buffett said "Most people get interested in stocks when everyone else is. The time to get interested is when no one else is. You can't buy what is popular and do well."

    As of October 31, 1997 the Centura Equity Growth Fund was invested in common stocks (92.5%) and cash equivalents (7.5%). The weighted average market capitalization of the fund was approximately $22 billion versus approximately $51 billion for the S&P 500 index. As always, it remains our goal to hold companies with superior financial strength as evidenced by the fact that the average holding has long term debt representing 32% of capital versus 42% debt/capital for the S&P 500. The average price/earnings ratio based on 1998 estimates is below that of the market, although the portfolio has stronger growth characteristics than that of the market as represented by the S&P 500. The fund continues to be overweighted in basic materials, capital goods and consumer cyclicals. Financials and technology have been underweighted as we find it difficult to uncover names in those sectors that represent "growth at a reasonable price".

CENTURA EQUITY INCOME FUND

    The Centura Equity Income Fund, which was introduced on October 1, 1996, has just finished its first full year in the Centura Family of Funds. The Centura Equity Income Fund's primary objective is to provide long-term capital appreciation and income. Dividends have historically been an extremely important component of return, contributing roughly 40% of the long term total return on stocks. Over the last fifteen years; however, dividends have contributed only 20% of the total return that investors have realized from common stocks. The lofty valuation levels in the domestic equity market (dividend yield of approximately 1.6%) coupled with corporate America's appetite to buy in their own shares; in lieu of more rapid dividend increases, has made high yielding equities a rare commodity. As of 10/31/97 the Centura Equity Income Fund (class C shares) had a 30-day yield of 2.3% versus approximately 1.6% on the S&P 500 index.

    As of October 31, 1997 the Centura Equity Income Fund was comprised of common stocks (87.4%), convertible securities (4.9%) and cash equivalents (7.7%). The average weighted market capitalization of the fund is approximately $30 billion versus approximately $51 billion for the S&P 500. The fund is currently overweighted in basic materials, utilities, communication services and consumer cycylicals. The fund continues to be significantly underweighted in technology due to the lack of yield available in that sector. The average holding in the Centura Equity Income Fund currently has a lower price/earnings ratio (trailing and forward), a lower price/book value ratio, and a lower debt/capital ratio than the S&P 500, which is consistent with our disciplined, value approach to investing.

    We continue to believe that dividends are important not only in providing investors with a solid total return, but also because high yielding stocks typically have experienced less volatility than the market as a whole. Most of the fund's holdings tend to be large, mature companies with long operating histories. These types of companies typically have the potential to perform well in difficult market environments, such as what we just experienced in October 1997.

CENTURA SOUTHEAST EQUITY FUND

    The initial introduction of the Centura Southeast Equity Fund on May 2, 1997 was opportunistically timed in correlation with a troughing of the Russell 2000 small-capitalization index. This resurgence in small-cap stocks combined with overweightings in the technology, financial services, and producer durable sectors of the Russell 2000 greatly aided the performance of the fund.

    The focus of the fund will continue to be investing in small companies, typically with market capitalizations of $1 billion or less and headquartered in the southeastern United States, including Texas. We believe that by focusing our efforts on finding those companies "in our own backyard" which are underfollowed by the large brokerage houses of Wall Street will, at the margin, allow us to add value for the fund's shareholders. This strategy along with looking for companies whose market value is at a discount to its intrinsic value, as we interpret it, are dominant strategies of the Southeast Equity Fund. Of course, this alone is not enough to ensure successful investing, as a good company and a good investment are two separate issues that must be addressed. In that light we will continue to focus our value philosophy, paying strict attention to absolute as well as relative valuations of the current holdings of the fund and potential purchases. Small capital funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.

    This is demonstrated by current valuation characteristics of the fund. The median market capitalization of the fund was $456 million as of October 31, 1997 relative to the Russell 2000's $480 million, thus our market capitalization characteristic is essentially in line with the small company index. But the risk-reward profile greatly differs from the index. As of October 31, 1997 the Centura Southeast Equity Fund was characterized by 1997 and 1998 price/earnings ratios (projected) of 19.4 times and 14.0 times respectively, versus the Russell 2000 Index with projected price/earnings ratios of 25.0 times and 18.9 times respectively. The estimated five-year earnings growth rates between the Southeast Equity Fund and the Russell 2000 are very similar, however, coming in at 15% and 17%, respectively. Also in contrast, the current price/book value ratios of the Southeast Equity Fund and the Russell 2000 are 2.2 times and 2.8 times, respectively. These figures lend credence to our objective of offering you the opportunity to invest in a small-company fund with superior risk-reward characteristics. Investing in a regional equity fund may involve more risk, since the companies are located within the same geographical area.

CENTURA FEDERAL SECURITIES INCOME FUND

    The bond market has been strong during the last 6 months as the 5 year Treasury dropped in yield from 6.57% at April 30, 1997 to 5.71% at October 31, 1997. This caused the net asset value of the fund (class C shares) to increase from $9.94 at April 30, 1997 to $10.17 at October 31, 1997. The total return of the Centura Federal Securities Income Fund (on the class C shares) during this six month period was 5.18%. This compares to the total return for the Lehman Brothers Intermediate Government Index of 5.45% in the same period.

    As of October 31, 1997, the fund was 72.6% in Treasuries, 24.4% in U.S. Government Agencies and 2.9% in cash. This allocation is substantially the same as it was at April 30, 1997. The modified duration of the fund was 3.56 years on October 31, 1997. This represents an increase of .30 years from modified duration of 3.26 years on April 30, 1997. The average maturity of the fund increased by .49 years from 4.13 years on April 30, 1997 to 4.62 years on October 31, 1997.

    With the increase in average duration and average maturity, we feel that the fund is well positioned to take advantage of any possible decline in rates during the end of 1997 and the beginning of 1998.

CENTURA NORTH CAROLINA TAX FREE BOND FUND

    The North Carolina municipal market has moved in the same direction as the U.S. Treasury market over the past 6 months. The yield on a AAA 5 year municipal dropped from 4.67% on April 30, 1997 to 4.16% on October 31, 1997. This decline in interest rates generated a total return in the Centura North Carolina Tax Free Bond Fund (class c shares) of 5.65% for the six months ended October 31, 1997. The net asset value (of the class C shares) increased from $9.93 to $10.30 during this period. This compares to a total return of 4.73% for the Lehman Brothers 5 Year Municipal Bond Index.

    As of October 31, 1997 the fund was comprised of 56.1% in general obligation bonds, 11.2% in certificates of participation, 31.9% in revenue bonds and .8% in cash. This represents a shift toward revenue bonds since April 30, 1997. Credit quality remain excellent with 69.3% in AAA rated bonds, 23.1% in AA rated bonds and 7.4% in A rated bonds. The credit quality of the fund remains essentially unchanged from April 30, 1997. The modified duration of the fund is 6.2 years with an average maturity of 7.9 years as of October 31, 1997. This is up from an average duration of 5.2 years and an average maturity of 6.7 years at April 30, 1997.

    We believe that the fund is well positioned to participate in any further rally in the bond market.

RECENT EVENTS

    The recent "Asian Crisis" has caused many to focus on what impact, if any, it will have on the U.S. economy. While we believe that the problems experienced in Southeast Asia have resulted largely from their own economic activities, it undoubtedly has ramifications for the domestic economy. It should be of no surprise, that the Asian crisis is leading many strategists and economists to lower their projected GDP and earnings growth rates for the U.S. This increases the likelihood of potential earnings shortfalls for many of the companies dependent on the global economy. We believe that our disciplined value investing strategy coupled with the fact that expectations are low for many of our current holdings, should enable us to weather any further market cross-currents better than most domestic equity managers. In addition, we believe it increases the likelihood that the Federal Reserve will take no action to raise rates over the next couple of quarters as they wait to see further evidence of how our domestic economy will be influenced by the "Asian Flu". It would come as no surprise to us to see the bond market produce higher total returns than common stocks over the next six months to a year.

    One should keep in mind that we are not market timers and remain committed to quality common stocks over the long term. It remains our goal to provide excellent risk adjusted returns over an entire market cycle. Your continued support and confidence is greatly appreciated.

Sincerely,

/s/ Frank G. Jolley
Frank G. Jolley, CFA
Chief Investment Officer
Centura Bank/Trust Investments

*Small capital funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.

                               EQUITY GROWTH FUND

A $10,000 investment in the Equity Growth Fund, Class A, with a maximum sales load of 4.50%, made on the inception date would have increased to $31,681. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 18.36%, reflecting the sales load. Without the sales load, the return would have been 19.14%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS A    LIPPER GROWTH INDEX
12/31/90                       $9,555.00            $10,000.00
12/31/91                      $12,508.30            $13,632.97
12/31/92                      $14,505.00           $ 14,673.61
12/31/93                      $17,128.80           $ 16,431.14
12/31/94                      $15,690.40           $ 16,173.08
12/31/95                      $21,168.10           $ 21,453.89
12/31/96                      $26,245.10           $ 25,203.63
10/31/97                      $31,681.00           $ 31,030.90
Average Annual Total Return*      1 Year                5 Year  Since Inception
Class A(a)                        26.51%                17.40%           18.36%
Lipper Growth Index               28.42%                17.72%           18.02%

A $10,000 investment in the Equity Growth Fund, Class B, made on the inception date would have increased to $31,623. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 18.33%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS B    LIPPER GROWTH INDEX
12/31/90                      $10,000.00            $10,000.00
12/31/91                      $12,984.20            $13,632.97
12/31/92                      $14,952.70           $ 14,673.61
12/31/93                      $17,528.10           $ 16,431.14
12/31/94                      $15,975.90           $ 16,173.08
12/31/95                      $21,383.80           $ 21,453.89
12/31/96                      $26,350.50           $ 25,203.63
10/31/97                      $31,623.00           $ 31,030.90
Average Annual Total Return*      1 Year                5 Year  Since Inception
Class B(b)                        26.52%                17.61%           18.33%
Lipper Growth Index               28.42%                17.72%           18.02%

A $10,000 investment in the Equity Growth Fund, Class C, made on the inception date would have increased to $33,655. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 19.41%.

The Lipper Growth Index is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS C    LIPPER GROWTH INDEX
12/31/90                      $10,000.00            $10,000.00
12/31/91                      $13,111.90            $13,632.97
12/31/92                      $15,250.50            $14,673.61
12/31/93                      $18,055.80            $16,431.14
12/31/94                      $16,559.00            $16,173.08
12/31/95                      $22,355.30            $21,453.89
12/31/96                      $27,798.30            $25,203.63
10/31/97                      $33,655.00            $31,030.90
Average Annual Total Return*      1 Year                5 Year  Since Inception
Class C                           32.90%                18.76%           19.41%
Lipper Growth Index               28.42%                17.72%           18.02%

 (a) Returns reflect maximum sales load of 4.50%. Without the sales load, the returns would have been 32.44%, 18.49% and 19.14% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 5.00%). Without such charges, the returns would have been 31.52%, 17.71% and 18.33% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Equity Growth Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.25%, 2.00% and 1.00% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                               EQUITY INCOME FUND

A $10,000 investment in the Equity Growth Fund, Class A, with a maximum sales load of 4.50%, made on the inception date would have increased to $26,622. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 15.39%, reflecting the sales load. Without the sales load, the return would have been 16.16%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS A    LIPPER EQUITY INCOME INDEX
12/31/90                       $9,547.00                   $10,000.00
12/31/91                      $11,378.60                   $12,668.10
12/31/92                      $12,592.60                   $13,901.99
12/31/93                      $14,279.80                   $15,965.65
12/31/94                      $13,868.30                   $15,819.47
12/31/95                      $18,333.30                   $20,538.52
12/31/96                      $22,127.10                   $24,212.29
10/31/97                      $26,622.00                   $29,199.27
Average Annual Total Return*      1 Year                       5 Year  Since Inception
Class A(a)                        20.82%                       15.85%           15.39%
Lipper Equity Income Index        26.65%                       17.00%           16.98%

A $10,000 investment in the Equity Growth Fund, Class B, made on the inception date would have increased to $26,462. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 15.29%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS B    LIPPER EQUITY INCOME INDEX
12/31/90                      $10,000.00                   $10,000.00
12/31/91                      $11,826.10                   $12,668.10
12/31/92                      $12,993.80                   $13,901.99
12/31/93                      $14,606.20                   $15,965.65
12/31/94                      $14,082.90                   $15,819.47
12/31/95                      $18,485.80                   $20,538.52
12/31/96                      $22,138.30                   $24,212.29
10/31/97                      $26,462.00                   $29,199.27
Average Annual Total Return*      1 Year                       5 Year  Since Inception
Class B(b)                        20.56%                       15.95%           15.29%
Lipper Equity Income Index        26.65%                       17.00%           16.98%

A $10,000 investment in the Equity Growth Fund, Class C, made on the inception date would have increased to $28,313. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 16.43%.

The Lipper Equity Income Index is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS C    LIPPER EQUITY INCOME INDEX
12/31/90                      $10,000.00                   $10,000.00
12/31/91                      $11,943.80                   $12,668.10
12/31/92                      $13,254.40                   $13,901.99
12/31/93                      $15,048.10                   $15,965.65
12/31/94                      $14,654.90                   $15,819.47
12/31/95                      $19,427.80                   $20,538.52
12/31/96                      $23,483.40                   $24,212.29
10/31/97                      $28,313.00                   $29,199.27
Average Annual Total Return*      1 Year                       5 Year  Since Inception
Class C                           26.85%                       17.21%           16.43%
Lipper Equity Income Index        26.65%                       17.00%           16.98%

 (a) Returns reflect maximum sales load of 4.50%. Without the sales load, the returns would have been 26.50%, 16.94% and 16.16% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 5.00%). Without such charges, the returns would have been 25.56%, 16.06% and 15.29% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Equity Income Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.00%, 1.75% and 0.75% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                             SOUTHEAST EQUITY FUND

A $10,000 investment in the Southeast Equity Fund, Class A, with a maximum sales load of 4.50%, made on the inception date would have increased to $38,913. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 21.97%, reflecting the sales load. Without the sales load, the return would have been 22.80%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS A    RUSSELL 2000 INDEX
12/31/90                       $9,549.00          $10,000.00
12/31/91                      $13,928.00          $14,604.39
12/31/92                      $17,018.00          $17,293.03
12/31/93                      $20,460.00          $20,557.80
12/31/94                      $20,089.00          $20,182.87
12/31/95                      $24,337.00          $25,925.04
12/31/96                      $29,987.00          $30,201.55
10/31/97                      $38,913.00          $36,556.53
Average Annual Total Return*      1 Year              5 Year  Since Inception
Class A(a)                        33.68%              19.50%           21.97%
Russell 2000 Index                29.33%              18.69%           20.89%

A $10,000 investment in the Southeast Equity Fund, Class B, made on the inception date would have increased to $38,689. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 21.87%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS B    RUSSELL 2000 INDEX
12/31/90                      $10,000.00          $10,000.00
12/31/91                      $14,480.00          $14,604.39
12/31/92                      $17,561.00          $17,293.03
12/31/93                      $20,957.00          $20,557.80
12/31/94                      $20,423.00          $20,182.87
12/31/95                      $24,558.00          $25,925.04
12/31/96                      $30,035.00          $30,201.55
10/31/97                      $38,689.00          $36,556.53
Average Annual Total Return*      1 Year              5 Year  Since Inception
Class B(b)                        33.77%              13.25%           21.87%
Russell 2000 Index                29.33%              18.69%           20.89%

A $10,000 investment in the Southeast Equity Fund, Class C, made on the inception date would have increased to $41,411. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 23.09%.

The Russell 2000 Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of small- to mid-sized companies.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               CLASS C    RUSSELL 2000 INDEX
12/31/90                      $10,000.00          $10,000.00
12/31/91                      $14,622.00          $14,604.39
12/31/92                      $17,909.00          $17,293.03
12/31/93                      $21,586.00          $20,557.80
12/31/94                      $21,248.00          $20,182.87
12/31/95                      $25,805.00          $25,925.04
12/31/96                      $31,875.00          $30,201.55
10/31/97                      $41,411.00          $36,556.53
Average Annual Total Return*      1 Year              5 Year  Since Inception
Class C                           40.20%              21.19%           23.09%
Russell 2000 Index                29.33%              18.69%           20.89%

 (a) Returns reflect maximum sales load of 4.50%. Without the sales load, the returns would have been 39.97%, 20.91% and 22.80% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 5.00%). Without such charges, the returns would have been 38.77%, 19.98% and 21.87% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Southeast Equity Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on May 1, 1997. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.50%, 2.25% and 1.25% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                         FEDERAL SECURITIES INCOME FUND

A $10,000 investment in the Federal Securities Income Fund, Class A, with a maximum sales load of 2.75%, made on the inception date would have increased to $14,757. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 5.85%, reflecting the sales load. Without the sales load, the return would have been 6.28%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         CLASS A    LIPPER SHORT US GOVERNMENT FUND INDEX
12/31/90                                  $9,725.0                               $10,000.0
12/31/91                                $10,838.30                              $11,075.46
12/31/92                                $11,461.00                              $11,693.86
12/31/93                                $12,227.50                              $12,340.99
12/31/94                                $12,005.40                              $12,366.03
12/31/95                                $13,593.80                              $13,701.09
12/31/96                                $13,933.40                              $14,303.81
10/31/97                                $14,757.00                              $15,041.05
Average Annual Total Return*                1 Year                                  5 Year  Since Inception
Class A(a)                                   3.47%                                   4.73%            5.85%
Lipper Short US Government Fund Index        5.79%                                   5.32%            6.16%

A $10,000 investment in the Federal Securities Income Fund, Class B, made on the inception date would have increased to $14,441. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 5.52%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      CLASS B    LIPPER SHORT US TREASURY FUND INDEX
12/31/90                             $10,000.00                           $10,000.00
12/31/91                             $11,054.00                           $11,075.46
12/31/92                             $11,603.50                           $11,693.86
12/31/93                             $12,283.00                           $12,340.99
12/31/94                             $11,977.30                           $12,366.03
12/31/95                             $13,459.50                           $13,701.09
12/31/96                             $13,704.00                           $14,303.81
10/31/97                             $14,441.00                           $15,041.05
Average Annual Total Return*             1 Year                               5 Year  Since Inception
Class B(b)                                2.82%                                4.40%            5.52%
Lipper Short US Treasury Fund Index       5.79%                                5.32%            6.16%

A $10,000 investment in the Federal Securities Income Fund, Class C, made on the inception date would have increased to $15,431. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 6.55%.

The Lipper Short U.S. Government Fund Index is representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      CLASS C    LIPPER SHORT US TREASURY FUND INDEX
12/31/90                             $10,000.00                           $10,000.00
12/31/91                             $11,164.40                           $11,075.46
12/31/92                             $11,836.90                           $11,693.86
12/31/93                             $12,655.70                           $12,340.99
12/31/94                             $12,463.90                           $12,366.03
12/31/95                             $14,148.40                           $13,701.09
12/31/96                             $14,552.80                           $14,303.81
10/31/97                             $15,431.00                           $15,041.05
Average Annual Total Return*             1 Year                               5 Year  Since Inception
Class C                                   6.71%                                5.57%            6.55%
Lipper Short US Treasury Fund Index       5.79%                                5.32%            6.16%

 (a) Returns reflect maximum sales load of 2.75%. Without the sales load, the returns would have been 6.44%, 5.31% and 6.28% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 3.00%). Without such charges, the returns would have been 5.82%, 4.57% and 5.52% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is December 31, 1990. The quoted performance of the Centura Federal Securities Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance has been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 0.94%, 1.69% and 0.69% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

                       NORTH CAROLINA TAX-FREE BOND FUND

A $10,000 investment in the North Carolina Tax-Free Bond Fund, Class A, with a maximum sales load of 2.75%, made on the inception date would have increased to $13,721. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 4.79%, reflecting the sales load. Without the sales load, the return would have been 5.23%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      LEHMAN BROTHERS
                                        CLASS A    MUNICIPAL BOND INDEX
12/31/90                                $9,728.00             $10,000.00
12/31/91                               $10,329.10             $11,065.47
12/31/92                               $10,874.00             $12,040.90
12/31/93                               $11,736.60             $13,520.08
12/31/94                               $11,252.40             $12,821.18
12/31/95                               $12,632.60             $15,059.14
12/31/96                               $12,951.40             $15,726.00
10/31/97                               $13,721.00             $16,825.76
Average Annual Total Return*               1 Year                 5 Year  Since Inception
Class A(a)                                  4.34%                  4.44%            4.79%
Lehman Brothers Municipal Bond Index        8.49%                  7.52%            8.01%

A $10,000 investment in the North Carolina Tax-Free Bond Fund, Class B, made on the inception date would have increased to $13,492. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 4.53%, reflecting the sales load.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      LEHMAN BROTHERS
                                        CLASS B    MUNICIPAL BOND INDEX
12/31/90                               $10,000.00             $10,000.00
12/31/91                               $10,544.40             $11,065.47
12/31/92                               $11,030.40             $12,040.90
12/31/93                               $11,837.80             $13,520.08
12/31/94                               $11,269.00             $12,821.18
12/31/95                               $12,557.80             $15,059.14
12/31/96                               $12,776.80             $15,726.00
10/31/97                               $13,492.00             $16,825.76
Average Annual Total Return*               1 Year                 5 Year  Since Inception
Class B(b)                                  3.79%                  4.18%            4.53%
Lehman Brothers Municipal Bond Index        8.49%                  7.52%            8.01%

A $10,000 investment in the North Carolina Tax-Free Bond Fund, Class C, made on the inception date would have increased to $14,355. The graph on the right shows how this compares to our benchmark over the same period. Total return for the life of the Fund was 5.50%.

The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      LEHMAN BROTHERS
                                        CLASS C    MUNICIPAL BOND INDEX
12/31/90                               $10,000.00             $10,000.00
12/31/91                               $10,640.90             $11,065.47
12/31/92                               $11,232.60             $12,040.90
12/31/93                               $12,158.80             $13,520.08
12/31/94                               $11,689.20             $12,821.18
12/31/95                               $13,156.60             $15,059.14
12/31/96                               $13,522.40             $15,726.00
10/31/97                               $14,355.00             $16,825.76
Average Annual Total Return*               1 Year                 5 Year  Since Inception
Class C                                     7.59%                  5.30%            5.50%
Lehman Brothers Municipal Bond Index        8.49%                  7.52%            8.01%

 (a) Returns reflect maximum sales load of 2.75%. Without the sales load, the returns would have been 7.33%, 5.03%, and 5.23% for the one year, five year and since inception returns, respectively.
 (b) Returns reflect the appropriate contingent deferred sales charges (maximum deferred sales load is 3.00%). Without such charges, the returns would have been 6.79%, 4.35% and 4.53% for the one year, five year and since inception returns, respectively.
  * The inception date for performance purposes is January 31, 1991. The quoted performance of the Centura North Carolina Tax-Free Fund includes performance of certain collective trust funds ("Commingled Accounts") advised by Centura Bank prior to the establishment of the Fund on June 1, 1994. On that date, the assets of the Commingled Accounts were transferred to the Fund in connection with its commencement of operations. The Commingled Accounts were operated using substantially the same investment objective, policies and techniques of the Fund. During that time, the Commingled Accounts were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Accounts had been registered under the 1940 Act, the Commingled Accounts' performance may have been adversely affected. Because the Commingled Accounts did not charge any expenses, its performance had been adjusted to reflect the Fund's estimated expenses at the time of its inception, which were 1.04%, 1.79% and 0.79% of average daily net assets for Class A, Class B and Class C, respectively. The performance information for the period subsequent to the Fund's inception also assumes reinvestment of all net investment income and realized capital gains and takes into account actual expenses of the appropriate share class.

Past performance is no guarantee. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods. Without the waiver of fees, returns would have been lower.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER31, 1997 (UNAUDITED)

                                                 SECURITY                                         MARKET
SHARES                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             COMMON STOCKS -- (92.5%)
             AEROSPACE/DEFENSE -- (1.8%)
     70,000  Boeing Co. .....................................................................  $   3,351,250
                                                                                               -------------
             BANKING & FINANCIAL SERVICES -- (3.1%)
     44,000  Barnett Banks, Inc. ............................................................      3,036,000
     56,000  Mellon Bank Corp. ..............................................................      2,887,500
                                                                                               -------------
                                                                                                   5,923,500
                                                                                               -------------
             BEVERAGES -- (4.9%)
    100,000  PepsiCo, Inc. ..................................................................      3,681,250
     50,000  Seagram Co., Ltd ...............................................................      1,684,375
    150,000  Whitman Corp. ..................................................................      3,937,500
                                                                                               -------------
                                                                                                   9,303,125
                                                                                               -------------
             CHEMICALS -- (5.5%)
    180,000  Cabot Corp. ....................................................................      4,421,249
     40,000  Potash Corp. of Saskatchewan, Inc. .............................................      3,277,500
    125,000  Schulman, Inc. .................................................................      2,812,500
                                                                                               -------------
                                                                                                  10,511,249
                                                                                               -------------
             COMMERCIAL SERVICES -- (2.7%)
    240,000  Rollins, Inc. ..................................................................      5,130,000
                                                                                               -------------
             COMPUTER EQUIPMENT -- (1.1%)
     25,000  Cisco Systems, Inc. (b) ........................................................      2,050,781
                                                                                               -------------
             CONSUMER DURABLES -- (2.4%)
     90,000  Briggs & Stratton Corp. ........................................................      4,477,500
                                                                                               -------------
             CONSUMER NON-DURABLE -- (4.0%)
    189,000  Archer-Daniels-Midland Co. .....................................................      4,205,250
    150,000  IBP, Inc. ......................................................................      3,478,125
                                                                                               -------------
                                                                                                   7,683,375
                                                                                               -------------
             CONSUMER SERVICES -- (2.9%)
    120,000  Dow Jones & Co., Inc. ..........................................................      5,580,000
                                                                                               -------------
             CONSUMER STAPLES -- (2.3%)
    110,000  Millipore Corp. ................................................................      4,303,750
                                                                                               -------------
             ELECTRICAL & ELECTRONICS -- (1.7%)
     74,000  AMP, Inc. ......................................................................      3,330,000
                                                                                               -------------
             ELECTRICAL EQUIPMENT -- (2.1%)
     63,000  General Electric Co. ...........................................................      4,067,438
                                                                                               -------------
             ELECTRONICS -- (1.2%)
     30,000  Philips Electronics N.V. .......................................................      2,351,250
                                                                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

                                                 SECURITY                                         MARKET
SHARES                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             COMMON STOCKS -- (CONTINUED)
             ENERGY -- (4.5%)
     40,000  Amoco Corp. ....................................................................  $   3,667,500
    150,000  Tosco Corp. ....................................................................      4,950,000
                                                                                               -------------
                                                                                                   8,617,500
                                                                                               -------------
             ENTERTAINMENT -- (1.8%)
    150,000  Circus Circus Enterprises Inc. (b) .............................................      3,337,500
                                                                                               -------------
             FINANCIAL SERVICES -- (2.0%)
     50,000  American Express Co. ...........................................................      3,900,000
                                                                                               -------------
             FOOD -- (2.0%)
    102,000  Albertson's, Inc. ..............................................................      3,761,250
                                                                                               -------------
             HEALTH CARE -- (3.6%)
    140,000  Allegiance Corp. ...............................................................      3,885,000
    125,000  Trigon Healthcare, Inc. (b) ....................................................      3,054,688
                                                                                               -------------
                                                                                                   6,939,688
                                                                                               -------------
             HOUSEHOLD PRODUCTS -- (2.7%)
    200,000  Dial Corp. .....................................................................      3,375,000
     71,500  Rubbermaid, Inc. ...............................................................      1,720,469
                                                                                               -------------
                                                                                                   5,095,469
                                                                                               -------------
             INSURANCE -- (7.8%)
     20,000  General Re Corp. ...............................................................      3,943,750
     75,000  Jefferson-Pilot Corp. ..........................................................      5,798,437
    150,000  Provident Companies, Inc. ......................................................      5,006,250
                                                                                               -------------
                                                                                                  14,748,437
                                                                                               -------------
             LEISURE -- (1.8%)
    100,000  Brunswick Corp. ................................................................      3,375,000
                                                                                               -------------
             MACHINERY & EQUIPMENT -- (1.4%)
     65,000  A.O. Smith Corp. ...............................................................      2,693,438
                                                                                               -------------
             MEDICAL -- BIOTECHNOLOGY -- (1.4%)
     47,100  Genentech, Inc. (b) ............................................................      2,734,744
                                                                                               -------------
             OIL/GAS EXPLORATION -- (3.9%)
     60,000  Baker Hughes, Inc. .............................................................      2,756,250
    110,000  Dresser Industries, Inc. .......................................................      4,633,750
                                                                                               -------------
                                                                                                   7,390,000
                                                                                               -------------
             PHARMACEUTICALS -- (4.2%)
     40,000  Bristol Myers Squibb Co. .......................................................      3,510,000
     77,500  R.P. Scherer Corp. (b) .........................................................      4,562,813
                                                                                               -------------
                                                                                                   8,072,813
                                                                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

                                                 SECURITY                                         MARKET
SHARES                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             COMMON STOCKS -- (CONTINUED)
             RESTAURANTS -- (0.2%)
     10,000  Tricon Global Restaurants, Inc. (b) ............................................  $     303,125
                                                                                               -------------
             RETAIL -- (1.8%)
    100,000  Wal-Mart Stores, Inc. ..........................................................      3,512,500
                                                                                               -------------
             RETAIL -- DEPARTMENT STORE -- (1.3%)
     40,000  Dayton Hudson Corp. ............................................................      2,512,500
                                                                                               -------------
             STEEL/IRON -- (1.9%)
     70,000  Nucor Corp. ....................................................................      3,657,500
                                                                                               -------------
             TECHNOLOGY -- (5.7%)
     45,000  Computer Science Corp. (b) .....................................................      3,192,188
     40,000  International Business Machines Corp. ..........................................      3,922,499
     64,000  Varian Associates, Inc. ........................................................      3,744,000
                                                                                               -------------
                                                                                                  10,858,687
                                                                                               -------------
             TELECOMMUNICATIONS -- (6.2%)
    105,000  AT&T Corp. .....................................................................      5,138,437
    130,000  BCE, Inc. ......................................................................      3,631,875
     45,000  Motorola, Inc. .................................................................      2,778,750
                                                                                               -------------
                                                                                                  11,549,062
                                                                                               -------------
             TEXTILES -- (2.6%)
    130,000  Unifi, Inc. ....................................................................      4,996,875
                                                                                               -------------
             TOTAL COMMON STOCKS (COST $135,818,518) ........................................    176,119,306
                                                                                               -------------
             INVESTMENT COMPANIES -- (7.5%)
  7,142,041  Financial Square Prime Money Market Fund .......................................      7,142,041
  7,210,367  Temporary Investment Fund ......................................................      7,210,367
                                                                                               -------------
             TOTAL INVESTMENT COMPANIES (COST $14,352,408) ..................................     14,352,408
                                                                                               -------------
             TOTAL INVESTMENTS (COST $150,170,926) (a) -- 100.0% ............................    190,471,714
             LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0% ..................................        (55,875)
                                                                                               -------------
             TOTAL NET ASSETS -- 100.0% .....................................................  $ 190,415,839
                                                                                               -------------
                                                                                               -------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............................................    $41,651,428
Unrealized depreciation.............................................     (1,350,640)
                                                                      -------------
Net unrealized appreciation.........................................    $40,300,788
                                                                      -------------
                                                                      -------------

(b) Non-income producing securities.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)

                                                 SECURITY                                          MARKET
SHARES                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             COMMON STOCKS -- (87.4%)
             AEROSPACE/DEFENSE -- (1.5%)
     20,000  Boeing Co........................................................................  $    957,500
                                                                                                ------------
             BANKING & FINANCIAL SERVICES -- (7.5%)
     14,000  Barnett Banks, Inc...............................................................       966,000
     13,500  CCB Financial Corp...............................................................     1,228,500
     24,000  Mellon Bank Corp.................................................................     1,237,499
     16,000  Wachovia Corp....................................................................     1,205,000
                                                                                                ------------
                                                                                                   4,636,999
                                                                                                ------------
             CHEMICALS -- (6.5%)
     18,000  E.I. du Pont de Nemours & Co.....................................................     1,023,750
     20,000  Goodrich (B.F.) Co...............................................................       891,250
     30,000  Lubrizol Corp....................................................................     1,155,000
     12,000  Potash Corp. of Saskatchewan, Inc................................................       983,250
                                                                                                ------------
                                                                                                   4,053,250
                                                                                                ------------
             COMMERCIAL SERVICES -- (3.5%)
    100,000  Rollins, Inc.....................................................................     2,137,500
                                                                                                ------------
             CONSUMER DURABLES -- (1.6%)
     20,000  Briggs & Stratton Corp...........................................................       995,000
                                                                                                ------------
             CONSUMER SERVICES -- (3.0%)
     40,000  Dow Jones & Co., Inc.............................................................     1,860,000
                                                                                                ------------
             ELECTRIC UTILITY -- (1.6%)
     20,000  Duke Power Co., Inc..............................................................       965,000
                                                                                                ------------
             ELECTRICAL & ELECTRONICS -- (1.9%)
     26,000  AMP, Inc.........................................................................     1,170,000
                                                                                                ------------
             ELECTRICAL EQUIPMENT -- (2.1%)
     20,000  General Electric Co..............................................................     1,291,250
                                                                                                ------------
             ENERGY -- (5.0%)
     16,000  Amoco Corp.......................................................................     1,467,000
     31,000  Royal Dutch Petroleum Co.........................................................     1,631,375
                                                                                                ------------
                                                                                                   3,098,375
                                                                                                ------------
             FOOD -- (8.1%)
     60,000  Flowers Industries, Inc..........................................................     1,140,000
     70,000  J.M. Smucker Co..................................................................     1,767,500
     95,000  Lance, Inc.......................................................................     2,030,624
                                                                                                ------------
                                                                                                   4,938,124
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

                                                 SECURITY                                          MARKET
SHARES                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             COMMON STOCKS -- (CONTINUED)
             GAS UTILITY -- (1.7%)
     40,000  UGI Corp.........................................................................  $  1,075,000
                                                                                                ------------
             HOME FURNISHINGS -- (2.3%)
     50,000  Bassett Furniture Industries, Inc................................................     1,400,000
                                                                                                ------------
             HOUSEHOLD PRODUCTS -- (1.2%)
     30,000  Tupperware Corp..................................................................       751,875
                                                                                                ------------
             INSURANCE -- (2.6%)
     21,000  Jefferson-Pilot Corp.............................................................     1,623,563
                                                                                                ------------
             MEDIA -- (2.8%)
     30,500  Time Warner, Inc.................................................................     1,759,469
                                                                                                ------------
             METALS -- (2.1%)
     18,000  Aluminum Co. of America..........................................................     1,314,000
                                                                                                ------------
             NATURAL GAS UTILITY -- (0.7%)
     16,000  Piedmont Natural Gas Co., Inc....................................................       448,000
                                                                                                ------------
             OIL/GAS EXPLORATION -- (3.0%)
     21,000  Schlumberger Ltd.................................................................     1,837,500
                                                                                                ------------
             PHARMACEUTICALS -- (6.1%)
     20,000  Abbott Labratories...............................................................     1,226,250
     15,000  American Home Products Corp......................................................     1,111,875
     34,000  Glaxo Holdings, ADR..............................................................     1,455,625
                                                                                                ------------
                                                                                                   3,793,750
                                                                                                ------------
             REAL ESTATE INVESTMENT TRUST -- (2.5%)
     44,700  Highwoods Properties, Inc........................................................     1,542,150
                                                                                                ------------
             RETAIL -- (2.8%)
     30,000  J.C. Penney, Inc.................................................................     1,760,625
                                                                                                ------------
             RETAIL -- GROCERY -- (2.1%)
    100,000  Ingles Markets Inc., Class A.....................................................     1,312,500
                                                                                                ------------
             TECHNOLOGY -- (2.4%)
     15,000  International Business Machines Corp.............................................     1,470,938
                                                                                                ------------
             TELECOMMUNICATIONS -- (7.2%)
     35,000  AT&T Corp........................................................................     1,712,812
     45,000  BCE, Inc.........................................................................     1,257,188
     31,000  BellSouth Corp...................................................................     1,466,687
                                                                                                ------------
                                                                                                   4,436,687
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

                                                 SECURITY                                          MARKET
SHARES                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             COMMON STOCKS -- (CONTINUED)
             TOBACCO -- (2.2%)
     36,000  Universal Corp...................................................................  $  1,383,750
                                                                                                ------------
             UTILITIES -- (1.4%)
     20,000  GTE Corp.........................................................................       848,750
                                                                                                ------------
             UTILITIES -- ELECTRIC -- (2.0%)
     55,000  Southern Co......................................................................     1,261,563
                                                                                                ------------
             TOTAL COMMON STOCKS (COST $39,110,355)...........................................    54,123,118
                                                                                                ------------
             PREFERRED STOCKS -- (4.9%)
             COMPUTER SOFTWARE -- (2.6%)
     18,000  Microsoft Corp., Convertible.....................................................     1,588,500
                                                                                                ------------
             FOOD -- (2.3%)
     27,000  Chiquita Brands, Convertible.....................................................     1,424,250
                                                                                                ------------
             TOTAL PREFERRED STOCKS (COST $2,747,723).........................................     3,012,750
                                                                                                ------------
             INVESTMENT COMPANIES -- (7.8%)
  2,408,206  Financial Square Prime Money Market Fund.........................................     2,408,206
  2,426,663  Temporary Investment Fund........................................................     2,426,663
                                                                                                ------------
             TOTAL INVESTMENT COMPANIES (COST $4,834,869).....................................     4,834,869
                                                                                                ------------
             TOTAL INVESTMENTS (COST $46,692,947) (a) -- 100.1%...............................    61,970,737
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%..................................       (48,970)
                                                                                                ------------
             TOTAL NET ASSETS -- 100.0%.......................................................  $ 61,921,767
                                                                                                ------------
                                                                                                ------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.............................................  $  15,952,699
Unrealized depreciation.............................................       (674,909)
                                                                      -------------
Net unrealized appreciation.........................................  $  15,277,790
                                                                      -------------
                                                                      -------------

ADR -- American Depositary Receipts

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
SOUTHEAST EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             COMMON STOCKS -- (91.6%)
             AIRLINES -- (1.4%)
     14,000  Atlantic Southeast Airlines, Inc. ...............................................  $    390,250
                                                                                                ------------
             ALUMINUM -- (1.2%)
     18,500  Commonwealth Industries, Inc. ...................................................       326,063
                                                                                                ------------
             APPAREL -- (0.9%)
     20,000  Tropical Sportswear International (b) ...........................................       240,000
                                                                                                ------------
             BANKING & FINANCIAL SERVICES -- (9.4%)
      8,500  CCB Financial Corp. .............................................................       773,499
      8,000  Cenit Bancorp, Inc. .............................................................       520,000
     20,000  First Financial Holdings, Inc. ..................................................       772,500
     12,500  First Liberty Financial Corp. ...................................................       329,688
     10,000  LSB Bancshares, Inc. ............................................................       252,500
                                                                                                ------------
                                                                                                   2,648,187
                                                                                                ------------
             CHEMICALS -- (1.2%)
     30,000  JLM Industries, Inc. (b) ........................................................       341,250
                                                                                                ------------
             COMMERCIAL SERVICES -- (3.7%)
     35,500  Aviall Inc. (b) .................................................................       474,813
     26,000  Rollins, Inc. ...................................................................       555,749
                                                                                                ------------
                                                                                                   1,030,562
                                                                                                ------------
             COMPUTER SOFTWARE -- (2.6%)
     38,000  Broadway & Seymour, Inc. (b) ....................................................       370,500
     12,000  Datastream Systems, Inc. (b) ....................................................       366,000
                                                                                                ------------
                                                                                                     736,500
                                                                                                ------------
             DISTRIBUTION/WHOLESALE -- (0.6%)
     10,000  Southern Electronic Corp. (b) ...................................................       165,000
                                                                                                ------------
             ELECTRIC UTILITY -- (1.4%)
     15,000  Scana Corp. .....................................................................       378,750
                                                                                                ------------
             ELECTRICAL & ELECTRONICS -- (1.7%)
     17,000  AVX Corp. .......................................................................       480,250
                                                                                                ------------
             ELECTRICAL EQUIPMENT -- (1.7%)
     15,000  General Cable ...................................................................       485,625
                                                                                                ------------
             ELECTRONIC COMPONENTS & CONTRACT MANUFACTURING -- (2.1%)
     24,000  Benchmark Electronics, Inc. (b) .................................................       598,500
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
SOUTHEAST EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             COMMON STOCKS -- (CONTINUED)
             FINANCIAL SERVICES -- (0.9%)
        750  Choicepoint, Inc. (b) ...........................................................  $     27,938
      7,500  Equifax, Inc. ...................................................................       232,968
                                                                                                ------------
                                                                                                     260,906
                                                                                                ------------
             FOOD -- (3.7%)
     25,000  Goodmark Foods, Inc. ............................................................       412,500
     29,000  Lance, Inc. .....................................................................       619,874
                                                                                                ------------
                                                                                                   1,032,374
                                                                                                ------------
             FOREST PRODUCTS -- (1.8%)
     18,000  Deltic Timber Corp. .............................................................       507,375
                                                                                                ------------
             HEALTH CARE -- (3.2%)
     20,000  Coventry Corp. (b) ..............................................................       278,750
     25,000  Trigon Healthcare, Inc. (b) .....................................................       610,938
                                                                                                ------------
                                                                                                     889,688
                                                                                                ------------
             HOME FURNISHINGS -- (0.6%)
      5,600  Bassett Furniture Industries, Inc. ..............................................       156,800
                                                                                                ------------
             HOSPITAL MANAGEMENT -- (1.4%)
     25,000  Medcath, Inc. (b) ...............................................................       393,750
                                                                                                ------------
             INSURANCE -- (7.4%)
      9,700  American Heritage Life Insurance ................................................       343,138
     25,000  FPIC Insurance Group, Inc. (b) ..................................................       743,749
     18,000  Highlands Insurance Group (b) ...................................................       414,000
     17,400  Provident Cos., Inc. ............................................................       580,725
                                                                                                ------------
                                                                                                   2,081,612
                                                                                                ------------
             MACHINERY & EQUIPMENT -- (1.0%)
     10,000  Roper Industries, Inc. ..........................................................       266,875
                                                                                                ------------
             MACHINERY (DIVERSE) -- (1.7%)
     16,000  Kaydon Corp. ....................................................................       486,000
                                                                                                ------------
             MEDIA -- (2.0%)
     18,000  Cox Communications (b) ..........................................................       553,500
                                                                                                ------------
             MEDICAL - BIOTECHNOLOGY -- (1.6%)
     25,000  Pharmaceutical Product Development, Inc. (b) ....................................       443,750
                                                                                                ------------
             MEDICAL EQUIPMENT & SUPPLIES -- (1.0%)
     13,000  Maxxim Medical, Inc. (b) ........................................................       290,875
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
SOUTHEAST EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             COMMON STOCKS -- (CONTINUED)
             MEDICAL SUPPLIES & DISTRIBUTION -- (1.8%)
     36,200  Owens & Minor Inc. Holding Co. ..................................................  $    506,800
                                                                                                ------------
             NATURAL GAS UTILITY -- (1.0%)
     10,000  Piedmont Natural Gas Co., Inc. ..................................................       280,000
                                                                                                ------------
             OIL DRILLING -- (2.5%)
     10,000  Marine Drilling Companies, Inc. (b) .............................................       296,250
     12,000  Pride International, Inc. (b) ...................................................       396,000
                                                                                                ------------
                                                                                                     692,250
                                                                                                ------------
             OIL/GAS EXPLORATION -- (0.9%)
      8,000  Forcenergy, Inc. (b) ............................................................       261,000
                                                                                                ------------
             OIL/GAS SERVICES -- (5.6%)
     30,400  American Oilfield Divers, Inc. (b) ..............................................       516,800
     41,500  Dailey Petroleum Services (b) ...................................................       529,124
     26,000  Global Industries Ltd. (b) ......................................................       523,250
                                                                                                ------------
                                                                                                   1,569,174
                                                                                                ------------
             PACKAGING -- (1.1%)
     10,000  Sonoco Products Co. .............................................................       321,875
                                                                                                ------------
             PAPER/PULP -- (1.3%)
      9,000  Buckeye Cellulose Corp. (b) .....................................................       373,500
                                                                                                ------------
             POLLUTION CONTROL -- (1.4%)
     76,100  Trion Inc. ......................................................................       380,500
                                                                                                ------------
             PUBLISHING & PRINTING -- (3.2%)
     30,000  Cadmus Communications Corp. .....................................................       630,000
     23,100  Nelson (Thomas), Inc. ...........................................................       268,538
                                                                                                ------------
                                                                                                     898,538
                                                                                                ------------
             REAL ESTATE INVESTMENT TRUST -- (2.8%)
     20,000  Capstone Capital Corp. ..........................................................       472,500
      5,000  Prison Realty Trust .............................................................       172,500
     10,000  Winston Hotels, Inc. ............................................................       136,250
                                                                                                ------------
                                                                                                     781,250
                                                                                                ------------
             RESTAURANTS -- (0.8%)
     25,000  Rare Hospitality International, Inc. (b) ........................................       234,375
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
SOUTHEAST EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             COMMON STOCKS -- (CONTINUED)
             RETAIL -- (3.4%)
     40,000  Cato Corp. ......................................................................  $    342,500
     15,000  Heilig Meyers Co. ...............................................................       200,625
     10,000  Lowes Co. .......................................................................       416,250
                                                                                                ------------
                                                                                                     959,375
                                                                                                ------------
             RETAIL -- GROCERY -- (1.4%)
     30,000  Ingles Markets Inc., Class A ....................................................       393,750
                                                                                                ------------
             STEEL/IRON -- (1.1%)
      6,000  Nucor Corp. .....................................................................       313,500
                                                                                                ------------
             TELECOMMUNICATIONS -- (1.2%)
     25,000  Vanguard Cellular System - Class A (b) ..........................................       345,313
                                                                                                ------------
             TEXTILES -- (2.2%)
      9,300  Guilford Mills, Inc. ............................................................       222,038
     10,000  Unifi, Inc. .....................................................................       384,375
                                                                                                ------------
                                                                                                     606,413
                                                                                                ------------
             TOBACCO -- (3.5%)
     35,000  Standard Commercial Corp. (b) ...................................................       584,063
     10,000  Universal Corp. .................................................................       384,375
                                                                                                ------------
                                                                                                     968,438
                                                                                                ------------
             WIRE & CABLE PRODUCTS -- (2.2%)
     81,500  Insteel Industries, Inc. ........................................................       621,438
                                                                                                ------------
             TOTAL COMMON STOCKS (COST $20,905,728) ..........................................    25,691,931
                                                                                                ------------
             U.S. TREASURY BILLS -- (3.6%)
 $1,000,000  11/6/97 .........................................................................       999,354
                                                                                                ------------
             TOTAL U.S. TREASURY BILLS (COST $999,354) .......................................       999,354
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
SOUTHEAST EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             INVESTMENT COMPANIES -- (6.8%)
    961,442  Financial Square Prime Money Market Fund ........................................  $    961,442
    939,018  Temporary Investment Fund .......................................................       939,018
                                                                                                ------------
                                                                                                   1,900,460
                                                                                                ------------
             TOTAL INVESTMENT COMPANIES (COST $1,900,460) ....................................     1,900,460
                                                                                                ------------
             TOTAL INVESTMENTS (COST $23,805,542) (a) -- 102.0% ..............................    28,591,745
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0)% .................................      (562,667)
                                                                                                ------------
             TOTAL NET ASSETS -- 100.0%                                                          $28,029,078
                                                                                                ------------
                                                                                                ------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............................................     $5,382,193
Unrealized depreciation..............................................       (595,990)
                                                                       -------------
Net unrealized appreciation..........................................     $4,786,203
                                                                       -------------
                                                                       -------------

(b) Non-income producing securities.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.3%
             FEDERAL FARM CREDIT BANK -- 1.5%
$ 2,000,000  5.84%, 11/21/03 ................................................................  $   1,984,860
                                                                                               -------------
             FEDERAL HOME LOAN BANK -- 1.6%
  2,000,000  7.89%, 12/23/97 ................................................................      2,006,290
                                                                                               -------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 7.7%
  4,950,000  6.50%, 9/1/04, Pool #N97771 ....................................................      4,965,444
  5,000,000  6.50%, TBA .....................................................................      5,015,600
                                                                                               -------------
                                                                                                   9,981,044
                                                                                               -------------
             FEDERAL NATIONAL MORTGAGE ASSOC. -- 14.5%
  3,338,269  6.00%, 11/1/97, Pool #50948 ....................................................      3,324,849
  2,068,175  6.00%, 1/1/04, Pool #50968 .....................................................      2,058,351
  4,994,599  6.50%, 7/1/04, Pool # 250995 ...................................................      5,005,487
  3,000,000  7.40%, 7/1/04 ..................................................................      3,222,360
  5,000,000  6.50%, 10/1/04, Pool #251243 ...................................................      5,010,901
                                                                                               -------------
                                                                                                  18,621,948
                                                                                               -------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $32,394,567) ....................     32,594,142
                                                                                               -------------
             U.S. GOVERNMENT OBLIGATIONS -- 74.9%
             U.S. TREASURY NOTES -- 74.9%
  7,000,000  7.13%, 10/15/98 ................................................................      7,102,270
  5,000,000  5.13%, 12/31/98 ................................................................      4,974,850
  5,000,000  6.38%, 1/15/99 .................................................................      5,045,550
  5,000,000  7.00%, 4/15/99 .................................................................      5,095,250
  5,000,000  8.00%, 8/15/99 .................................................................      5,196,850
  5,000,000  7.75%, 11/30/99 ................................................................      5,200,500
  5,000,000  8.50%, 2/15/00 .................................................................      5,295,000
  5,000,000  7.13%, 2/29/00 .................................................................      5,153,400
  2,000,000  6.38%, 3/31/01 .................................................................      2,038,060
  5,000,000  6.25%, 8/31/02 .................................................................      5,095,150
  5,000,000  5.88%, 9/30/02 .................................................................      5,021,850
  5,000,000  5.75%, 8/15/03 .................................................................      4,980,050
  5,000,000  7.88%, 11/15/04 ................................................................      5,570,650
  5,000,000  6.50%, 5/15/05 .................................................................      5,183,200
  5,000,000  6.50%, 8/15/05 .................................................................      5,184,450
  5,000,000  6.50%, 10/15/06 ................................................................      5,195,450
  5,000,000  6.25%, 2/15/07 .................................................................      5,119,500
 10,000,000  6.13%, 8/15/07 .................................................................     10,223,900
                                                                                               -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $94,720,364) ...........................     96,675,930
                                                                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                         MARKET
AMOUNT                                         DESCRIPTION                                         VALUE
-----------  --------------------------------------------------------------------------------  -------------
             INVESTMENT COMPANIES -- 3.0%
  1,593,574  Financial Square Treasury Short Term Money Market Fund .........................  $   1,593,574
  2,289,557  PNC Treasury Trust Fund ........................................................      2,289,557
                                                                                               -------------
             TOTAL INVESTMENT COMPANIES (COST $3,883,131) ...................................      3,883,131
                                                                                               -------------
             TOTAL INVESTMENTS (COST $130,998,062) (a) -- 103.2% ............................    133,153,203
             LIABILITIES IN EXCESS OF OTHER ASSETS -- 3.2% ..................................     (4,083,927)
                                                                                               -------------
             TOTAL NET ASSETS -- 100.0% .....................................................  $ 129,069,276
                                                                                               -------------
                                                                                               -------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............................................  $   2,155,141
Unrealized depreciation..............................................             --
                                                                       -------------
Net unrealized appreciation..........................................  $   2,155,141
                                                                       -------------
                                                                       -------------

TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             NORTH CAROLINA MUNICIPAL OBLIGATIONS -- 97.9%
$ 1,000,000  Buncombe County UTGO, Refunding, 5.00%, 3/1/01 ..................................  $  1,029,290
    935,000  Cabarrus County GO, 5.30%, 2/1/08, Callable 2/1/07 @ 100.5 ......................       983,255
    900,000  Cabarrus County GO, 5.30%, 2/1/10, Callable 2/1/07 @ 101.5 ......................       934,479
  1,000,000  Carteret County GO, 5.40%, 5/1/09, Callable 5/1/06 @ 101.5 ......................     1,053,940
    500,000  Carteret County, (MBIA), 5.40%, 5/1/07, Callable 5/1/06 @ 100.5 .................       531,025
  1,000,000  Centennial North Carolina Tax Revenue Authority RB, 4.65%, 9/1/06 ...............     1,004,110
  1,000,000  Charlotte Mecklenberg Hospital Authority Health Care System, Revenue, Refunding,
               6.00%, 1/1/04, Callable 1/1/02 @ 102 ..........................................     1,077,120
  1,500,000  Charlotte UTGO, Refunding, 5.10%, 6/1/09, Callable 6/1/05 @ 102 .................     1,557,135
    500,000  Chatham County, 5.40%, 4/1/12, Callable 4/1/06 @ 102 ............................       519,100
  1,400,000  Cleveland County UTGO, (FGIC), Refunding, 5.10%, 6/1/07, Callable 6/1/03 @ 102 ..     1,458,114
  1,630,000  Concord North Carolina Utilities Systems RB, 6.00%, 12/1/10, Callable 12/1/02 @
               102 ...........................................................................     1,747,424
  1,000,000  Craven County GO, 5.40%, 6/1/02 .................................................     1,049,950
  1,535,000  Cumberland County Civic Center Project, Series A, CP, (AMBAC), 6.20%, 12/1/07 ...     1,699,291
    880,000  Durham County GO, 5.75%, 2/1/07, Callable 2/1/02 @ 102 ..........................       941,574
    300,000  Educational Facilities Finance Agency, Duke University Project, Series B, 4.70%,
               10/1/08, Callable 10/1/06 @ 102 ...............................................       300,600
  1,280,000  Fayetteville Public Works, Series A, Revenue, (AMBAC), 5.25%, 3/1/08, Callable
               3/1/05 @ 102 ..................................................................     1,336,550
  1,000,000  Gaston County CP, 4.75%, 12/1/05 ................................................     1,014,720
    850,000  Gaston County UTGO, (MBIA), 5.70%, 3/1/04 .......................................       910,928
  1,000,000  Gaston County UTGO, (MBIA), 5.70%, 3/1/05, Callable 3/1/04 @ 100.5 ..............     1,071,480
  1,000,000  Greensboro Public Improvement, Series B, UTGO, 5.40%, 4/1/04 ....................     1,059,920
  1,000,000  Iredell County RB, 5.10%, 10/1/11, Callable 10/1/07 @ 101 .......................     1,007,520
  1,000,000  Lee County GO, 5.00% 4/1/06 .....................................................     1,033,960
  1,000,000  Mecklenburg County UTGO, 4.80%, 3/1/06 ..........................................     1,024,790
  1,500,000  North Carolina Municipal Power Agency #1, Catawba Electric Revenue, (MBIA),
               Refunding, 5.25%, 1/1/09 ......................................................     1,564,320
  1,000,000  North Carolina State, 5.10%, 3/1/08, Series A ...................................     1,043,900
  1,000,000  Onslow County UTGO, 5.60%, 3/1/05 ...............................................     1,071,860
  1,050,000  Orange County UTGO, Refunding, 5.10%, 6/1/03 ....................................     1,092,851
    625,000  Pitt County CP, 5.35%, 4/1/07 ...................................................       656,569
  1,000,000  Pitt County GO, 5.38%, 12/1/10, Callable 12/1/05 @ 102 ..........................     1,030,570
  1,250,000  Raleigh UTGO, Refunding, 6.40% 3/1/02, Callable 3/1/01 @ 100.5 ..................     1,344,300
  1,000,000  Union City GO, 4.80%, 5/1/05 ....................................................     1,021,470
    870,000  University of North Carolina, Revenue, 5.30%, 5/15/12, Callable 5/15/07 @ 102 ...       887,296
  1,460,000  University of North Carolina, Utility System RB, Refunding, 5.00%, 8/1/09,
               Callable 8/1/02 @ 102 .........................................................     1,480,761
  1,275,000  Wilkes County UTGO, Refunding, 5.20%, 6/1/05, Callable 6/1/03 @ 101 .............     1,328,525
  1,000,000  Winston-Salem CP, 5.30%, 6/1/09 .................................................     1,040,230
  1,000,000  Winston-Salem Water & Sewer System RB, 6.30%, 6/1/06, Callable 6/1/02 @ 102 .....     1,101,230
                                                                                                ------------
             TOTAL NORTH CAROLINA MUNICIPAL OBLIGATIONS (COST $37,642,863) ...................    39,010,157
                                                                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

SHARES OR
PRINCIPAL                                        SECURITY                                          MARKET
AMOUNT                                          DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------  ------------
             INVESTMENT COMPANIES -- 0.5%
     93,496  Institutional Liquid Assets Tax-Free Money Market Fund ..........................  $     93,496
     93,496  PNC Investment Money Market Fund ................................................        93,496
                                                                                                ------------
             TOTAL INVESTMENT COMPANIES (COST $186,992) ......................................       186,992
                                                                                                ------------
             TOTAL INVESTMENTS (COST $37,829,855) (a) -- 98.4% ...............................    39,197,149
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.6% ...................................       622,218
                                                                                                ------------
             TOTAL NET ASSETS -- 100.0% ......................................................  $ 39,819,367
                                                                                                ------------
                                                                                                ------------

-------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............................................  $   1,372,734
Unrealized depreciation..............................................         (5,440)
                                                                       -------------
Net unrealized appreciation..........................................  $   1,367,294
                                                                       -------------
                                                                       -------------

AMBAC -- AMBAC Indemnity Corporation

CP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Corporation

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RB -- Revenue Bond

UTGO -- Unlimited Tax General Obligation

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1997 (UNAUDITED)

                                                                                           FEDERAL      NORTH
                                                      EQUITY       EQUITY    SOUTHEAST   SECURITIES    CAROLINA
                                                      GROWTH       INCOME      EQUITY      INCOME      TAX-FREE
                                                       FUND         FUND        FUND        FUND      BOND FUND
                                                    -----------  ----------  ----------  -----------  ----------
ASSETS:
Investments, at value (Cost $150,170,926;
  $46,692,947; $23,805,542; $130,998,062;
  $37,829,855)....................................  $190,471,714 $61,970,737 $28,591,745 $133,153,203 $39,197,149
Interest and dividends receivable.................      251,474     149,240      37,376    1,705,790     625,538
Receivable for capital shares issued..............       36,860       1,736      30,258           --          --
Receivable for investments sold...................           --          --          --           --   1,227,959
Unamortized organization costs....................       11,664          --      14,961       16,562       5,117
Prepaid expenses..................................        3,987       1,155       5,936        3,425       1,092
                                                    -----------  ----------  ----------  -----------  ----------
    Total Assets..................................  190,775,699  62,122,868  28,680,276  134,878,980  41,056,855
                                                    -----------  ----------  ----------  -----------  ----------
LIABILITIES:
Dividends payable.................................       12,456     111,953      17,394      602,685     149,566
Payable for investments purchased.................           --          --     598,750    5,012,500   1,025,370
Payable for capital shares issued.................        3,783       1,924         877        1,250         100
Accrued expenses and other payables:
  Investment advisory fees........................      116,525      19,277      16,700       32,322       3,377
  Administration fees.............................        2,338         379         342        1,562         141
  Distribution fees -- Class A....................        2,398         177         304          106         986
  Distribution fees -- Class B....................       11,492       1,042       1,924           93         249
  Trustee fees....................................       15,566       2,308         190        6,727         906
  Custodian fees..................................       16,483       6,771       4,374       10,725       3,144
  Fund accounting fees............................       11,260       2,445         813        3,597       1,031
  Transfer agent fees.............................       31,770       7,500         540        3,239       1,160
  Legal and audit fees............................       17,166      10,750       7,736       13,856       8,192
  Printing fees...................................       64,925      17,853       1,254       30,097       4,352
  Other...........................................       73,174      18,722          --       90,945      38,914
                                                    -----------  ----------  ----------  -----------  ----------
    Total Liabilities.............................      379,336     201,101     651,198    5,809,704   1,237,488
                                                    -----------  ----------  ----------  -----------  ----------
NET ASSETS:
Shares of beneficial interest outstanding (par
  value $.001 per share) 150,000,000 shares
  authorized......................................       10,480       4,915       2,066       12,692       3,865
Additional paid-in-capital........................  107,038,057  40,705,007  21,420,326  127,090,570  38,522,116
Accumulated undistributed (distributions in excess
  of) net investment income.......................       (3,792)       (480)       (657)          --       3,300
Accumulated undistributed net realized gains
  (losses) from investment transactions...........   43,070,306   5,934,535   1,821,140     (229,752)    (77,208)
Net unrealized appreciation (depreciation) from
  investments.....................................   40,300,788  15,277,790   4,786,203    2,195,766   1,367,294
                                                    -----------  ----------  ----------  -----------  ----------
    Net Assets....................................  $190,415,839 $61,921,767 $28,029,078 $129,069,276 $39,819,367
                                                    -----------  ----------  ----------  -----------  ----------
                                                    -----------  ----------  ----------  -----------  ----------
Class A:
  Net Assets......................................  $11,013,480  $  861,704  $1,504,075  $   516,002  $4,664,486
  Shares Outstanding..............................      606,087      68,315     110,770       50,757     452,813
  Net Asset Value Per Share.......................       $18.17      $12.61      $13.58       $10.17      $10.30
                                                    -----------  ----------  ----------  -----------  ----------
                                                    -----------  ----------  ----------  -----------  ----------

  Maximum Sales Charge............................         4.50%       4.50%       4.50%        2.75%       2.75%
                                                    -----------  ----------  ----------  -----------  ----------
                                                    -----------  ----------  ----------  -----------  ----------
  Maximum Offering Price Per Share (100%/(100% --
    Maximum Sales Charge) of net asset value
    adjusted to the nearest cent) per share.......       $19.03      $13.20      $14.22       $10.46      $10.59
                                                    -----------  ----------  ----------  -----------  ----------
                                                    -----------  ----------  ----------  -----------  ----------
Class B:
  Net Assets......................................  $13,348,460  $1,261,749  $2,364,830  $   133,333  $  387,179
  Shares Outstanding..............................      742,354     100,371     174,636       13,121      37,590
  Net Asset Value Per Share*......................       $17.98      $12.57      $13.54       $10.16      $10.30
                                                    -----------  ----------  ----------  -----------  ----------
                                                    -----------  ----------  ----------  -----------  ----------
Class C:
  Net Assets......................................  $166,053,899 $59,798,314 $24,160,173 $128,419,941 $34,767,702
  Shares Outstanding..............................    9,131,123   4,746,763   1,780,681   12,627,674   3,375,089
  Net Asset Value Per Share.......................       $18.19      $12.60      $13.57       $10.17      $10.30
                                                    -----------  ----------  ----------  -----------  ----------
                                                    -----------  ----------  ----------  -----------  ----------

*   Redemption price varies by length of time held

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

                                                                                   FEDERAL        NORTH
                                         EQUITY         EQUITY      SOUTHEAST     SECURITIES     CAROLINA
                                         GROWTH         INCOME        EQUITY        INCOME       TAX-FREE
                                          FUND           FUND          FUND          FUND       BOND FUND
                                      -------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME:
  Interest income ..................  $      14,991  $         --  $      7,195   $3,867,688   $    977,907
  Dividend income ..................      1,537,620       970,167       202,781      156,238         11,490
                                      -------------  ------------  ------------  ------------  ------------
    Total income ...................      1,552,611       970,167       209,976    4,023,926        989,397
                                      -------------  ------------  ------------  ------------  ------------
EXPENSES:
  Investment advisory fees .........        669,162       211,536        79,594      188,191         72,313
  Administration fees ..............        143,392        45,329        17,056       94,096         29,535
  Distribution fees -- Class A .....         25,733         1,506         1,846        1,199         10,192
  Distribution fees -- Class B .....         60,444         4,141         5,700          888          1,979
  Custodian fees ...................         30,074        10,478         8,067       16,192          7,158
  Accounting fees ..................         29,067        20,153        16,928       23,403         18,551
  Legal fees .......................         18,162         5,094           816       10,304          2,312
  Audit fees .......................         17,298        12,010         8,172       15,456          9,902
  Trustees' fees and expenses ......         21,912         7,304         1,161       17,112          3,818
  Transfer agent fees ..............         61,445        13,146         6,288       14,904         14,651
  Registration and filing fees .....         26,004        13,798         7,536       16,928         10,352
  Printing costs ...................         31,898        11,030         1,668       23,000          6,313
  Amortization of organization
    costs ..........................          3,698            --           720        3,755          1,656
  Other expenses ...................          6,277         5,634           532       18,769          2,276
                                      -------------  ------------  ------------  ------------  ------------
    Total expenses before voluntary
      fee reductions ...............      1,144,566       361,159       156,084      444,197        191,008
    Less: Expenses voluntarily
      reduced ......................        (12,867)     (126,768)      (31,472)        (822)       (75,884)
                                      -------------  ------------  ------------  ------------  ------------
  Total Net Expenses ...............      1,131,699       234,391       124,612      443,375        115,124
                                      -------------  ------------  ------------  ------------  ------------
Net Investment Income ..............        420,912       735,776        85,364    3,580,551        874,273
                                      -------------  ------------  ------------  ------------  ------------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
  Net realized gains (losses) from
    investment transactions ........     16,538,306     2,069,986     1,821,140      191,531         47,329
  Net change in unrealized
    appreciation/depreciation from
    investments ....................     14,256,950     6,311,449     4,007,490    2,604,744      1,158,819
                                      -------------  ------------  ------------  ------------  ------------
  Net realized/unrealized gains
    (losses) from investments ......     30,795,256     8,381,435     5,828,630    2,796,275      1,206,148
                                      -------------  ------------  ------------  ------------  ------------
Increase in Net Assets Resulting
  from Operations ..................  $  31,216,168  $  9,117,211  $  5,913,994   $6,376,826   $  2,080,421
                                      -------------  ------------  ------------  ------------  ------------
                                      -------------  ------------  ------------  ------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                        EQUITY                                EQUITY                       SOUTHEAST
                                      GROWTH FUND                          INCOME FUND                    EQUITY FUND
                           ---------------------------------   ------------------------------------   -------------------
                             FOR THE SIX       FOR THE YEAR      FOR THE SIX       FOR THE PERIOD       For the Period
                             MONTHS ENDED         ENDED          MONTHS ENDED           ENDED                Ended
                           OCTOBER 31, 1997   APRIL 30, 1997   OCTOBER 31, 1997   APRIL 30, 1997(a)   October 31, 1997(b)
                           ----------------   --------------   ----------------   -----------------   -------------------
                             (UNAUDITED)                         (UNAUDITED)                              (UNAUDITED)
OPERATIONS:
  Net investment
    income...............    $    420,912      $     983,129     $   735,776         $   757,965          $    85,364
  Net realized gains from
    investment
    transactions.........      16,538,306         30,002,586       2,069,986           3,967,356            1,821,140
  Net change in
    unrealized
appreciation/depreciation
    from investments.....      14,256,950        (11,207,750)      6,311,449             638,500            4,007,490
                           ----------------   --------------   ----------------   -----------------   -------------------
Change in net assets
  resulting from
  operations.............      31,216,168         19,777,965       9,117,211           5,363,821            5,913,994
                           ----------------   --------------   ----------------   -----------------   -------------------
DISTRIBUTIONS FROM NET
  INVESTMENT INCOME:
    Class A..............         (13,931)           (28,839)         (6,788)             (2,507)              (2,116)
    Class B..............            (941)            (3,989)         (6,435)             (1,604)              (1,083)
    Class C..............        (409,832)          (950,301)       (723,033)           (753,854)             (82,822)
                           ----------------   --------------   ----------------   -----------------   -------------------
  Total distributions
    from net investment
    income...............        (424,704)          (983,129)       (736,256)           (757,965)             (86,021)
                           ----------------   --------------   ----------------   -----------------   -------------------
DISTRIBUTIONS FROM
  CAPITAL GAINS:
    Class A..............              --           (283,432)             --                (221)                  --
    Class B..............              --           (322,055)             --                (127)                  --
    Class C..............              --         (5,790,963)             --            (102,459)                  --
                           ----------------   --------------   ----------------   -----------------   -------------------
  Total distributions
    from capital gains...              --         (6,396,450)             --            (102,807)                  --
                           ----------------   --------------   ----------------   -----------------   -------------------
Total Distributions......        (424,704)        (7,379,579)       (736,256)           (860,772)             (86,021)
                           ----------------   --------------   ----------------   -----------------   -------------------
CAPITAL SHARE
  TRANSACTIONS:
  Total proceeds from
    sales of shares:.....      17,214,655         44,819,658       6,610,282          57,125,785           23,874,497
  Total proceeds of
    shares issued in
    reinvestment of
    dividends:...........         316,056          5,223,588         371,407             342,774               32,310
  Total cost of shares
    redeemed:............     (23,381,630)       (42,614,739)     (6,691,574)         (8,720,911)          (1,705,702)
                           ----------------   --------------   ----------------   -----------------   -------------------
Change in net assets from
  share transactions.....      (5,850,919)         7,428,507         290,115          48,747,648           22,201,105
                           ----------------   --------------   ----------------   -----------------   -------------------
Change in net assets.....      24,940,545         19,826,893       8,671,070          53,250,697           28,029,078
NET ASSETS:
  Beginning of period....     165,475,294        145,648,401      53,250,697                  --                   --
                           ----------------   --------------   ----------------   -----------------   -------------------
  End of period..........    $190,415,839      $ 165,475,294     $61,921,767         $53,250,697          $28,029,078
                           ----------------   --------------   ----------------   -----------------   -------------------
                           ----------------   --------------   ----------------   -----------------   -------------------
SHARE TRANSACTIONS:
  Issued.................         965,431          3,129,448         536,824           5,662,614            2,197,615
  Reinvested.............          18,168            346,962          31,361              31,912                2,600
  Redeemed...............      (1,301,283)        (2,859,406)       (540,501)           (806,761)            (134,128)
                           ----------------   --------------   ----------------   -----------------   -------------------
Change in shares.........        (317,684)           617,004          27,684           4,887,765            2,066,087
                           ----------------   --------------   ----------------   -----------------   -------------------
                           ----------------   --------------   ----------------   -----------------   -------------------

-------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

(b) For the period from May 1, 1997 (commencement of operations) to October 31, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                          FEDERAL SECURITIES              NORTH CAROLINA
                                              INCOME FUND               TAX-FREE BOND FUND
                                      ---------------------------  -----------------------------
                                                        FOR THE                        FOR THE
                                       FOR THE SIX       YEAR                           YEAR
                                       MONTHS ENDED      ENDED       FOR THE SIX        ENDED
                                       OCTOBER 31,     APRIL 30,     MONTHS ENDED     APRIL 30,
                                           1997          1997      OCTOBER 31, 1997     1997
                                      --------------  -----------  ----------------  -----------
                                       (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
  Net investment income.............   $  3,580,551   $ 7,011,483    $    874,273     $1,820,433
  Net realized gains from investment
    transactions....................        191,531      (421,283)         47,329      (121,237)
  Net Change in unrealized
    appreciation/depreciation from
    investments.....................      2,604,744      (348,816)      1,158,819       294,839
                                      --------------  -----------  ----------------  -----------
Change in net assets resulting from
  operations........................      6,376,826     6,241,384       2,080,421     1,994,035
                                      --------------  -----------  ----------------  -----------
DISTRIBUTIONS FROM NET INVESTMENT
  INCOME:
    Class A.........................        (13,093)      (30,280)        (86,149)     (165,050)
    Class B.........................         (4,396)       (9,729)         (7,361)      (15,612)
    Class C.........................     (3,563,062)   (6,971,474)       (780,763)   (1,636,471)
                                      --------------  -----------  ----------------  -----------
  Total distributions from net
    investment income...............     (3,580,551)   (7,011,483)       (874,273)   (1,817,133)
                                      --------------  -----------  ----------------  -----------
DISTRIBUTIONS FROM CAPITAL GAINS:
    Class A.........................             --          (171)             --       (35,190)
    Class B.........................             --           (65)             --        (3,918)
    Class C.........................             --       (38,775)             --      (325,775)
                                      --------------  -----------  ----------------  -----------
  Total distributions from capital
    gains...........................             --       (39,011)             --      (364,883)
                                      --------------  -----------  ----------------  -----------
Total Distributions.................     (3,580,551)   (7,050,494)       (874,273)   (2,182,016)
                                      --------------  -----------  ----------------  -----------
CAPITAL SHARE TRANSACTIONS:
  Total proceeds from sales of
    shares:.........................     15,127,812    31,072,500       4,223,284     5,467,800
  Total proceeds of shares issued in
    reinvestment of dividends: .....      2,163,599     4,090,678         104,007       261,076
  Total cost of shares redeemed:....    (11,127,210)  (24,722,945)     (2,125,123)   (10,459,064)
                                      --------------  -----------  ----------------  -----------
Change in net assets from share
  transactions......................      6,164,201    10,440,233       2,202,168    (4,730,188)
                                      --------------  -----------  ----------------  -----------
Change in net assets................      8,960,476     9,631,123       3,408,316    (4,918,169)
NET ASSETS:
  Beginning of period...............    120,108,800   110,477,677      36,411,051    41,329,220
                                      --------------  -----------  ----------------  -----------
  End of period.....................   $129,069,276   $120,108,800   $ 39,819,367    3$6,411,051
                                      --------------  -----------  ----------------  -----------
                                      --------------  -----------  ----------------  -----------
SHARE TRANSACTIONS:
  Issued............................      1,503,950     3,105,195         416,832       545,043
  Reinvested........................        215,792       408,648          10,216        25,967
  Redeemed..........................     (1,106,461)   (2,475,427)       (208,379)   (1,042,355)
                                      --------------  -----------  ----------------  -----------
Change in shares....................        613,281     1,038,416         218,669      (471,345)
                                      --------------  -----------  ----------------  -----------
                                      --------------  -----------  ----------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997 (UNAUDITED)

    1. DESCRIPTION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of five separate investment portfolios:
Centura Equity Growth Fund, Centura Equity Income Fund, Centura Southeast Equity Fund, Centura Federal Securities Fund and Centura North Carolina Tax-Free Bond Fund (collectively, the "Funds").

    The Equity Growth Fund seeks to achieve its investment objective of long-term capital appreciation by investing in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock. The Equity Income Fund seeks to achieve its investment objective of providing long-term capital appreciation and income by investing primarily in dividend-paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures. The Southeast Equity Fund's investment objective is to provide long-term capital appreciation and income. The Federal Securities Fund seeks to achieve its investment objective of providing relatively high current income consistent with relative stability of principal and safety by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities. The North Carolina Tax-Free Bond Fund seeks to achieve its investment objective of providing relatively high current income that is free of both federal and North Carolina personal income tax together with relative safety of principal by investing primarily in a portfolio of high quality North Carolina municipal securities.

    The Funds each have three classes of shares known as Class A, Class B and Class C Shares. Class A Shares are offered with a maximum front-end sales charge of 4.50% for the Equity Growth Fund, Equity Income Fund and Southeast Equity Fund and 2.75% for the Federal Securities Income Fund and North Carolina Tax-Free Bond Fund. Class B Shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 5.00% for the Equity Income Fund, the Equity Growth Fund and the Southeast Equity Fund and 3.00% for each of the other Funds to a minimum in the fifth year after purchase of 1.00% for all of the Funds. This charge is imposed if shareholders redeem their shares within five years from the date of purchase. On the seventh anniversary of their purchase date, Class B Shares convert automatically to Class A Shares. Class C Shares are offered to accounts managed by the Adviser's Trust Department and to non-profit institutions who invest at least $100,000, and there is no sales charge or CDSC imposed on this class.

    2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    a. SECURITY VALUATION Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)
business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

    b. INVESTMENT TRANSACTIONS Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

    c. FEDERAL INCOME TAXES Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

    d. DIVIDENDS TO SHAREHOLDERS The Equity Growth Fund, Equity Income Fund and Southeast Equity Fund each declare and pay dividends of substantially all of their net investment income monthly. The Federal Securities Income Fund and North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

    e. ORGANIZATION EXPENSES Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a three or five year period, beginning with each Fund's commencement of operations.

    f. DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

    g. WRITTEN OPTIONS The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)
Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

    3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES -- Centura Bank ("Adviser") serves as the Company's investment adviser. Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets:

Equity Growth Fund.............................................................      0.70%
Equity Income Fund.............................................................      0.70%
Southeast Equity Fund..........................................................      0.70%
Federal Securities Income Fund.................................................      0.30%
North Carolina Tax-Free Bond Fund..............................................      0.35%

    For the six months ended October 31, 1997, gross advisory fees and the corresponding waived fees are listed below:

                                                                                    GROSS FEES   WAIVED FEES
                                                                                    -----------  -----------
Equity Growth Fund................................................................   $ 669,162           --
Equity Income Fund................................................................     211,536    $ 102,746
Southeast Equity Fund.............................................................      79,594       25,157
Federal Securities Income Fund....................................................     188,191           --
North Carolina Tax-Free Bond Fund.................................................      72,313       49,225

    BISYS Fund Services, Inc. ("BISYS") serves as the Funds' administrator, transfer agent and fund accounting agent. Services provided under the Administrative Services Contracts include providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. The terms of the Administrative Services Contracts provide for annual fees of 0.15% of average daily net assets of each Fund.

    For the six months ended October 31, 1997, gross administration fees and the corresponding waived fees are listed below:

                                                                                    GROSS FEES   WAIVED FEES
                                                                                    -----------  -----------
Equity Growth Fund................................................................   $ 143,392           --
Equity Income Fund................................................................      45,329    $  23,269
Southeast Equity Fund.............................................................      17,056        5,392
Federal Securities Income Fund....................................................      94,096           --
North Carolina Tax-Free Bond Fund.................................................      29,535       21,068

    Services provided under the Transfer Agency Agreements include providing personnel and facilities to perform shareholder servicing and transfer agency related services. The Transfer Agency Agreements

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)
provide for a per account fee and reimbursement for out-of-pocket expenses in connection with shareholder servicing. For the six months ended October 31, 1997, transfer agent expenses incurred were $61,445, $13,146, $14,904 and $14,651 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. For the period from May 1, 1997 (commencement of operations) to October 31, 1997, transfer agent expenses incurred by the Southeast Equity Fund were $6,288.

    The terms of the Fund Accounting Agreements provide for each of the Funds to pay $2,500 per month to BISYS. For the six months ended October 31, 1997, fund accounting fees incurred, including out-of-pocket expenses, were $29,067, $20,153, $23,403 and $18,551 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. For the period from May 1, 1997 (commencement of operations) to October 31, 1997, fund accounting fees incurred by the Southeast Equity Fund were $16,928.

    Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

    Each of the Funds has adopted a Service and Distribution Plan (the "Plan") with respect to its Class A and Class B Shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

    The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A Shares. Such fees may include a service fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class A Shares. Service fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the six months ended October 31, 1997, the Adviser has undertaken to limit 12b-1 fees for Class A Shares to 0.25%. For the six months ended October 31, 1997, gross 12b-1 fees for Class A Shares and the corresponding waived fees are listed below:

                                                                                    GROSS FEES   WAIVED FEES
                                                                                    -----------  -----------
Equity Growth Fund................................................................   $  25,733    $  12,867
Equity Income Fund................................................................       1,506          753
Southeast Equity Fund.............................................................       1,846          923
Federal Securities Income Fund....................................................       1,199          600
North Carolina Tax-Free Bond Fund.................................................      10,192        5,096

    In addition, the Distributor also retains a portion of the front-end sales charge. The following is a summary of dealer commissions paid to the Distributor and Centura Bank for Class A Shares:

                                                                                    DISTRIBUTOR   CENTURA BANK
                                                                                   -------------  -------------
Equity Growth Fund...............................................................    $      40      $  11,482
Equity Income Fund...............................................................           45          1,427
Southeast Equity Fund............................................................          132          4,861
Federal Securities Income Fund...................................................           --          1,488
North Carolina Tax-Free Bond Fund................................................           --             --

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

    The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B Shares. Such fees may include a service fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class B Shares. For the six months ended October 31, 1997, gross 12b-1 fees for Class B Shares and the corresponding waived fees are listed below:

                                                                                    GROSS FEES    WAIVED FEES
                                                                                    -----------  -------------
Equity Growth Fund................................................................   $  60,444            --
Equity Income Fund................................................................       4,141            --
Southeast Equity Fund.............................................................       5,700            --
Federal Securities Income.........................................................         888     $     222
North Carolina Tax-Free Bond Fund.................................................       1,979           495

    The Distributor also receives proceeds of any CDSC imposed on redemptions of Class B Shares.The following is a summary of the dealer commissions paid to the distributor and Centura Bank for Class B Shares:

                                                                                    DISTRIBUTOR   CENTURA BANK
                                                                                   -------------  -------------
Equity Growth Fund...............................................................    $     578      $  15,656
Equity Income Fund...............................................................          380          1,970
Southeast Equity Fund............................................................          184          5,703
Federal Securities Income........................................................           --             11
North Carolina Tax-Free Bond Fund................................................           --             --

    Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended April 30, 1997, Centura Bank earned custodian fees and out-of-pocket expenses of $30,074, $10,478, $16,192 and $7,158 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. For the period from May 1, 1997 (commencement of operations) to October 31, 1997, custodian fees and out-of-pocket expenses incurred by the Southeast Equity Fund were $8,067.

    4. CONCENTRATION OF CREDIT RISK -- The North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

    5. ACQUISITION OF CENTURA SOUTHEAST FUND AND CENTURA SOUTHEAST EMPLOYEES BENEFIT FUND -- On May 2, 1997, the Southeast Equity Fund issued Class C Shares to acquire all of the assets and liabilities of the Centura Southeast Fund and Centura Southeast Employees Benefit Fund. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

Shares.....................................................   1,592,422
Net Assets.................................................  $15,924,220
Net Asset Value............................................  $    10.00
Unrealized Appreciation....................................  $  778,713

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

    6. SECURITIES TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 1997, were as follows:

                                                                                  PURCHASES        SALES
                                                                                -------------  -------------
Equity Growth Fund............................................................  $  47,376,561  $  59,868,384
Equity Income Fund............................................................      9,034,489     11,282,130
Southeast Equity Fund.........................................................     12,047,284      7,583,920
Federal Securities Income.....................................................     59,352,604     44,187,619
North Carolina Tax-Free Bond..................................................      9,377,784      7,031,859

    7. FINANCIAL INSTRUMENTS -- Investing in financial instruments such as written options, futures and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against changes in interest rates, stock prices, currency fluctuations and other market developments.

    The following is a summary of written put option activity for the six months ended October 31, 1997 by the Federal Securities Income Fund:

                                                                                      SHARES
                                                                                    SUBJECT TO
                                                                                     CONTRACT     PREMIUMS
                                                                                   -------------  ---------
Balance at beginning of year.....................................................            --          --
Options written..................................................................    20,000,000   $  85,548
                                                                                   -------------  ---------
Options expired..................................................................    (5,000,000)    (24,219)
                                                                                   -------------  ---------
Options exercised................................................................    (5,000,000)    (20,703)
                                                                                   -------------  ---------
Options outstanding at end of period.............................................    10,000,000   $  40,626
                                                                                   -------------  ---------
                                                                                   -------------  ---------

    Put options outstanding at October 31, 1997 for the Federal Securities Income Fund consist of:

                                                                                        PRINCIPAL
                                                                                          AMOUNT       VALUE
                                                                                       ------------  ---------
U.S. Treasury Note, 5.88%, strike price 99.6562, expiring 11/13/97...................     5,000,000  $   2,734
U.S. Treasury Note, 15.88%, strike price 99.7109, expiring 11/20/97..................     5,000,000      5,469
                                                                                                     ---------
                                                                                                     $   8,203
                                                                                                     ---------
                                                                                                     ---------

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

    8. CAPITAL SHARE TRANSACTIONS: -- Transactions in capital shares for the Trust were as follows:

                                                    EQUITY GROWTH FUND     EQUITY INCOME FUND
                                                  ----------------------  ---------------------
                                                       AMOUNT     SHARES      AMOUNT     SHARES
                                                  -----------  ---------  ----------  ---------
                                                    FOR THE SIX MONTHS     FOR THE SIX MONTHS
                                                          ENDED                   ENDED
                                                     OCTOBER 31, 1997       OCTOBER 31, 1997
                                                  ----------------------  ---------------------
                                                       (UNAUDITED)             (UNAUDITED)
CLASS A SHARES:
  Shares issued.................................  $ 1,424,934     78,973  $  501,869     40,963
  Dividends reinvested..........................       14,362        825       6,107        511
  Shares redeemed...............................     (501,075)   (28,393)    (48,390)    (4,131)
                                                  -----------  ---------  ----------  ---------
  Net Increase (Decrease) -- Class A Shares.....  $   938,221     51,405  $  459,586     37,343
                                                  -----------  ---------  ----------  ---------
                                                  -----------  ---------  ----------  ---------
CLASS B SHARES:
  Shares issued.................................  $ 2,220,891    124,168  $  769,368     62,657
  Dividends reinvested..........................          941         57       5,950        501
  Shares redeemed...............................     (425,604)   (23,915)    (25,097)    (2,012)
                                                  -----------  ---------  ----------  ---------
  Net Increase (Decrease) -- Class B Shares.....  $ 1,796,228    100,310  $  750,221     61,146
                                                  -----------  ---------  ----------  ---------
                                                  -----------  ---------  ----------  ---------
CLASS C SHARES:
  Shares issued.................................  $13,568,830    762,290  $5,339,045    433,204
  Dividends reinvested..........................      300,753     17,286     359,350     30,349
  Shares redeemed...............................  (22,454,951) (1,248,975) (6,618,087)  (534,358)
                                                  -----------  ---------  ----------  ---------
  Net Increase (Decrease) -- Class C Shares.....  $(8,585,368)  (469,399) $ (919,692)   (70,805)
                                                  -----------  ---------  ----------  ---------
                                                  -----------  ---------  ----------  ---------
  Total Net Increase (Decrease).................  $(5,850,919)  (317,684) $  290,115     27,684
                                                  -----------  ---------  ----------  ---------
                                                  -----------  ---------  ----------  ---------

                                                    FOR THE YEAR ENDED    FOR THE PERIOD ENDED
                                                      APRIL 30, 1997       APRIL 30, 1997 (a)
                                                  ----------------------  ---------------------
CLASS A SHARES:
  Shares issued.................................  $ 2,662,321    184,402  $  335,666     31,415
  Dividends reinvested..........................      312,197     20,703       1,994        185
  Shares redeemed...............................     (761,290)   (51,492)     (5,711)      (628)
                                                  -----------  ---------  ----------  ---------
  Net Increase (Decrease) -- Class A Shares.....  $ 2,213,228    153,613  $  331,949     30,972
                                                  -----------  ---------  ----------  ---------
                                                  -----------  ---------  ----------  ---------
CLASS B SHARES:
  Shares issued.................................  $ 3,195,251    223,156  $  421,394     39,170
  Dividends reinvested..........................      325,799     21,728       1,009         93
  Shares redeemed...............................     (559,565)   (37,680)     (1,450)       (38)
                                                  -----------  ---------  ----------  ---------
  Net Increase (Decrease) -- Class B Shares.....  $ 2,961,485    207,204  $  420,953     39,225
                                                  -----------  ---------  ----------  ---------
                                                  -----------  ---------  ----------  ---------
CLASS C SHARES:
  Shares issued.................................  $38,962,086  2,721,890  $56,368,725 5,592,029
  Dividends reinvested..........................    4,585,592    304,531     339,771     31,634
  Shares redeemed...............................  (41,293,884) (2,770,234) (8,713,750)  (806,095)
                                                  -----------  ---------  ----------  ---------
  Net Increase (Decrease) -- Class C Shares.....  $ 2,253,794    256,187  $47,994,746 4,817,568
                                                  -----------  ---------  ----------  ---------
                                                  -----------  ---------  ----------  ---------
  Total Net Increase (Decrease).................  $ 7,428,507    617,004  $48,747,648 4,887,765
                                                  -----------  ---------  ----------  ---------
                                                  -----------  ---------  ----------  ---------

-------------

(a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

                                                                           SOUTHEAST EQUITY FUND
                                                                           ---------------------
                                                                               AMOUNT     SHARES
                                                                           ----------  ---------
                                                                           FOR THE PERIOD ENDED
                                                                           OCTOBER 31, 1997 (A)
                                                                           ---------------------
                                                                                (UNAUDITED)
CLASS A SHARES:
  Shares issued..........................................................  $1,387,946    111,486
  Dividends reinvested...................................................       1,537        122
  Shares redeemed........................................................     (11,726)      (838)
                                                                           ----------  ---------
  Net Increase (Decrease) -- Class A Shares..............................  $1,377,757    110,770
                                                                           ----------  ---------
                                                                           ----------  ---------
CLASS B SHARES:
  Shares issued..........................................................  $2,183,576    174,868
  Dividends reinvested...................................................       1,082         87
  Shares redeemed........................................................      (4,330)      (319)
                                                                           ----------  ---------
  Net Increase (Decrease) -- Class B Shares..............................  $2,180,328    174,636
                                                                           ----------  ---------
                                                                           ----------  ---------
CLASS C SHARES:
  Shares issued..........................................................  $20,302,975 1,911,261
  Dividends reinvested...................................................      29,691      2,391
  Shares redeemed........................................................  (1,689,646)  (132,971)
                                                                           ----------  ---------
  Net Increase (Decrease) -- Class C Shares..............................  $18,643,020 1,780,681
                                                                           ----------  ---------
                                                                           ----------  ---------
  Total Net Increase (Decrease)..........................................  $22,201,105 2,066,087
                                                                           ----------  ---------
                                                                           ----------  ---------

-------------

(a) For the period from May 1, 1997 (commencement of operations) to October 31, 1997.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
OCTOBER 31, 1997 (UNAUDITED)

                                                   FEDERAL SECURITIES        NORTH CAROLINA
                                                      INCOME FUND          TAX-FREE BOND FUND
                                                 ----------------------  ----------------------
                                                      AMOUNT     SHARES       AMOUNT     SHARES
                                                 -----------  ---------  -----------  ---------
                                                   FOR THE SIX MONTHS      FOR THE SIX MONTHS
                                                         ENDED                   ENDED
                                                    OCTOBER 31, 1997        OCTOBER 31, 1997
                                                 ----------------------  ----------------------
                                                      (UNAUDITED)             (UNAUDITED)
CLASS A SHARES:
  Shares issued................................  $   166,035     16,532  $   882,253     85,843
  Dividends reinvested.........................       13,064      1,303       82,676      8,119
  Shares redeemed..............................     (154,998)   (15,456)    (244,413)   (24,035)
                                                 -----------  ---------  -----------  ---------
  Net Increase (Decrease) -- Class A Shares....  $    24,101      2,379  $   720,516     69,927
                                                 -----------  ---------  -----------  ---------
                                                 -----------  ---------  -----------  ---------
CLASS B SHARES:
  Shares issued................................  $    34,619      3,450  $        --         --
  Dividends reinvested.........................        3,969        396        6,712        659
  Shares redeemed..............................     (102,804)   (10,234)     (61,485)    (6,091)
                                                 -----------  ---------  -----------  ---------
  Net Increase (Decrease) -- Class B Shares....  $   (64,216)    (6,388) $   (54,773)    (5,432)
                                                 -----------  ---------  -----------  ---------
                                                 -----------  ---------  -----------  ---------
CLASS C SHARES:
  Shares issued................................  $14,927,158  1,483,968  $ 3,341,031    330,989
  Dividends reinvested.........................    2,146,566    214,093       14,619      1,438
  Shares redeemed..............................  (10,869,408) (1,080,771)  (1,819,225)  (178,253)
                                                 -----------  ---------  -----------  ---------
  Net Increase (Decrease) -- Class C Shares....  $ 6,204,316    617,290  $ 1,536,425    154,174
                                                 -----------  ---------  -----------  ---------
                                                 -----------  ---------  -----------  ---------
  Total Net Increase (Decrease)................  $ 6,164,201    613,281  $ 2,202,168    218,669
                                                 -----------  ---------  -----------  ---------
                                                 -----------  ---------  -----------  ---------


                                                   FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                                     APRIL 30, 1997          APRIL 30, 1997
                                                 ----------------------  ----------------------
CLASS A SHARES:
  Shares issued................................  $   100,235     10,024  $    53,925      5,368
  Dividends reinvested.........................       32,140      3,216      198,536     19,744
  Shares redeemed..............................     (174,691)   (17,468)    (335,666)   (33,512)
                                                 -----------  ---------  -----------  ---------
  Net Increase (Decrease) -- Class A Shares....  $   (42,316)    (4,228) $   (83,205)    (8,400)
                                                 -----------  ---------  -----------  ---------
                                                 -----------  ---------  -----------  ---------
CLASS B SHARES:
  Shares issued................................  $    42,895      4,302  $    27,431      2,738
  Dividends reinvested.........................        7,598        759       14,712      1,464
  Shares redeemed..............................      (31,751)    (3,177)      (3,153)      (311)
                                                 -----------  ---------  -----------  ---------
  Net Increase (Decrease) -- Class B Shares....  $    18,742      1,884  $    38,990      3,891
                                                 -----------  ---------  -----------  ---------
                                                 -----------  ---------  -----------  ---------
CLASS C SHARES:
  Shares issued................................  $30,929,370  3,090,869  $ 5,386,444    536,937
  Dividends reinvested.........................    4,050,940    404,673       47,828      4,759
  Shares redeemed..............................  (24,516,503) (2,454,782) (10,120,245) (1,008,532)
                                                 -----------  ---------  -----------  ---------
  Net Increase (Decrease) -- Class C Shares....  $10,463,807  1,040,760  $(4,685,973)  (466,836)
                                                 -----------  ---------  -----------  ---------
                                                 -----------  ---------  -----------  ---------
  Total Net Increase (Decrease)................  $10,440,233  1,038,416  $(4,730,188)  (471,345)
                                                 -----------  ---------  -----------  ---------
                                                 -----------  ---------  -----------  ---------

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS

                                                                   EQUITY GROWTH FUND
                                         ----------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  OCTOBER 31, 1997                        YEAR ENDED
                                                    (UNAUDITED)                         APRIL 30, 1997
                                         ----------------------------------     -------------------------------
                                          CLASS        CLASS        CLASS        CLASS        CLASS     CLASS
                                            A            B            C            A            B         C
                                         --------     --------     --------     --------     --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  15.33     $  15.20     $  15.33     $  14.31     $  14.24  $  14.31
                                         --------     --------     --------     --------     --------  --------
INVESTMENT ACTIVITIES
  Net investment income.................     0.02        (0.04)        0.04         0.06        (0.04)     0.09
  Net realized and unrealized gains
    (losses) from investments...........     2.84         2.82         2.86         1.58         1.57      1.58
                                         --------     --------     --------     --------     --------  --------
  Total from Investment Activities......     2.86         2.78         2.90         1.64         1.53      1.67
                                         --------     --------     --------     --------     --------  --------
DISTRIBUTIONS
  Net investment income.................    (0.02)          --        (0.04)       (0.06)       (0.01)    (0.09)
  Net realized gains....................       --           --           --        (0.56)       (0.56)    (0.56)
                                         --------     --------     --------     --------     --------  --------
  Total Distributions...................    (0.02)          --        (0.04)       (0.62)       (0.57)    (0.65)
                                         --------     --------     --------     --------     --------  --------
NET ASSET VALUE, END OF PERIOD.......... $  18.17     $  17.98     $  18.19     $  15.33     $  15.20  $  15.33
                                         --------     --------     --------     --------     --------  --------
                                         --------     --------     --------     --------     --------  --------
Total Return (excludes sales and
  redemption charges)...................    18.69%(e)    18.30%(e)    18.95%(e)    11.55%       10.78%    11.82%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..... $ 11,013     $ 13,348     $166,054     $  8,501     $  9,761  $147,213
  Ratio of expenses to average net
    assets..............................     1.36%(b)     2.11%(b)     1.11%(b)     1.30%        2.05%     1.05%
  Ratio of net investment income (loss)
    to average net assets...............     0.26%(b)    (0.49)%(b)     0.52%(b)     0.42%      (0.33)%     0.67%
  Ratio of expenses to average net
    assets*.............................     1.61%(b)     2.11%(b)     1.11%(b)     1.55%        2.05%     1.05%
  Ratio of net investment income (loss)
    to average net assets*..............     0.01%(b)    (0.49)%(b)     0.52%(b)     0.17%      (0.33)%     0.67%
Portfolio Turnover (c)..................       27%          27%          27%          67%          67%       67%
Average Commission Rate Paid (f)........ $ 0.0828     $ 0.0828     $ 0.0828     $ 0.0805     $ 0.0805  $ 0.0805


                                                     YEAR ENDED                            PERIOD ENDED
                                                   APRIL 30, 1996                       APRIL 30, 1995(a)
                                         ----------------------------------             ------------------
                                          CLASS        CLASS        CLASS        CLASS        CLASS        CLASS
                                            A            B            C            A            B            C
                                         --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.... $  10.70     $  10.69     $  10.70     $  10.00     $  10.00     $  10.00
                                         --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.................     0.03        (0.06)        0.07         0.06         0.03         0.07
  Net realized and unrealized gains
    (losses) from investments...........     3.67         3.65         3.65         0.70         0.69         0.70
                                         --------     --------     --------     --------     --------     --------
  Total from Investment Activities......     3.70         3.59         3.72         0.76         0.72         0.77
                                         --------     --------     --------     --------     --------     --------
DISTRIBUTIONS
  Net investment income.................    (0.05)          --        (0.07)       (0.06)       (0.03)       (0.07)
  Net realized gains....................    (0.04)       (0.04)       (0.04)          --           --           --
                                         --------     --------     --------     --------     --------     --------
  Total Distributions...................    (0.09)       (0.04)       (0.11)       (0.06)       (0.03)       (0.07)
                                         --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.......... $  14.31     $  14.24     $  14.31     $  10.70     $  10.69     $  10.70
                                         --------     --------     --------     --------     --------     --------
                                         --------     --------     --------     --------     --------     --------
Total Return (excludes sales and
  redemption charges)...................    34.72%       33.73%       34.97%        7.64%(e)     7.23%(e)     7.71%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..... $  5,740     $  6,194     $133,714     $    968     $  1,362     $ 84,004
  Ratio of expenses to average net
    assets..............................     1.26%        2.02%        1.04%        1.29%(b)     2.03%(b)     1.04%(b)
  Ratio of net investment income (loss)
    to average net assets...............     0.27%       (0.48)%       0.55%        0.63%(b)       --(b)      0.79%(b)
  Ratio of expenses to average net
    assets*.............................       (d)          (d)          (d)        1.32%(b)     2.06%(b)     1.07%(b)
  Ratio of net investment income (loss)
    to average net assets*..............       (d)          (d)          (d)        0.60%(b)    (0.03)%(b)     0.76%(b)
Portfolio Turnover (c)..................       46%          46%          46%          44%          44%          44%
Average Commission Rate Paid (f)........       --           --           --           --           --           --

--------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) There were no waivers or reimbursements during the period.

(e)  Not annualized.

(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending on or before September 30, 1996.

     SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                  EQUITY INCOME FUND
                                    -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                              OCTOBER 31, 1997                            PERIOD ENDED
                                                 (UNAUDITED)                            APRIL 30, 1997(a)
                                    -------------------------------------     -------------------------------------
                                      CLASS         CLASS         CLASS         CLASS         CLASS         CLASS
                                        A             B             C             A             B             C
                                    ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................  $   10.91     $   10.88     $   10.89     $   10.00     $   10.00     $   10.00
                                    ---------     ---------     ---------     ---------     ---------     ---------
INVESTMENT ACTIVITIES
  Net investment income...........       0.13          0.09          0.15          0.14          0.11          0.15
  Net realized and unrealized
    gains (losses) from
    investments...................       1.71          1.70          1.71          0.93          0.90          0.91
                                    ---------     ---------     ---------     ---------     ---------     ---------
  Total from Investment
    Activities....................       1.84          1.79          1.86          1.07          1.01          1.06
                                    ---------     ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS
  Net investment income...........      (0.14)        (0.10)        (0.15)        (0.14)        (0.11)        (0.15)
  Net realized gains..............         --            --            --         (0.02)        (0.02)        (0.02)
                                    ---------     ---------     ---------     ---------     ---------     ---------
  Total Distributions.............      (0.14)        (0.10)        (0.15)        (0.16)        (0.13)        (0.17)
                                    ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD....  $   12.61     $   12.57     $   12.60     $   10.91     $   10.88     $   10.89
                                    ---------     ---------     ---------     ---------     ---------     ---------
                                    ---------     ---------     ---------     ---------     ---------     ---------
Total Return (excludes sales and
  redemption charges) (d).........      16.89%        16.45%        17.15%        10.69%        10.15%        10.65%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).........................  $     862     $   1,262     $  59,798     $     338     $     427     $  52,486
  Ratio of expenses to average net
    assets (b)....................       0.98%(b)      1.73%(b)      0.73%(b)      0.99%         1.71%         0.75%
  Ratio of net investment income
    to average net assets (b).....       2.10%(b)      1.33%(b)      2.45%(b)      2.15%         1.52%         2.45%
  Ratio of expenses to average net
    assets* (b)...................       1.65%(b)      2.14%(b)      1.15%(b)      1.65%         2.12%         1.17%
  Ratio of net investment income
    to average net assets* (b)....       1.43%(b)      0.92%(b)      2.03%(b)      1.48%         1.10%         2.03%
Portfolio Turnover (c)............         16%           16%           16%           24%           24%           24%
Average Commission Rate Paid
  (e).............................  $  0.0835     $  0.0835     $  0.0835     $  0.0898     $  0.0898     $  0.0898

---------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from October 2, 1996 (commencement of operations) to April 30, 1997.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) Not annualized.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for periods ending on or before September 30, 1996.

   SEE NOTES TO FINANCIAL STATEMENTS.

THE CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                               SOUTHEAST EQUITY FUND
                                                                       -------------------------------------
                                                                                   PERIOD ENDED
                                                                                OCTOBER 31, 1997(a)
                                                                       -------------------------------------
                                                                         CLASS         CLASS         CLASS
                                                                           A             B             C
                                                                       ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................................  $   10.00     $   10.00     $   10.00
                                                                       ---------     ---------     ---------
INVESTMENT ACTIVITIES
  Net investment income..............................................       0.04         (0.01)         0.05
  Net realized and unrealized gains (losses) from investments........       3.58          3.57          3.57
                                                                       ---------     ---------     ---------
  Total from Investment Activities...................................       3.62          3.56          3.62
                                                                       ---------     ---------     ---------
DISTRIBUTIONS
  Net investment income..............................................      (0.04)        (0.02)        (0.05)
                                                                       ---------     ---------     ---------
  Total Distributions................................................      (0.04)        (0.02)        (0.05)
                                                                       ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD.......................................  $   13.58     $   13.54     $   13.57
                                                                       ---------     ---------     ---------
                                                                       ---------     ---------     ---------
Total Return (excludes sales and redemption charges) (d).............      36.20%        35.58%        36.23%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................  $   1,504     $   2,365     $  24,160
  Ratio of expenses to average net assets (b)........................       1.30%         2.04%         1.03%
  Ratio of net investment income to average net assets (b)...........       0.53%        (0.20)%        0.81%
  Ratio of expenses to average net assets* (b).......................       1.78%         2.28%         1.31%
  Ratio of net investment income to average net assets* (b)..........       0.05%        (0.44)%        0.53%
Portfolio Turnover (c)...............................................         36%           36%           36%
Average Commission Rate Paid (e).....................................  $  0.0772     $  0.0772     $  0.0772

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from May 1, 1997 (commencement of operations) to October 31, 1997.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) Not annualized.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold by the Fund for which commissions were charged.

   SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       FEDERAL SECURITIES INCOME FUND
                                   ----------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            OCTOBER 31, 1997                        YEAR ENDED
                                              (UNAUDITED)                         APRIL 30, 1997
                                   ----------------------------------     -------------------------------
                                    CLASS        CLASS        CLASS        CLASS        CLASS     CLASS
                                      A            B            C            A            B         C
                                   --------     --------     --------     --------     --------  --------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................     $   9.94     $   9.94     $   9.94     $  10.01     $  10.01  $  10.01
                                   --------     --------     --------     --------     --------  --------
INVESTMENT ACTIVITIES
  Net investment income.......         0.28         0.25         0.29         0.56         0.50      0.59
  Net realized and unrealized
    gains (losses) from
    investments...............         0.23         0.22         0.23        (0.07)       (0.07)    (0.07)
                                   --------     --------     --------     --------     --------  --------
  Total from Investment
    Activities................         0.51         0.47         0.52         0.49         0.43      0.52
                                   --------     --------     --------     --------     --------  --------
DISTRIBUTIONS
  Net investment income.......        (0.28)       (0.25)       (0.29)       (0.56)       (0.50)    (0.59)
                                   --------     --------     --------     --------     --------  --------
  Total Distributions.........        (0.28)       (0.25)       (0.29)       (0.56)       (0.50)    (0.59)
                                   --------     --------     --------     --------     --------  --------
NET ASSET VALUE, END OF
  PERIOD......................     $  10.17     $  10.16     $  10.17     $   9.94     $   9.94  $   9.94
                                   --------     --------     --------     --------     --------  --------
                                   --------     --------     --------     --------     --------  --------
Total Return (excludes sales
  and redemption charges).....         5.15%(e)     4.79%(e)     5.29%(e)     5.07%        4.46%     5.33%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).....................     $    516     $    133     $128,420     $    481     $    194  $119,434
  Ratio of expenses to average
    net assets................         0.95%(b)     1.46%(b)     0.70%(b)     0.82%        1.40%     0.58%
  Ratio of net investment
    income to average net
    assets....................         5.46%(b)     4.96%(b)     5.71%(b)     5.63%        5.04%     5.88%
  Ratio of expenses to average
    net assets*...............         1.20%(b)     1.71%(b)     0.70%(b)     1.07%        1.65%     0.58%
  Ratio of net investment
    income to average net
    assets*...................         5.21%(b)     4.71%(b)     5.71%(b)     5.38%        4.79%     5.88%
Portfolio Turnover (c)........           37%          37%          37%          26%          26%       26%


                                           YEAR ENDED                            PERIOD ENDED
                                         APRIL 30, 1996                       APRIL 30, 1995(a)
                               ----------------------------------             ------------------
                                CLASS        CLASS        CLASS        CLASS        CLASS        CLASS
                                  A            B            C            A            B            C
                               --------     --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF
  PERIOD...................... $   9.97     $   9.97     $   9.97     $  10.00     $  10.00     $  10.00
                               --------     --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES
  Net investment income.......     0.57         0.50         0.60         0.52         0.45         0.54
  Net realized and unrealized
    gains (losses) from
    investments...............     0.04         0.04         0.04        (0.03)       (0.03)       (0.03)
                               --------     --------     --------     --------     --------     --------
  Total from Investment
    Activities................     0.61         0.54         0.64         0.49         0.42         0.51
                               --------     --------     --------     --------     --------     --------
DISTRIBUTIONS
  Net investment income.......    (0.57)       (0.50)       (0.60)       (0.52)       (0.45)       (0.54)
                               --------     --------     --------     --------     --------     --------
  Total Distributions.........    (0.57)       (0.50)       (0.60)       (0.52)       (0.45)       (0.54)
                               --------     --------     --------     --------     --------     --------
NET ASSET VALUE, END OF
  PERIOD...................... $  10.01     $  10.01     $  10.01     $   9.97     $   9.97     $   9.97
                               --------     --------     --------     --------     --------     --------
                               --------     --------     --------     --------     --------     --------
Total Return (excludes sales
  and redemption charges).....     6.20%        5.40%        6.47%        5.02%(e)     4.32%(e)     5.28%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..................... $    526     $    176     $109,775     $    247     $    118     $ 93,807
  Ratio of expenses to average
    net assets................     0.85%        1.61%        0.61%        0.86%(b)     1.61%(b)     0.63%(b)
  Ratio of net investment
    income to average net
    assets....................     5.61%        4.84%        5.88%        5.58%(b)     4.86%(b)     5.97%(b)
  Ratio of expenses to average
    net assets*...............       (d)          (d)          (d)        0.89%(b)     1.64%(b)     0.66%(b)
  Ratio of net investment
    income to average net
    assets*...................       (d)          (d)          (d)        5.55%(b)     4.83%(b)     5.94%(b)
Portfolio Turnover (c)........       34%          34%          34%          42%          42%          42%

--------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) There were no waivers or reimbursements during the period.

(e)  Not annualized.

     SEE NOTES TO FINANCIAL STATEMENTS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   NORTH CAROLINA TAX-FREE BOND FUND
                              ----------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       OCTOBER 31, 1997                            YEAR ENDED
                                         (UNAUDITED)                             APRIL 30, 1997
                              ----------------------------------      ------------------------------------
                               CLASS        CLASS        CLASS         CLASS        CLASS       CLASS
                                 A            B            C             A            B           C
                              -------      -------      --------      -------      -------     -------
NET ASSET VALUE,
  BEGINNING OF PERIOD....     $  9.98      $  9.98      $   9.98      $ 10.04      $ 10.04        $  10.04
                              -------      -------      --------      -------      -------         -------
INVESTMENT ACTIVITIES
  Net investment
    income...............        0.22         0.19          0.23         0.43         0.37            0.46
  Net realized and
    unrealized gains
    (losses) from
    investments..........        0.32         0.32          0.32         0.03         0.03            0.03
                              -------      -------      --------      -------      -------         -------
  Total from Investment
    Activities...........        0.54         0.51          0.55         0.46         0.40            0.49
                              -------      -------      --------      -------      -------         -------
DISTRIBUTIONS
  Net investment
    income...............       (0.22)       (0.19)        (0.23)       (0.43)       (0.37)          (0.46)
  Net realized gains.....          --           --            --        (0.09)       (0.09)          (0.09)
                              -------      -------      --------      -------      -------         -------
  Total Distributions....       (0.22)       (0.19)        (0.23)       (0.52)       (0.46)          (0.55)
                              -------      -------      --------      -------      -------         -------
NET ASSET VALUE, END OF
  PERIOD.................     $ 10.30      $ 10.30      $  10.30      $  9.98      $  9.98        $   9.98
                              -------      -------      --------      -------      -------         -------
                              -------      -------      --------      -------      -------         -------
Total Return (excludes
  sales and redemption
  charges)...............        5.42%(d)     5.15%(d)      5.55%(d)     4.71%        4.11%           4.97%
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000).........     $ 4,664      $   387      $ 34,768      $ 3,823      $   430        $ 32,159
  Ratio of expenses to
    average net assets...        0.69%(b)     1.19%(b)      0.44%(b)     0.69%        1.27%           0.44%
  Ratio of net investment
    income to average net
    assets...............        4.22%(b)     3.72%(b)      4.47%(b)     4.31%        3.73%           4.56%
  Ratio of expenses to
    average net assets*..        1.30%(b)     1.80%(b)      0.80%(b)     1.30%        1.88%           0.80%
  Ratio of net investment
    income to average net
    assets*..............        3.61%(b)     3.11%(b)      4.11%(b)     3.70%        3.12%           4.20%
Portfolio Turnover (c)...          19%          19%           19%          34%          34%             34%


                                         YEAR ENDED                                PERIOD ENDED
                                       APRIL 30, 1996                           APRIL 30, 1995(a)
                          ----------------------------------------              ------------------
                              CLASS           CLASS        CLASS         CLASS        CLASS        CLASS
                                A               B            C             A            B            C
                             ------          -------      --------      -------      -------      --------
NET ASSET VALUE,
  BEGINNING OF PERIOD....       $  9.98      $  9.98      $   9.98      $ 10.00      $ 10.00      $  10.00
                                 ------      -------      --------      -------      -------      --------
INVESTMENT ACTIVITIES
  Net investment
    income...............          0.42         0.34          0.44         0.39         0.32          0.41
  Net realized and
    unrealized gains
    (losses) from
    investments..........          0.13         0.13          0.13        (0.02)       (0.02)        (0.02)
                                 ------      -------      --------      -------      -------      --------
  Total from Investment
    Activities...........          0.55         0.47          0.57         0.37         0.30          0.39
                                 ------      -------      --------      -------      -------      --------
DISTRIBUTIONS
  Net investment
    income...............         (0.42)       (0.34)        (0.44)       (0.39)       (0.32)        (0.41)
  Net realized gains.....         (0.07)       (0.07)        (0.07)          --           --            --
                                 ------      -------      --------      -------      -------      --------
  Total Distributions....         (0.49)       (0.41)        (0.51)       (0.39)       (0.32)        (0.41)
                                 ------      -------      --------      -------      -------      --------
NET ASSET VALUE, END OF
  PERIOD.................       $ 10.04      $ 10.04      $  10.04      $  9.98      $  9.98      $   9.98
                                 ------      -------      --------      -------      -------      --------
                                 ------      -------      --------      -------      -------      --------
Total Return (excludes
  sales and redemption
  charges)...............          5.50%        4.72%         5.78%        3.77%(d)     3.09%(d)      4.08%(d)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000).........       $ 3,927      $   393      $ 37,009      $   429      $   275      $ 34,885
  Ratio of expenses to
    average net assets...          0.68%        1.44%         0.44%        0.42%(b)     0.99%(b)      0.41%(b)
  Ratio of net investment
    income to average net
    assets...............          3.98%        3.30%         4.32%        4.46%(b)     3.89%(b)      4.64%(b)
  Ratio of expenses to
    average net assets*..          1.04%        1.80%         0.80%        0.92%(b)     1.49%(b)      0.91%(b)
  Ratio of net investment
    income to average net
    assets*..............          3.62%        2.94%         3.96%        3.96%(b)     3.39%(b)      4.14%(b)
Portfolio Turnover (c)...            80%          80%           80%         121%         121%          121%

--------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period from June 1, 1994 (commencement of operations) to April 30, 1995.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) Not annualized.

     SEE NOTES TO FINANCIAL STATEMENTS.